Document And Entity Information	12 Months Ended
Dec. 31, 2010
Entity Registrant Name	MEDICAL PROPERTIES TRUST INC
Entity Central Index Key	0001287865
Document Type	Other
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Entity Filer Category	Large Accelerated Filer
MPT Operating Partnership, L.P. [Member]
Entity Registrant Name	MPT Operating Partnership, L.P.
Entity Central Index Key	0001524607
Document Type	Other
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Real Estate Assets [Abstract]
Land	$ 96,894	$ 87,888
Buildings and improvements	893,741	774,022
Construction in progress and other	6,730	291
Intangible lease assets	35,004	24,097
Mortgage loans	165,000	200,164
Real estate held for sale		89,973
Gross investment in real estate assets	1,197,369	1,176,435
Accumulated depreciation	(68,662)	(47,965)
Accumulated amortization	(7,432)	(5,133)
Net investment in real estate assets	1,121,275	1,123,337
Cash and cash equivalents	98,408	15,307
Interest and rent receivables	26,176	19,845
Straight-line rent receivables	28,912	27,539
Other loans	50,985	110,842
Other assets	23,058	13,028
Total Assets	1,348,814	1,309,898
Liabilities
Debt, net	369,970	576,678
Accounts payable and accrued expenses	35,974	29,247
Deferred revenue	23,137	15,350
Lease deposits and other obligations to tenants	20,157	17,048
Total liabilities	449,238	638,323
Commitments and Contingencies
Equity
Preferred stock, $0.001 par value. Authorized 10,000 shares; no shares outstanding
Common stock, $0.001 par value. Authorized 150,000 shares; issued and outstanding -110,225 shares at December 31, 2010 and 78,725 shares at December 31, 2009	110	79
Additional paid-in capital	1,051,785	759,721
Distributions in excess of net income	(148,530)	(88,093)
Accumulated other comprehensive loss	(3,641)
Treasury shares, at cost	(262)	(262)
Total Medical Properties Trust, Inc. stockholders' equity	899,462	671,445
Non-controlling interests	114	130
Total Equity	899,576	671,575
Total Liabilities and Equity	1,348,814	1,309,898
Common Units [Member]
Equity
Total Medical Properties Trust, Inc. stockholders' equity	110	79
MPT Operating Partnership, L.P. [Member]
Real Estate Assets [Abstract]
Land	96,894	87,888
Buildings and improvements	893,741	774,022
Construction in progress and other	6,730	291
Intangible lease assets	35,004	24,097
Mortgage loans	165,000	200,164
Real estate held for sale		89,973
Gross investment in real estate assets	1,197,369	1,176,435
Accumulated depreciation	(68,662)	(47,965)
Accumulated amortization	(7,432)	(5,133)
Net investment in real estate assets	1,121,275	1,123,337
Cash and cash equivalents	98,408	15,307
Interest and rent receivables	26,176	19,845
Straight-line rent receivables	28,912	27,539
Other loans	50,985	110,842
Other assets	23,058	13,028
Total Assets	1,348,814	1,309,898
Liabilities
Debt, net	369,970	576,678
Accounts payable and accrued expenses	13,658	13,208
Deferred revenue	23,137	15,350
Payable due to Medical Properties Trust, Inc.	21,943	15,742
Lease deposits and other obligations to tenants	20,157	17,048
Total liabilities	448,865	638,026
Commitments and Contingencies
Equity
General Partner - issued and outstanding - 1,102 units at December 31, 2010 and 787 units at December 31, 2009	9,035	6,717
Accumulated other comprehensive loss	(3,641)
Total Medical Properties Trust, Inc. stockholders' equity		671,872
Total MPT Operating Partnership capital	899,835	671,742
Non-controlling interests	114	130
Total capital	899,949	671,872
Total Liabilities and Equity	1,348,814	1,309,898
MPT Operating Partnership, L.P. [Member] | Common Units [Member]
Equity
Limited Partners Capital	894,441	664,952
Total Medical Properties Trust, Inc. stockholders' equity	894,441	664,952
MPT Operating Partnership, L.P. [Member] | LTIP Units [Member]
Equity
Limited Partners Capital		$ 73

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Equity
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	110,225,000	78,725,000
Common stock, shares outstanding	110,225,000	78,725,000
MPT Operating Partnership, L.P. [Member]
Equity
General Partner, units issued	1,102,000	787,000
General Partner, units outstanding	1,102,000	787,000
MPT Operating Partnership, L.P. [Member] | Common Units [Member]
Equity
Limited Partners, units issued	109,123,000	77,938,000
Limited Partners, units outstanding	109,123,000	77,938,000
MPT Operating Partnership, L.P. [Member] | LTIP Units [Member]
Equity
Limited Partners, units issued	94,000	63,000
Limited Partners, units outstanding	94,000	63,000

Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues
Rent billed	$ 92,785	$ 81,865	$ 74,146
Straight-line rent	2,074	8,221	3,742
Interest and fee income	26,988	28,723	29,182
Total revenues	121,847	118,809	107,070
Expenses
Real estate depreciation and amortization	24,486	22,628	22,385
Loan impairment charge	12,000
Property-related	4,407	3,802	4,242
General and administrative	28,535	21,096	19,515
Total operating expense	69,428	47,526	46,142
Operating income	52,419	71,283	60,928
Other income (expense)
Interest and other income	1,518	43	86
Debt refinancing costs	(6,716)
Interest expense	(33,993)	(37,656)	(42,424)
Net other expenses	(39,191)	(37,613)	(42,338)
Income from continuing operations	13,228	33,670	18,590
Income from discontinued operations	9,784	2,697	14,143
Net income	23,012	36,367	32,733
Net income attributable to non-controlling interests	(99)	(37)	(33)
Net income attributable to MPT common stockholders/Operating Partnership partners	22,913	36,330	32,700
Earnings per share/unit - basic
Income from continuing operations attributable to MPT common stockholders/Operating Partnership partners	$ 0.12	$ 0.41	$ 0.27
Income from discontinued operations attributable to MPT common stockholders/Operating Partnership partners	$ 0.1	$ 0.04	$ 0.23
Net income attributable to MPT common stockholders/Operating Partnership partners	$ 0.22	$ 0.45	$ 0.5
Weighted average shares/units outstanding - basic	100,706	78,117	62,027
Earnings per share/unit - diluted
Income from continuing operations attributable to MPT common stockholders/Operating Partnership partners	$ 0.12	$ 0.41	$ 0.27
Income from discontinued operations attributable to MPT common stockholders - diluted per share	$ 0.1	$ 0.04	$ 0.23
Net income attributable to MPT common stockholders/Operating Partnership partners	$ 0.22	$ 0.45	$ 0.5
Weighted average shares/units outstanding - diluted	100,708	78,117	62,035
MPT Operating Partnership, L.P. [Member]
Revenues
Rent billed	92,785	81,865	74,146
Straight-line rent	2,074	8,221	3,742
Interest and fee income	26,988	28,723	29,182
Total revenues	121,847	118,809	107,070
Expenses
Real estate depreciation and amortization	24,486	22,628	22,385
Loan impairment charge	12,000
Property-related	4,407	3,802	4,242
General and administrative	28,460	21,033	19,515
Total operating expense	69,353	47,463	46,142
Operating income	52,494	71,346	60,928
Other income (expense)
Interest and other income	1,518	43	86
Debt refinancing costs	(6,716)
Interest expense	(33,993)	(37,656)	(42,424)
Net other expenses	(39,191)	(37,613)	(42,338)
Income from continuing operations	13,303	33,733	18,590
Income from discontinued operations	9,784	2,697	14,143
Net income	23,087	36,430	32,733
Net income attributable to non-controlling interests	(99)	(37)	(33)
Net income attributable to MPT common stockholders/Operating Partnership partners	$ 22,988	$ 36,393	$ 32,700
Earnings per share/unit - basic
Income from continuing operations attributable to MPT common stockholders/Operating Partnership partners	$ 0.12	$ 0.41	$ 0.27
Income from discontinued operations attributable to MPT common stockholders/Operating Partnership partners	$ 0.1	$ 0.04	$ 0.23
Net income attributable to MPT common stockholders/Operating Partnership partners	$ 0.22	$ 0.45	$ 0.5
Weighted average shares/units outstanding - basic	100,706	78,117	62,027
Earnings per share/unit - diluted
Income from continuing operations attributable to MPT common stockholders/Operating Partnership partners	$ 0.12	$ 0.41	$ 0.27
Income from discontinued operations attributable to MPT common stockholders - diluted per share	$ 0.1	$ 0.04	$ 0.23
Net income attributable to MPT common stockholders/Operating Partnership partners	$ 0.22	$ 0.45	$ 0.5
Weighted average shares/units outstanding - diluted	100,708	78,117	62,035

Consolidated Statements Of Equity (USD $) In Thousands, unless otherwise specified	MPT Operating Partnership, L.P. [Member] General Partner [Member]	MPT Operating Partnership, L.P. [Member] Common Units [Member]	MPT Operating Partnership, L.P. [Member] LTIPs [Member]	MPT Operating Partnership, L.P. [Member] Accumulated Other Comprehensive Loss [Member]	MPT Operating Partnership, L.P. [Member] Non-Controlling Interests [Member]	MPT Operating Partnership, L.P. [Member]	Common Units [Member]	Additional Paid-In Capital [Member]	Distribution In Excess Of Net Income [Member]	Accumulated Other Comprehensive Loss [Member]	Treasury Stock [Member]	Non-Controlling Interests [Member]	Total
Balance, Value at Dec. 31, 2007	$ 5,195	$ 514,179	$ 111		$ 77	$ 519,562	$ 52	$ 548,086	$ (28,626)		$ (262)	$ 77	$ 519,327
Balance, Shares at Dec. 31, 2007	520	51,612					52,133
Comprehensive income:
Net income	327	31,988	385		33	32,700			32,700			33	32,700
Comprehensive income	327	31,988	385		33	32,733			32,700			33	32,733
Deferred stock units issued to directors								48	(48)
Stock vesting and amortization of stock-based compensation	64	6,322				6,386		6,386					6,386
Stock vesting and amortization of stock-based compensation, shares	3	270	32				273
Purchase of Wichita Partnership					145	145						145	145
Proceeds from offering (net of offering costs)	1,283	127,048				128,331	13	128,318					128,331
Proceeds from offering (net of offering costs), shares	127	12,524					12,650
Distributions to non-controlling interests					(12)	(12)						(12)	(12)
Dividends declared	(640)	(63,017)	(310)			(63,967)			63,967				63,967
Issuance of convertible debt	34	3,366				3,400		3,400					3,400
Balance, Value at Dec. 31, 2008	6,263	619,886	186		243	626,578	65	686,238	(59,941)		(262)	243	626,343
Balance, Shares at Dec. 31, 2008	650	64,406	32				65,056
Comprehensive income:
Net income	364	35,856	174		36	36,393			36,330			36	36,330
Comprehensive income	364	35,856	174		36	36,430			36,330			36	36,366
Deferred stock units issued to directors							1	5	(4)				2
Deferred stock units issued to directors, shares							52
Stock vesting and amortization of stock-based compensation	55	5,433				5,488		5,488					5,488
Stock vesting and amortization of stock-based compensation, shares	3	295	31				246
Proceeds from offering (net of offering costs)	680	67,323				68,003	13	67,990					68,003
Proceeds from offering (net of offering costs), shares	134	13,237					13,371
Distributions to non-controlling interests					(149)	(149)						(149)	(149)
Dividends declared	(645)	(63,546)	(287)			(64,478)			64,478				64,478
Balance, Value at Dec. 31, 2009	6,717	664,952	73		130	671,872	79	759,721	(88,093)		(262)	130	671,445
Balance, Shares at Dec. 31, 2009	787	77,938	63				78,725
Comprehensive income:
Net income	230	22,601	157		99	22,988			22,913			99	22,913
Unrealized loss on interest rate swaps				(3,641)						(3,641)			(3,641)
Comprehensive income	230	22,601	157	(3,641)	99				22,913	(3,641)		99	19,371
Stock vesting and amortization of stock-based compensation	66	6,550						6,616					6,616
Stock vesting and amortization of stock-based compensation, shares	7	693	31				700
Proceeds from offering (net of offering costs)	2,882	285,184					31	288,035					288,066
Proceeds from offering (net of offering costs), shares	308	30,492					30,800
Extinguishment of convertible debt	(26)	(2,560)						2,587					2,587
Distributions to non-controlling interests					(115)							(115)	(115)
Dividends declared	(834)	(82,286)	(230)						83,350				83,350
Balance, Value at Dec. 31, 2010	$ 9,035	$ 894,441		$ (3,641)	$ 114		$ 110	$ 1,051,785	$ (148,530)	$ (3,641)	$ (262)	$ 114	$ 899,462
Balance, Shares at Dec. 31, 2010	1,102	109,123	94				110,225

Consolidated Statements Of Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Dividends declared per common share	$ 0.8	$ 0.8	$ 1.01
MPT Operating Partnership, L.P. [Member]
Dividends declared per common share	$ 0.8	$ 0.8	$ 1.01

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities
Net income	$ 23,012	$ 36,367	$ 32,733
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	26,312	26,309	26,535
Amortization and write-off of deferred financing costs and debt discount	6,110	5,824	7,961
Premium paid on extinguishment of debt	3,833
Straight-line rent revenue	(4,932)	(9,536)	(9,402)
Share-based compensation expense	6,616	5,488	6,386
(Gain) loss from sale of real estate	(10,566)	(278)	(9,305)
Deferred revenue and fee income	(4,393)	(847)	(7,583)
Provision for uncollectible receivables and loans	14,400		5,700
Rent and interest income added to loans		(921)	(5,556)
Straight-line rent write-off	3,694	1,111	14,037
Payment of interest on early prepayment of debt	(7,324)
Other adjustments	(30)	(246)	(57)
Decrease (increase) in:
Interest and rent receivable	(5,490)	(2,433)	(4,392)
Other assets	(566)	126	5,249
Accounts payable and accrued expenses	(3,177)	1,700	4,757
Deferred revenue	13,138	87	2,854
Net cash provided by operating activities	60,637	62,751	69,917
Investing activities
Real estate acquired	(137,808)	(421)	(430,710)
Proceeds from sale of real estate	97,669	15,000	89,959
Principal received on loans receivable	90,486	4,305	71,941
Investment in loans receivable	(11,637)	(23,243)	(95,567)
Construction in progress	(6,638)
Other investments	(9,291)	(7,777)	(4,286)
Net cash provided by (used for) investing activities	22,781	(12,136)	(368,663)
Financing activities
Proceeds from term debt, net of discount	148,500		119,001
Payments of term debt	(216,765)	(1,232)	(860)
Payment of deferred financing costs	(6,796)	232	(6,072)
Revolving credit facilities, net	(137,200)	(55,800)	38,014
Distributions paid	(77,087)	(61,649)	(65,098)
Lease deposits and other obligations to tenants	3,667	3,390	2,963
Proceeds from sale of common shares, net of offering costs	288,066	68,003	128,331
Other	(2,702)
Net cash provided by (used in) financing activities	(317)	(47,056)	216,279
Increase (decrease) in cash and cash equivalents for the year	83,101	3,559	(82,467)
Cash and cash equivalents at beginning of year	15,307	11,748	94,215
Cash and cash equivalents at end of year	98,408	15,307	11,748
Interest paid, including capitalized interest of $63 in 2011, $63 in 2010, and $- in 2009	29,679	33,272	31,277
Supplemental schedule of non-cash financing activities:
Other common stock transactions		5	48
MPT Operating Partnership, L.P. [Member]
Operating activities
Net income	23,087	36,430	32,733
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	26,312	26,309	26,535
Amortization and write-off of deferred financing costs and debt discount	6,110	5,824	7,961
Premium paid on extinguishment of debt	3,833
Straight-line rent revenue	(4,932)	(9,536)	(9,402)
Share-based compensation expense	6,616	5,488	6,386
(Gain) loss from sale of real estate	(10,566)	(278)	(9,305)
Deferred revenue and fee income	(4,393)	(847)	(7,583)
Provision for uncollectible receivables and loans	14,400		5,700
Rent and interest income added to loans		(921)	(5,556)
Straight-line rent write-off	3,694	1,111	14,037
Payment of interest on early prepayment of debt	(7,324)
Other adjustments	(30)	(246)	(57)
Decrease (increase) in:
Interest and rent receivable	(5,490)	(2,433)	(4,392)
Other assets	(566)	126	5,249
Accounts payable and accrued expenses	(3,252)	1,642	4,778
Deferred revenue	13,138	87	2,854
Net cash provided by operating activities	60,637	62,756	69,938
Investing activities
Real estate acquired	(137,808)	(421)	(430,710)
Proceeds from sale of real estate	97,669	15,000	89,959
Principal received on loans receivable	90,486	4,305	71,941
Investment in loans receivable	(11,637)	(23,243)	(95,567)
Construction in progress	(6,638)
Other investments	(9,291)	(7,777)	(4,286)
Net cash provided by (used for) investing activities	22,781	(12,136)	(368,663)
Financing activities
Proceeds from term debt, net of discount	148,500		119,001
Payments of term debt	(216,765)	(1,232)	(860)
Payment of deferred financing costs	(6,796)	232	(6,072)
Revolving credit facilities, net	(137,200)	(55,800)	38,014
Distributions paid	(77,087)	(61,649)	(65,098)
Lease deposits and other obligations to tenants	3,667	3,390	2,963
Proceeds from sale of common shares, net of offering costs	288,066	68,003	128,331
Other	(2,702)
Net cash provided by (used in) financing activities	(317)	(47,056)	216,279
Increase (decrease) in cash and cash equivalents for the year	83,101	3,564	(82,446)
Cash and cash equivalents at beginning of year	15,307	11,743	94,189
Cash and cash equivalents at end of year	98,408	15,307	11,743
Interest paid, including capitalized interest of $63 in 2011, $63 in 2010, and $- in 2009	29,679	33,272	31,277
Supplemental schedule of non-cash financing activities:
Other common stock transactions		$ 5	$ 48

Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Interest paid, capitalized	$ 63
MPT Operating Partnership, L.P. [Member]
Interest paid, capitalized	$ 63

Organization	12 Months Ended
Dec. 31, 2010
Organization [Abstract]
Organization

1. Organization

Medical Properties Trust, Inc., a Maryland corporation, was formed on August 27, 2003 under the General Corporation Law of Maryland for the purpose of engaging in the business of investing in, owning, and leasing commercial real estate. Our operating partnership subsidiary, MPT Operating Partnership, L.P. (the "Operating Partnership"), through which we conduct all of our operations, was formed in September 2003. Through another wholly-owned subsidiary, Medical Properties Trust, LLC, we are the sole general partner of the Operating Partnership. At present, we directly own substantially all of the limited partnership interests in the Operating Partnership and have elected to report our required disclosures and that of the Operating Partnership on a combined basis except where material differences exist. MPT Finance Corporation is a wholly owned subsidiary of the Operating Partnership and was formed for the sole purpose of being a co-issuer of some of the Operating Partnership's indebtedness. MPT Finance Corporation has no substantive assets or operations.

Our primary business strategy is to acquire and develop real estate and improvements, primarily for long term lease to providers of healthcare services such as operators of general acute care hospitals, inpatient physical rehabilitation hospitals, long-term acute care hospitals, surgery centers, centers for treatment of specific conditions such as cardiac, pulmonary, cancer, and neurological hospitals, and other healthcare-oriented facilities. We also make mortgage and other loans to operators of similar facilities. In addition, we may obtain profits interest in our tenants, from time to time, in order to enhance our overall return. We manage our business as a single business segment.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principles of Consolidation: Property holding entities and other subsidiaries of which we own 100% of the equity or have a controlling financial interest evidenced by ownership of a majority voting interest are consolidated. All inter-company balances and transactions are eliminated. For entities in which we own less than 100% of the equity interest, we consolidate the property if we have the direct or indirect ability to control the entities' activities based upon the terms of the respective entities' ownership agreements. For these entities, we record a non-controlling interest representing equity held by non-controlling interests.

We continually evaluate all of our transactions and investments to determine if they represent variable interests in a variable interest entity. If we determine that we have a variable interest in a variable interest entity, we then evaluate if we are the primary beneficiary of the variable interest entity. The evaluation is a qualitative assessment as to whether we have the ability to direct the activities of a variable interest entity that most significantly impact the entity's economic performance. We consolidate each variable interest entity in which we, by virtue of or transactions with our investments in the entity, are considered to be the primary beneficiary. We have determined that Vibra, Monroe Hospital and two other smaller tenants are variable interest entities that we have investments in and/or outstanding loans and other receivables due to us of approximately 3%, 2% and 1% of our total assets, respectively. These investments in and/or outstanding loans and other receivables due from these entities represent our maximum exposure to loss. Through qualitative analysis, we have determined that we are not the primary beneficiary of these entities as we do not direct the activities that most significantly impact the economic performance of these entities (such as the day-to-day management of the tenant's hospital operations). Therefore, we have not consolidated these entities in our financial statements.

Cash and Cash Equivalents: Certificates of deposit, short-term investments with original maturities of three months or less and money-market mutual funds are considered cash equivalents. The majority of our cash and cash equivalents are held at major commercial banks which at times may exceed the Federal Deposit Insurance Corporation limit. We have not experienced any losses to date on our invested cash. Cash and cash equivalents which have been restricted as to its use are recorded in other assets.

Revenue

Recognition: We receive income from operating leases based on the fixed, minimum required rents (base rents) per the lease agreements. Rent revenue from base rents is recorded on the straight-line method over the terms of the related lease agreements for new leases and the remaining terms of existing leases for acquired properties. The straight-line method records the periodic average amount of base rent earned over the term of a lease, taking into account contractual rent increases over the lease term. The straight-line method typically has the effect of recording more rent revenue from a lease than a tenant is required to pay early in the term of the lease. During the later parts of a lease term, this effect reverses with less rent revenue recorded than a tenant is required to pay. Rent revenue as recorded on the straight-line method in the consolidated statements of income is presented as two amounts: billed rent revenue and straight-line revenue. Billed rent revenue is the amount of base rent actually billed to the customer each period as required by the lease. Straight-line rent revenue is the difference between rent revenue earned based on the straight-line method and the amount recorded as billed rent revenue. We record the difference between base rent revenues earned and amounts due per the respective lease agreements, as applicable, as an increase or decrease to straight-line rent receivable.

Certain leases provide for additional rents contingent upon a percentage of the tenant revenue in excess of specified base amounts/thresholds (percentage rents). Percentage rents are recognized in the period in which revenue thresholds are met. Rental payments received prior to their recognition as income are classified as deferred revenue. We may also receive additional rent (contingent rent) under some leases when the U.S. Department of Labor consumer price index exceeds the annual minimum percentage increase in the lease. Contingent rents are recorded as billed rent revenue in the period earned.

In instances where we have a profits interest in our tenant's operations, we record revenue equal to our percentage interest of the tenant's profits, as defined in the lease or tenant's operating agreements, once annual thresholds, if any, are met.

We begin recording base rent income from our development projects when the lessee takes physical possession of the facility, which may be different from the stated start date of the lease. Also, during construction of our development projects, we are generally entitled to accrue rent based on the cost paid during the construction period (construction period rent). We accrue construction period rent as a receivable and deferred revenue during the construction period. When the lessee takes physical possession of the facility, we begin recognizing the accrued construction period rent on the straight-line method over the remaining term of the lease.

We receive interest income from our tenants/borrowers on mortgage loans, working capital loans, and other long-term loans. Interest income from these loans is recognized as earned based upon the principal outstanding and terms of the loans.

Commitment fees received from development and leasing services for lessees are initially recorded as deferred revenue and recognized as income over the initial term of an operating lease to produce a constant effective yield on the lease (interest method). Commitment and origination fees from lending services are recorded as deferred revenue and recognized as income over the life of the loan using the interest method.

Acquired Real Estate Purchase Price Allocation: We allocate the purchase price of acquired properties to net tangible and identified intangible assets acquired based on their fair values. In making estimates of fair values for purposes of allocating purchase prices of acquired real estate, we utilize a number of sources, from time to time, including independent appraisals that may be obtained in connection with the acquisition or financing of the respective property and other market data. We also consider information obtained about each property as a result of our pre-acquisition due diligence, marketing and leasing activities in estimating the fair value of the tangible and intangible assets acquired.

We record above-market and below-market in-place lease values, if any, for our facilities, which are based on the present value (using an interest rate which reflects the risks associated with the leases acquired) of the difference between (i) the contractual amounts to be paid pursuant to the in-place leases and (ii) management's estimate of fair market lease rates for the corresponding in-place leases, measured over a period equal to the remaining non-cancelable term of the lease. We amortize any resulting capitalized above-market lease values as a reduction of rental income over the remaining non-cancelable terms of the respective leases. We amortize any resulting capitalized below-market lease values as an increase to rental income over the initial term and any fixed-rate renewal periods in the respective leases.

We measure the aggregate value of other lease intangible assets acquired based on the difference between (i) the property valued with new or in-place leases adjusted to market rental rates and (ii) the property valued as if vacant. Management's estimates of value are made using methods similar to those used by independent appraisers (e.g., discounted cash flow analysis). Factors considered by management in our analysis include an estimate of carrying costs during hypothetical expected lease-up periods considering current market conditions, and costs to execute similar leases. We also consider information obtained about each targeted facility as a result of our pre-acquisition due diligence, marketing, and leasing activities in estimating the fair value of the tangible and intangible assets acquired. In estimating carrying costs, management includes real estate taxes, insurance and other operating expenses and estimates of lost rentals at market rates during the expected lease-up periods, which we expect to be about six months. depending on specific local market conditions. Management also estimates costs to execute similar leases including leasing commissions, legal costs, and other related expenses to the extent that such costs are not already incurred in connection with a new lease origination as part of the transaction.

Other intangible assets acquired, may include customer relationship intangible values which are based on management's evaluation of the specific characteristics of each prospective tenant's lease and our overall relationship with that tenant. Characteristics to be considered by management in allocating these values include the nature and extent of our existing business relationships with the tenant, growth prospects for developing new business with the tenant, the tenant's credit quality and expectations of lease renewals, including those existing under the terms of the lease agreement, among other factors.

We amortize the value of in-place leases, if any, to expense over the initial term of the respective leases. The value of customer relationship intangibles is amortized to expense over the initial term and any renewal periods in the respective leases, but in no event will the amortization period for intangible assets exceed the remaining depreciable life of the building. If a lease is terminated, the unamortized portion of the in-place lease value and customer relationship intangibles are charged to expense.

Real Estate and Depreciation: Real estate, consisting of land, buildings and improvements, are recorded at cost. Although typically paid by our tenants, any expenditures for ordinary maintenance and repairs that we pay are expensed to operations as incurred. Significant renovations and improvements which improve and/or extend the useful life of the asset are capitalized and depreciated over their estimated useful lives. We record impairment losses on long-lived assets used in operations when events and circumstances indicate that the assets might be impaired and the undiscounted cash flows estimated to be generated by those assets, including an estimated liquidation amount, during the expected holding periods are less than the carrying amounts of those assets. Impairment losses are measured as the difference between carrying value and fair value of assets. For assets held for sale, we cease recording depreciation expense and adjust the assets' value to the lower of its carrying value or fair value, less cost of disposal. Fair value is based on estimated cash flows discounted at a risk-adjusted rate of interest. We classify real estate assets as held for sale when we have commenced an active program to sell the assets, and in the opinion of management, it is probable the asset will be sold within the next 12 months. We record the results of operations from material property sales or planned sales (which include real property, loans and any receivables) as discontinued operations in the consolidated statements of income for all periods presented if we do not have any continuing involvement with the property subsequent to its sale. Results of discontinued operations include interest expense from debt which specifically collateralizes the property sold or held for sale.

Construction in progress includes the cost of land, the cost of construction of buildings, improvements and fixed equipment, and costs for design and engineering. Other costs, such as interest, legal, property taxes and corporate project supervision, which can be directly associated with the project during construction, are also included in construction in progress.

Depreciation is calculated on the straight-line method over the weighted average useful lives of the related real estate and other assets, as follows:

Buildings and improvements	37.8 years
Tenant lease intangibles	14.3 years
Tenant improvements	5.4 years
Furniture, equipment and other	9.5 years

 Losses from Rent Receivables: We continuously monitor the performance of our existing tenants including, but not limited to,: admission levels and surgery/procedure volumes by type; current operating margins; ratio of our tenant's operating margins both to facility rent and to facility rent plus other fixed costs; trends in revenue and patient mix; and the effect of evolving healthcare regulations on tenant's profitability and liquidity. We utilize this information along with the tenant's payment and default history in evaluating (on a property-by-property basis) whether or not a provision for losses on outstanding rent receivables is needed. A provision for losses on rent receivables (including straight-line rent receivables) is ultimately recorded when it becomes probable that the receivable will not be collected in full. The provision is an amount which reduces the receivable to its estimated net realizable value based on a determination of the eventual amounts to be collected either from the debtor or from the collateral, if any.

Loans: Loans consist of mortgage loans, working capital loans and other long-term loans. Mortgage loans are collateralized by interests in real property. Working capital and other long-term loans are generally collateralized by interests in receivables and corporate and individual guarantees. We record loans at cost. We evaluate the collectability of both interest and principal on a loan-by-loan basis (using the same process as we do for assessing the collectability of rents) to determine whether they are impaired. A loan is considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to the existing contractual terms. When a loan is considered to be impaired, the amount of the allowance is calculated by comparing the recorded investment to either the value determined by discounting the expected future cash flows using the loan's effective interest rate or to the fair value of the collateral if the loan is collateral dependent. When a loan is deemed to be impaired, we generally place the loan on non-accrual status and record interest income only upon receipt of cash.

Earnings Per Share/Unit: Basic earnings per common share/unit is computed by dividing net income applicable to common shares/units by the weighted number of shares of common stock/units outstanding during the period. Diluted earnings per common share/unit is calculated by including the effect of dilutive securities.

Certain of our unvested restricted and performance stock/unit awards contain non-forfeitable rights to dividends, and accordingly, these awards are deemed to be participating securities. These participating securities are included in the earnings allocation in computing both basic and diluted earnings per common share.

Income Taxes: We conduct our business as a real estate investment trust ("REIT") under Sections 856 through 860 of the Internal Revenue Code. To qualify as a REIT, we must meet certain organizational and operational requirements, including a requirement to distribute to stockholders at least 90% of our ordinary taxable income. As a REIT, we generally are not subject to federal income tax on taxable income that we distribute to our stockholders. If we fail to qualify as a REIT in any taxable year, we will then be subject to federal income taxes on our taxable income at regular corporate rates and will not be permitted to qualify for treatment as a REIT for federal income tax purposes for four years following the year during which qualification is lost, unless the Internal Revenue Service grants us relief under certain statutory provisions. Such an event could materially adversely affect our net income and net cash available for distribution to stockholders. However, we intend to operate in such a manner so that we will remain qualified as a REIT for federal income tax purposes.

Our financial statements include the operations of two taxable REIT subsidiaries, MPT Development Services, Inc. ("MDS") and MPT Covington TRS, Inc. (CVT") that are not entitled to a dividends paid deduction and are subject to federal, state and local income taxes. MDS and CVT are authorized to provide property development, leasing and management services for third-party owned properties and make loans to lessees and operators.

Stock-Based Compensation: We currently sponsor the Second Amended and Restated Medical Properties Trust, Inc. 2004 Equity Incentive Plan (the "Equity Incentive Plan") that was established in 2004. Awards of restricted stock, stock options and other equity-based awards with service conditions are amortized to compensation expense over the vesting periods which generally range from three to seven years, using the straight-line method. Awards of deferred stock units vest when granted and are charged to expense at the date of grant. Awards that contain market conditions are amortized to compensation expense over the derived vesting periods, which correspond to the periods over which we estimate the awards will be earned, which generally range from three to seven years, using the straight-line method. Awards with performance conditions are amortized using the straight-line method over the service period in which the performance conditions are measured, adjusted for the probability of achieving the performance conditions.For each share of common stock issued by Medical Properties Trust, Inc. pursuant to its equity compensation plans, the Operating Partnership issues a corresponding number of operating partnership units.

Deferred Costs: Costs incurred prior to the completion of offerings of stock or other capital instruments (along with their corresponding units in the Operating Partnership) that directly relate to the offering are deferred and netted against proceeds received from the offering. External costs incurred in connection with anticipated financings and refinancing of debt are generally capitalized as deferred financing costs in other assets and amortized over the lives of the related loans as an addition to interest expense. For debt with defined principal re-payment terms, the deferred costs are amortized to produce a constant effective yield on the loan (interest method). For debt without defined principal repayment terms, such as revolving credit agreements, the deferred costs are amortized on the straight-line method over the term of the debt. Leasing commissions and other leasing costs directly attributable to tenant leases are capitalized as deferred leasing costs and amortized on the straight-line method over the terms of the related lease agreements. Costs identifiable with loans made to borrowers are recognized as a reduction in interest income over the life of the loan.

Derivative Financial Investments and Hedging Activities. During our normal course of business, we may use certain types of derivative instruments for the purpose of managing interest rate risk. We record our derivative and hedging instruments at fair value on the balance sheet. Changes in the estimated fair value of derivative instruments that are not designated as hedges or that do not meet the criteria for hedge accounting are recognized in earnings. For derivatives designated as cash flow hedges, the change in the estimated fair value of the effective portion of the derivative is recognized in accumulated other comprehensive income (loss), whereas the change in the estimated fair value of the ineffective portion is recognized in earnings. For derivates designated as fair value hedges, the change in the estimated fair value of the effective portion of the derivates offsets the change in the estimated fair value of the hedged item, whereas the change in the estimated fair value of the ineffective portion is recognized in earnings.

To qualify for hedge accounting, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking the hedge prior to entering into a derivative transaction. This process includes specific identification of the hedging instrument and the hedge transaction, the nature of the risk being hedged and how the hedging instrument's effectiveness in hedging the exposure to the hedged transaction's variability in cash flows attributable to the hedged risk will be assessed. Both at the inception of the hedge and on an ongoing basis, we assess whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows or fair values of hedged items. In addition, for cash flow hedges, we assess whether the underlying forecasted transaction will occur. We discontinue hedge accounting if a derivative is not determined to be highly effective as a hedge or that is probable that the underlying forecasted transaction will not occur.

Fair Value Measurement

We measure and disclose the estimated fair value of financial assets and liabilities utilizing a hierarchy of valuation techniques based on whether the inputs to a fair value measurement are considered to be observable or unobservable in a marketplace. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. This hierarchy requires the use of observable market data when available. These inputs have created the following fair value hierarchy:

•	Level 1 — quoted prices for identical instruments in active markets;

•

Level 2 — quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

•	Level 3 — fair value measurements derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

We measure fair value using a set of standardized procedures that are outlined herein for all assets and liabilities which are required to be measured at their estimated fair value on either a recurring or non-recurring basis. When available, we utilize quoted market prices from an independent third party source to determine fair value and classifies such items in Level 1. In some instances where a market price is available, but the instrument is in an inactive or over-the-counter market, we consistently apply the dealer (market maker) pricing estimate and classify the asset or liability in Level 2.

If quoted market prices or inputs are not available, fair value measurements are based upon valuation models that utilize current market or independently sourced market inputs, such as interest rates, option volatilities, credit spreads, market capitalization rates, etc. Items valued using such internally-generated valuation techniques are classified according to the lowest level input that is significant to the fair value measurement. As a result, the asset or liability could be classified in either Level 2 or 3 even though there may be some significant inputs that are readily observable. Internal fair value models and techniques used by us include discounted cash flow and Black Scholes valuation models. We also consider our counterparty's and own credit risk on derivatives and other liabilities measured at their estimated fair value.

Reclassifications: Certain reclassifications have been made to the consolidated financial statements to conform to the 2010 consolidated financial statement presentation. Assets sold or held for sale have been reclassified on the consolidated balance sheets and related operating results have been reclassified from continuing operations to discontinued operations (see Note 11).

Real Estate And Loans Receivable	12 Months Ended
Dec. 31, 2010
Real Estate And Loans Receivable [Abstract]
Real Estate And Loans Receivable

3. Real Estate and Loans Receivable

Acquisitions

We acquired the following assets:

	2010	2009	2008
	(Amounts in thousands)
Land	$8,227	$421	$45,293
Buildings	119,626	—	373,472
Intangible lease assets-subject to amortization (weighted-average useful life 19.4 years in 2010 and 10.7 years in 2008)	9,955	—	11,945

	$137,808	$421	$430,710

In the fourth quarter of 2010, we acquired two long-term acute care hospital facilities in Texas for an aggregate purchase price of $64 million. The properties acquired had existing leases in place which we assumed. The Triumph Hospital Clear Lake, a 110-bed facility that opened in 2005, is subject to a lease maturing in 2025 and can be renewed by the lessee for two five-year terms. Triumph Hospital Tomball, a 75-bed facility that opened in August 2006, is subject to a lease that matures in 2026 and can be renewed by the lessee for two five-year terms.

In the second quarter of 2010, we acquired three inpatient rehabilitation hospitals in Texas for an aggregate purchase price of $74 million. The properties acquired had existing leases in place which we assumed, that have initial terms expiring in 2033. Each lease may, subject to conditions, be renewed by the operator for two additional ten-year terms.

From the respective acquisition dates in 2010 through year-end, these 2010 acquisitions contributed $4.3 million of revenue and $3.4 million of income. In addition, we incurred approximately $2.0 million in acquisition related expenses in 2010, of which approximately $0.9 million related to acquisitions consummated as of December 31, 2010. These acquisition expenses are reflected in general and administrative expenses in the consolidated statements of income.

In the second and third quarters of 2008, we completed the acquisition of 20 properties from a single seller for $357.2 million. The properties acquired had existing leases in place, which we assumed, on six acute care hospitals, three long-term acute care hospitals, five rehabilitation hospitals, and six wellness centers.

In May 2008, we acquired a long-term acute care hospital at a cost of $10.8 million from an unrelated party and entered into an operating lease with Vibra Healthcare ("Vibra").

In June 2008, we entered into a $60 million loan with affiliates of Prime related to three southern California hospital campuses operated by Prime. We acquired one of the facilities in July 2008 from a Prime affiliate for approximately $15 million and the other two facilities (including two medical office buildings) in the 2008 fourth quarter for $45 million. We entered into a 10-year lease with the Prime affiliate concurrent with our acquisitions of each of these facilities.

The results of operations for each of the properties acquired are included in our consolidated results from the effective date of each acquisition. The following table sets forth certain unaudited pro forma consolidated financial data for 2010, 2009 and 2008, as if each significant acquisition was consummated on the same terms at the beginning of each year.

	2010	2009
	(Amounts in thousands
	except per share/ unit amounts)
Total revenues	$130,470	$129,454
Net income	18,026	37,884
Net income per share/unit diluted	$0.17	$0.47

Disposals

In the fourth quarter 2010, we sold the real estate of our Montclair Hospital, an acute care medical center to Prime for proceeds of $20.0 million. We realized a gain on the sale of $2.2 million. Due to this sale, operating results of our Montclair facility have been included in discontinued operations for the current period and all prior periods and, we have reclassified the asset of this property to Real Estate Held for Sale in our accompanying Consolidated Balance Sheet at December 31, 2009.

In October 2010, we sold the real estate of our Sharpstown facility in Houston, Texas to a third party for net proceeds of $2.7 million resulting in a gain of $0.7 million. At December 31, 2009, this facility was reclassified as held for sale and the related operating results have been included in discontinued operations for the current period and all prior periods.

In the second quarter 2010, we sold the real estate of our Inglewood Hospital, a 369-bed acute care medical center located in Inglewood, California, to Prime Healthcare, for $75 million resulting in a gain of approximately $6 million. Due to this sale, operating results of our Inglewood facility have been included in discontinued operations for the current period and all prior periods, and we have reclassified the asset of this property to Real Estate Held for Sale in our accompanying Consolidated Balance Sheet at December 31, 2009.

In the fourth quarter of 2009, we sold the real estate asset of one acute care facility to Prime for proceeds of $15.0 million. The sale was completed on December 28, 2009, and we realized a gain on the sale of $0.3 million.

In the second quarter of 2008, we sold the real estate assets of three inpatient rehabilitation facilities to Vibra for proceeds of approximately $105 million, including $7.0 million in early lease termination fees and $8.0 million of a loan pre-payment. The sale was completed on May 7, 2008, realizing a gain on the sale of $9.3 million. We also wrote off $9.5 million in related straight-line rent receivable upon completion of the sales.

Intangible Assets

At December 31, 2010 and 2009, our intangible lease assets were $35.0 million ($27.6 million, net of accumulated amortization) and $24.1 million ($19.0 million, net of accumulated amortization), respectively.

We recorded amortization expense related to intangible lease assets of $3.2 million, $4.5 million (including $0.5 million of accelerated amortization as described below) and $8.1 million (including $4.5 million of accelerated amortization as described below) in 2010, 2009, and 2008, respectively, and expect to recognize amortization expense from existing lease intangible assets as follows: (amounts in thousands)

For the Year Ended December 31:
2011	$2,957
2012	2,592
2013	2,559
2014	2,494
2015	2,305

As of December 31, 2010, capitalized lease intangibles have a weighted average remaining life of 14.3 years.

Leasing Operations

Minimum rental payments due to us in future periods under operating leases which have non-cancelable terms extending beyond one year at December 31, 2010, are as follows: (amounts in thousands)

2011	$93,799
2012	90,443
2013	90,980
2014	89,291
2015	86,392
Thereafter	653,621

$1,104,526

In September 2010, we exchanged properties with one of our tenants. In exchange for our acute care facility in Cleveland, Texas, we received a similar acute care facility in Hillsboro, Texas. The lease that was in place on our Cleveland facility was carried over to the new facility with no change in lease term or lease rate. This exchange was accounted for at fair value, resulting in a gain of $1.3 million (net of $0.2 million from the write-off of straight-line rent receivables).

In April 2009, we terminated leases on two of our facilities in Louisiana (Covington and Denham Springs) after the operator defaulted on the leases. As a result of the lease terminations, we recorded a $1.1 million charge in order to fully reserve and write off, respectively, the related straight-line rent receivables associated with the Covington and Denham Springs facilities. In addition, we accelerated the amortization of the related lease intangibles resulting in $0.5 million of expense in the 2009 second quarter. In June 2009, we re-leased the Denham Springs facility to a new operator under terms similar to the terminated lease. In March 2010, we re-leased our Covington facility. The lease has a fixed term of 15 years with an option, at the lessee's discretion, to extend the term for three additional periods of five years each. Rent during 2010 was based on an annual rate of $1.4 million and, commencing on January 1, 2011, increases annually by 2%. At the end of each term, the tenant has the right to purchase the facility at a price generally equivalent to the greater of our undepreciated cost and fair market value. Separately, we also obtained an interest in the operations of the tenant whereby we may receive additional consideration based on the profitability of such operations.

In January 2009, the then-operator of our Bucks County facility gave notice of its intentions to close the facility. The associated lease was terminated, which resulted in the write-off of $4.7 million in uncollectible rent and other receivables in December 2008. This write-off excluded $3.8 million of receivables that were guaranteed by the former tenant's parent company. In the 2010 fourth quarter, we agreed to settle our $3.8 million claim of unpaid rent for $1.4 million resulting in a $2.4 million charge to earnings.

In July 2009, we re-leased our Bucks County facility located in Bensalem, Pennsylvania. The lease has a fixed term of five years with an option, at the lessee's discretion, to extend 15 additional periods of one year each. Initial cash rent was $2.0 million per year with annual escalations of 2%. Separately, we also obtained a profits interest whereby we may receive up to an additional $1.0 million annually pursuant to an agreement that provides for our participation in certain cash flows, if any, as defined in the agreement. After the fixed term, the tenant has the right to purchase the facility at a price based on a formula set forth in the lease agreement.

In the third quarter of 2008, we terminated leases on two general acute care hospitals in Houston, Texas and one hospital in Redding, California due to certain tenant defaults. These facilities were previously leased to affiliates of HPA that filed for bankruptcy subsequent to the lease terminations. Pursuant to these lease terminations, we recorded $4.5 million in accelerated amortization in the 2008 third quarter related to lease intangibles. In addition, we recorded a $1.5 million charge for the write-off of straight-line rent.

On November 1, 2008, we entered into a new lease agreement for the Redding hospital. The new operator, an affiliate of Prime, agreed to increase the lease base from $60.0 million to $63.0 million and to pay up to $12.0 million in additional rent and a profits participation of up to $8.0 million based on the future profitability of the new lessee's operations. In the 2010 second quarter, Prime paid us $12 million in additional rent related to our Redding property, and we terminated our agreements with Prime concerning the additional rent and profits interest. Of this $12 million in additional rent, $2.6 million has been recognized in income from lease inception through December 31, 2010, (including $1.2 million in each of 2010 and 2009) and we expect to recognize the other $9.4 million into income over the remainder of the lease life.

As of December 31, 2010, we have advanced approximately $28 million to the operator/lessee of Monroe Hospital in Bloomington, Indiana pursuant to a working capital loan agreement, including additional advances of $1.3 million in 2010. In addition as of December 31, 2010, we have $11.5 million ($1.9 million accrued in 2010) of rent, interest and other charges outstanding, of which $5.4 million of interest receivables are significantly more than 90 days past due. Because the operator has not made all payments required by the working capital loan agreement and the related real estate lease agreement, we consider the loan to be impaired. During the first quarter of 2010, we evaluated alternative strategies for the recovery of our advances and accruals and at that time determined that the future cash flows of the current tenant or related collateral would, more likely than not, result in less than a full recovery of our loan advances. Accordingly, we recorded a $12 million charge in the 2010 first quarter to recognize the estimated impairment of the working capital loan. During the third quarter of 2010, we determined that it is reasonably likely that the existing tenant will be unable to make certain lease payments that become due in future years. Accordingly, we recorded a valuation allowance for unbilled straight-line rent in the amount of $2.5 million. At December 31, 2010, our net investment (exclusive of the related real estate) of $27.6 million is our maximum exposure to Monroe and the amount is deemed collectible/recoverable. In making this determination, we considered our first priority secured interest in approximately (i) $4 million in hospital patient receivables, (ii) cash balances of approximately $4 million, and (iii) 100% of the membership interests of the operator/lessee and our assessment of the realizable value of our other collateral.

We continue to evaluate possible operating strategies for the hospital. We have entered into a forbearance agreement with the operator whereby we have generally agreed, under certain conditions, not to fully exercise our rights and remedies under the lease and loan agreements during limited periods. We have not committed to the adoption of a plan to transition ownership or management of the hospital to any new operator, and there is no assurance that any such plan will be completed. Moreover, there is no assurance that any plan that we ultimately pursue will not result in additional charges for further impairment of our working capital loan. We have not recognized any interest income on the Monroe loan since it was considered impaired in the 2010 first quarter.

Loans

The following is a summary of our loans ($ amounts in thousands):

	As of December 31, 2010		As of December 31, 2009
	Balance	Weighted Average Interest Rate	Balance	Weighted Average Interest Rate
Mortgage loans	$165,000	10.0%	$200,164	9.9%
Other loans	50,985	10.8%	110,842	10.6%

	$215,985		$311,006

In 2010, we funded $2.8 million for an expansion loan on the Centinela property. This expansion loan and original mortgage loan were repaid in the amount of $43 million in the 2010 fourth quarter.

In December 2009, we committed to fund a mortgage loan totaling $20.0 million to an affiliate of Prime, $15 million of which was advanced in 2009 with the remainder advanced in 2010. This loan is collateralized by the Desert Valley facility and the purpose of the loan was to help fund an overall $35.0 million expansion and renovation.

Including our working capital loans to Monroe (discussed previously), our other loans primarily consist of loans to our tenants for acquisitions and working capital purposes. In 2008 and as part of the leasing of our Redding Hospital, we agreed to provide Prime a working capital loan up to $20 million. In April 2010, Prime repaid this loan and other working capital loans plus accrued interest in the amount of $40 million. In conjunction with our purchase of six healthcare facilities in July and August 2004, we also made loans aggregating $41.4 million to Vibra. As of December 31, 2010, Vibra has reduced the balance of the loans to $19.6 million.

Concentration of Credit Risks

For the years ended December 31, 2010, 2009, and 2008, affiliates of Prime (including rent and interest from mortgage and working capital loans) accounted for 32.7%, 33.7%, and 26.9%, respectively, of our total revenues , and Vibra (including rent and interest from working capital loans) accounted for 14.5%, 15.1%, and 17.4%, respectively, of our total revenues.

Debt	12 Months Ended
Dec. 31, 2010
Debt [Abstract]
Debt

4. Debt

The following is a summary of debt ($ amounts in thousands):

	As of December 31, 2010			As of December 31, 2009
	Balance	Interest Rate		Balance	Interest Rate
Revolving credit facilities	$—	Variable		$137,200	Variable
Senior unsecured notes — fixed rate through July and October 2011 due July and October 2016	125,000	7.333%- 7.871%		125,000	7.333%- 7.871%
Exchangeable senior notes
Principal amount	91,175	6.125 9.250	%- %	220,000	6.125 9.250	%- %
Unamortized discount	(2,585)			(8,265)

	88,590			211,735
Term loans Principal amount	157,683	Various		102,743	Various
Unamortized discount	(1,303)			—

	156,380			102,743

	$369,970			$576,678

As of December 31, 2010, principal payments due on our debt (which exclude the effects of any discounts recorded) are as follows:

2011	$25,608
2012	1,500
2013	83,500
2014	1,500
2015	1,500
Thereafter	260,250

Total	$373,858

In May 2010, we closed on a new $450 million secured credit facility with a syndicate of banks and others, and the proceeds of such new credit facility along with cash proceeds from a secondary stock offering as more fully described in Note 9 were used to repay in full all outstanding obligations under the old $220 million credit facility, fund the purchase of 93% of our outstanding 6.125% exchangeable senior notes and payoff of a $30 million term loan. These refinancing activities resulted in a charge of approximately $6.7 million in 2010 related to the write-off of previously deferred financing costs and the premium we paid associated with the exchangeable notes buy back. The new credit facility includes a $150 million term loan facility ("2010 Term Loan") and a $300 million revolving loan facility ("2010 Revolving Facility"), which was increased to $330 million in September 2010. We may further increase the 2010 Revolving Facility up to $375 million via an accordion feature through November 2011.

Revolving Credit Facilities

The 2010 Revolving Facility has a 3-year term that matures on May 17, 2013 and has an interest rate option of (1) the higher of the "prime rate" or federal funds rate plus 0.5%, plus a spread initially set at 2.00%, but that is adjustable from 2.00% to 2.75% based on current total leverage, or (2) LIBOR plus a spread initially set at 3.00%, but that is adjustable from 3.00% to 3.75% based on current total leverage. In addition, we are required to pay a quarterly commitment fee on the undrawn portion of the 2010 Revolving Facility, ranging from 0.375% to 0.500% per year. The 2010 Revolving Facility is collateralized by (i) the equity interests of certain of our subsidiaries and (ii) mortgage loans payable to us. We may borrow up to the maximum of the facility so long as we do not permit the ratio of outstanding indebtedness under the facility to exceed 55% of the value of the borrowing base, as described in the revolving facility agreement. From inception of this new facility through December 31, 2010, we have not borrowed under this facility, and as of December 31, 2010, we had $322.4 million of availability.

In regards to the $220 million credit facility that we paid off in 2010, our outstanding borrowings under the revolving facility were $96 million at December 31, 2009. For 2009, our interest rate was primarily set of the 30-day LIBOR plus 1.75% (1.99% at December 31, 2009). In addition, the old credit facility provided for a quarterly commitment fee on the unused portion ranging from 0.20% to 0.35%. The weighted average interest rate on this facility was 2.21% for 2009.

In June 2007, we signed a collateralized revolving bank credit facility for up to $42 million. The terms are for five years with interest at the 30-day LIBOR plus 1.50% (1.77% at December 31, 2010 and 1.73% at December 31, 2009). The amount available under the facility decreases $0.8 million per year until maturity. The facility is collateralized by one real estate property with a net book value of $56.5 million and $57.9 million at December 31, 2010 and 2009, respectfully. This facility had an outstanding balance of $0 and $41.2 million at December 31, 2010 and December 31, 2009, respectively. At December 31, 2010, we had $40.4 million of availability under this revolving credit facility. The weighted-average interest rate on this revolving bank credit facility was 1.74% and 1.86% for 2010 and 2009, respectively.

Senior Unsecured Notes

During 2006, we issued $125.0 million of Senior Unsecured Notes (the "Senior Notes"). The Senior Notes were placed in private transactions exempt from registration under the Securities Act of 1933, as amended, (the "Securities Act"). One of the issuances of Senior Notes totaling $65.0 million pays interest quarterly at a fixed annual rate of 7.871% through July 30, 2011, thereafter, at a floating annual rate of three-month LIBOR plus 2.30% and may be called at par value by us at any time on or after July 30, 2011. This portion of the Senior Notes matures in July 2016. The remaining issuances of Senior Notes pay interest quarterly at fixed annual rates ranging from 7.333% to 7.715% through October 30, 2011, thereafter, at a floating annual rate of three-month LIBOR plus 2.30% and may be called at par value by us at any time on or after October 30, 2011. These remaining notes mature in October 2016.

During the second quarter 2010, we entered into an interest rate swap to fix $65 million of our $125 million Senior Notes, starting July 31, 2011 (date on which the interest rate is scheduled to turn variable) through maturity date (or July 2016), at a rate of 5.507%. We also entered into an interest rate swap to fix $60 million of our Senior Notes starting October 31, 2011 (date on which the related interest rate is scheduled to turn variable) through the maturity date (or October 2016) at a rate of 5.675%. At December 31, 2010, the fair value of the interest rate swaps is $3.6 million, which is reflected in accounts payable and accrued expenses on the condensed consolidated balance sheet.

We account for our interest rate swaps as cash flow hedges. Accordingly, the effective portion of changes in the fair value of our swaps is recorded as a component of accumulated other comprehensive income/loss on the balance sheet until the underlying debt matures while the ineffective portion is recorded through earnings. We did not have any hedge ineffectiveness from inception of our interest rate swaps through December 31, 2010 and therefore, there was no income statement effect recorded during the year ended December 31, 2010.

Exchangeable Senior Notes

In November 2006, our Operating Partnership issued and sold, in a private offering, $138.0 million of Exchangeable Senior Notes (the "2006 Exchangeable Notes"). The 2006 Exchangeable Notes pay interest semi-annually at a rate of 6.125% per annum and mature on November 15, 2011. The 2006 Exchangeable Notes have an initial exchange rate of 60.3346 of our common shares per $1,000 principal amount of the notes, representing an exchange price of $16.57 per common share. The initial exchange rate is subject to adjustment under certain circumstances. The 2006 Exchangeable Notes are exchangeable, prior to the close of business on the second business day immediately preceding the stated maturity date at any time beginning on August 15, 2011 and also upon the occurrence of specified events, for cash up to their principal amount and cash or our common shares for the remainder of the exchange value in excess of the principal amount. Net proceeds from the offering of the 2006 Exchangeable Notes were approximately $134 million, after deducting the initial purchasers' discount. The 2006 Exchangeable Notes are senior unsecured obligations of the Operating Partnership, guaranteed by us. During 2010, 93% of the outstanding 6.125% exchangeable senior notes due 2011 were repurchased at a price of 103% of the principal amount plus accrued and unpaid interest (or $136.3 million). The outstanding balance on the 2006 Exchangeable Notes is $9.2 million as of December 31, 2010.

Concurrent with the pricing of the 2006 exchangeable notes, the Operating Partnership entered into a "capped call" transaction with affiliates of the initial purchasers (the "option counterparties") in order to increase the effective exchange price of the Exchangeable Notes to $18.94 per common share. The capped call transaction is expected to reduce the potential dilution with respect to our common stock upon exchange of the 2006 Exchangeable Notes to the extent the then market value per share of our common stock does not exceed $18.94 during the observation period relating to an exchange. We have reserved 8.3 million shares, which may be issued in the future to settle the 2006 Exchangeable Notes. The premium of $6.3 million paid for the "capped call" transaction has been recorded as a permanent reduction to additional paid in capital in the consolidated statement of equity.

In March 2008, our Operating Partnership issued and sold, in a private offering, $75.0 million of Exchangeable Senior Notes (the "2008 Exchangeable Notes") and received proceeds of $72.8 million. In April 2008, the Operating Partnership sold an additional $7.0 million of the 2008 Exchangeable Notes (under the initial purchasers' overallotment option) and received proceeds of $6.8 million. The 2008 Exchangeable Notes pay interest semi-annually at a rate of 9.25% per annum and mature on April 1, 2013. The 2008 Exchangeable Notes have an initial exchange rate of 80.8898 shares of our common stock per $1,000 principal amount, representing an exchange price of $12.36 per common share. The initial exchange rate is subject to adjustment under certain circumstances. The 2008 Exchangeable Notes are exchangeable prior to the close of business on the second day immediately preceding the stated maturity date at any time beginning on January 1, 2013 and also upon the occurrence of specified events, for cash up to their principal amounts and cash or our common shares for the remainder of the exchange value in excess of the principal amount. The 2008 Exchangeable Notes are senior unsecured obligations of the Operating Partnership, guaranteed by us.

Term Loans

The 2010 Term Loan has a 6-year term that matures May 17, 2016 and has an interest rate option of (1) LIBOR plus a spread of 3.5% or (2) the higher of the "prime rate" or federal funds rate plus 0.5%, plus a spread of 2.50%. This 2010 Term Loan is subject to a LIBOR floor of 1.5% (5.00% at December 31, 2010). We make quarterly principal payments of $375,000 on the term loan. The 2010 Term Loan had an outstanding balance of $149.3 million at December 31, 2010.

Included in the $220 million credit facility that was paid off in 2010 was a term loan that had an outstanding balance of $64.5 million at December 31, 2009. This term loan's interest rate was based on the 30-day LIBOR plus a spread of 200 basis points (2.26% at December 31, 2009).

In June 2008, our Operating Partnership signed a term loan agreement for $30.0 million that was paid off during 2010. This facility had an outstanding balance of $29.6 million at December 31, 2009. The loan had a variable interest rate of 400 basis points in excess of LIBOR (4.23% at December 31, 2009).

In November 2008, we signed a collateralized term loan facility for $9 million with interest fixed at 5.66%. The term loan has a stated maturity date of November 2013; however, this could mature earlier if the lease of the collateralized property (that comes due in December 2011) is not extended. We make monthly principal and interest payments on this loan. The facility is collateralized by one real estate property with a book value of $18.2 million at December 31, 2010. This facility had an outstanding balance of $8.4 million at December 31, 2010.

Our debt facilities impose certain restrictions on us, including restrictions on our ability to: incur debts; grant liens; provide guarantees in respect of obligations of any other entity; make redemptions and repurchases of our capital stock; prepay, redeem or repurchase debt; engage in mergers or consolidations; enter into affiliated transactions; dispose of real estate; and change our business. In addition, these agreements limit the amount of dividends we can pay to 90% of normalized adjusted funds from operations, as defined in the agreements, on a rolling four quarter basis starting for the fiscal quarter ending March 31, 2012 and thereafter. Prior to March 31, 2012, a similar dividend restriction exists but at a higher percentage for transitional purposes. These agreements also contain provisions for the mandatory prepayment of outstanding borrowings under these facilities from the proceeds received from the sale of properties that serve as collateral, except a portion may be reinvested subject to certain limitations, as defined in the credit facility agreement.

In addition to these restrictions, the new credit facility contains customary financial and operating covenants, including covenants relating to our total leverage ratio, fixed charge coverage ratio, mortgage secured leverage ratio, recourse mortgage secured leverage ratio, consolidated adjusted net worth, facility leverage ratio, and borrowing base interest coverage ratio. This facility also contains customary events of default, including among others, nonpayment of principal or interest, material inaccuracy of representations and failure to comply with our covenants. If an event of default occurs and is continuing under the facility, the entire outstanding balance may become immediately due and payable. At December 31, 2010, we were in compliance with all such financial and operating covenants.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes

5. Income Taxes

Medical Properties Trust, Inc.

We have maintained and intend to maintain our election as a REIT under the Internal Revenue Code of 1986, as amended. To qualify as a REIT, we must meet a number of organizational and operational requirements, including a requirement to distribute at least 90% of our taxable income to our stockholders. As a REIT, we generally will not be subject to federal income tax if we distribute 100% of our taxable income to our stockholders and satisfy certain other requirements. Income tax is paid directly by our stockholders on the dividends distributed to them. If our taxable income exceeds our dividends in a tax year, REIT tax rules allow us to designate dividends from the subsequent tax year in order to avoid current taxation on undistributed income. If we fail to qualify as a REIT in any taxable year, we will be subject to federal income taxes at regular corporate rates, including any applicable alternative minimum tax. Taxable income from non-REIT activities managed through our taxable REIT subsidiaries is subject to applicable federal, state and local income taxes. For 2010 and 2009, we recorded tax expense of $1.6 million and $0.3 million, respectively, while we recorded a tax benefit of $1.1 million in 2008.

At December 31, 2010 and 2009, we had a net deferred tax asset (prior to valuation allowance) of $6.7 million and $1.8 million respectively. This increase is primarily related to the loss reserve recorded in 2010 on the Monroe loan and an increase in the federal and state net operating loss carry forwards ("NOLs"). NOLs are available to offset future earnings in one of our taxable REIT subsidiaries within the periods specified by law. At December 31, 2010, we had U.S. federal and state NOLs of $7.4 million and $7.9 million, respectively, that expire in 2020 through 2030.

With the early prepayment of working capital loans by Prime and the impairment of the Monroe loan as more fully described in Note 3, we did not believe that one of our taxable REIT subsidiaries would generate enough taxable income to use the federal and state net operating losses noted above within the carry forward period specified by law. Therefore, in the 2010 second quarter, we fully reserved for the net deferred tax asset. At December 31, 2010 and 2009 the valuation allowance was $6.8 million and $0.3 million, respectively. We will continue to monitor this valuation allowance and, if circumstances change (such as entering into new working capital loans or other transactions), we will adjust this valuation allowance accordingly.

Earnings and profits, which determine the taxability of distributions to stockholders, will differ from net income reported for financial reporting purposes due primarily to differences in cost bases, differences in the estimated useful lives used to compute depreciation, and differences between the allocation of our net income and loss for financial reporting purposes and for tax reporting purposes.

A schedule of per share distributions we paid and reported to our stockholders is set forth in the following:

	For the Years Ended December 31,
	2010	2009	2008
Common share distribution	$0.800000	$0.800000	$1.080000
Ordinary income	0.388128	0.471792	0.677940
Capital gains(1)	0.027724	0.003708	0.145400
Unrecaptured Sec. 1250 gain	0.022784	0.003708	0.138168
Return of capital	0.384148	0.324500	0.256660
Allocable to next year	—	—	—

(1)	Capital gains include unrecaptured Sec. 1250 gains.

MPT Operating Partnership, L.P.

As a partnership, the allocated share of income of the Operating Partnership is included in the income tax returns of the general and limited partners. Accordingly, no accounting for income taxes is generally required for such income of the Operating Partnership. However, the Operating Partnership has formed taxable REIT subsidiaries on behalf of Medical Properties Trust, Inc., which are subject to federal, state and local income taxes at regular corporate rates. See discussion above under Medical Properties Trust, Inc. for more details of income taxes associated with our taxable REIT subsidiaries.

Earnings Per Share/Unit	12 Months Ended
Dec. 31, 2010
Earnings Per Share/Unit [Abstract]
Earnings Per Share/Unit

6. Earnings Per Share/Unit

Medical Properties Trust, Inc.

Our earnings per share were calculated based on the following (amounts in thousands):

	For the Years Ended December 31,
	2010	2009	2008
Numerator:
Income from continuing operations	$13,228	$33,670	$18,590
Non-controlling interests' share in continuing operations	(99)	(36)	(29)
Participating securities' share in earnings	(1,254)	(1,506)	(1,745)

Income from continuing operations, less participating securities' share in earnings	11,875	32,128	16,816
Income from discontinued operations	9,784	2,697	14,143
Non-controlling interests' share in discontinued operations	—	(1)	(4)

Income from discontinued operations attributable to MPT common stockholders	9,784	2,696	14,139

Net income, less participating securities' share in earnings	$21,659	$34,824	$30,955

Denominator:
Basic weighted-average common shares	100,706	78,117	62,027
Dilutive stock options	2	—	8

Diluted weighted-average common shares	100,708	78,117	62,035

MPT Operating Partnership, L.P.

Our earnings per unit were calculated based on the following (amounts in thousands):

	For the Years Ended December 31,
	2010	2009	2008
Numerator:
Income from continuing operations	$13,303	$33,733	$18,590
Non-controlling interests' share in continuing operations	(99)	(36)	(29)
Participating securities' share in earnings	(1,254)	(1,506)	(1,745)

Income from continuing operations, less participating securities' share in earnings	11,950	32,191	16,816

	For the Years Ended December 31,
	2010	2009	2008
Income from discontinued operations	9,784	2,697	14,143
Non-controlling interests' share in discontinued operations	—	(1)	(4)

Income from discontinued operations attributable to MPT Operating Partnership partners	9,784	2,696	14,139

Net income, less participating securities' share in earnings	$21,734	$34,887	$30,955

Denominator:
Basic weighted-average units	100,706	78,117	62,027
Dilutive options	2	—	8

Diluted weighted-average units	100,708	78,117	62,035

For each of the years ended December 31, 2010, 2009, and 2008, 0.1 million of options were excluded from the diluted earnings per share/unit calculation as they were not determined to be dilutive. Shares/units that may be issued in the future in accordance with our exchangeable senior notes were excluded from the diluted earnings per share/unit calculation as they were not determined to be dilutive.

Stock Awards	12 Months Ended
Dec. 31, 2010
Stock Awards [Abstract]
Stock Awards

7. Stock Awards

We have adopted the Second Amended and Restated Medical Properties Trust, Inc. 2004 Equity Incentive Plan (the "Equity Incentive Plan"), which authorizes the issuance of common stock options, restricted stock, restricted stock units, deferred stock units, stock appreciation rights, performance units and awards of interests in our Operating Partnership. The Equity Incentive Plan is administered by the Compensation Committee of the Board of Directors. We have reserved 7,441,180 shares of common stock for awards under the Equity Incentive Plan for which 3,716,379 shares remain available for future stock awards as of December 31, 2010. The Equity Incentive Plan contains a limit of 1,000,000 shares as the maximum number of shares of common stock that may be awarded to an individual in any fiscal year. Awards under the Equity Incentive Plan are subject to forfeiture due to termination of employment prior to vesting. In the event of a change in control, outstanding and unvested options will immediately vest, unless otherwise provided in the participant's award or employment agreement, and restricted stock, restricted stock units, deferred stock units and other stock-based awards will vest if so provided in the participant's award agreement. The term of the awards is set by the Compensation Committee, though Incentive Stock Options may not have terms of more than ten years. Forfeited awards are returned to the Equity Incentive Plan and are then available to be re-issued as future awards. For each share of common stock issued by Medical Properties Trust, Inc. pursuant to its equity compensation plans, the Operating Partnership issues a corresponding number of operating partnership units.

We awarded 50,000 common stock options in 2007, with an exercise price and estimated grant date fair values of $12.09 and $1.36 per option, respectively. The options awarded in 2007 vest annually in equal amounts over three years from the date of award and expire in 2012. We use the Black-Scholes pricing model to calculate the fair values of the options awarded. In 2007, the following assumptions were used to derive the fair values: an option term of four years; expected volatility of 28.34%; a weighted average risk-free rate of return of 4.62%; and a dividend yield of 8.93%. The intrinsic value of options exercisable and outstanding at December 31, 2010, is $-0-. No options were granted, exercised, or forfeited in 2010, 2009, or 2008. At December 31, 2010, we had 130,000 options outstanding and exercisable, with a weighted-average exercise price of $10.80 per option. The weighted average remaining contractual term of options exercisable and outstanding is 3.0 years.

Other stock-based awards are in the form of service-based awards and performance-based awards. The service-based awards vest as the employee provides the required service over periods that generally range from three to seven years. Service based awards are valued at the average price per share of common stock on the date of grant. In 2006, 2007, and 2010, the Compensation Committee made awards which vest based on us achieving certain performance levels, stock price levels, total shareholder return or comparison to peer total return indices. The 2010 awards are based on us achieving a simple 9.5% annual total shareholder return over a three year period; however, the award contains both carry forward and carry back provisions through December 31, 2014. The 2006 awards are based on us achieving levels of total shareholder return compared to an industry index.

The 2007 awards were granted under our 2007 Multi-year Incentive Plan ("MIP") adopted by the Compensation Committee and consist of three components: service-based awards, core performance awards ("CPRE"), and superior performance awards ("SPRE"). The service-based awards vest annually and ratably over a seven-year period beginning December 31, 2007. The CPRE awards also vest annually and ratably over the same seven-year period contingent upon our achievement of a simple 9% annual total return to shareholders (pro-rated to 7.5% for the first vesting period ending December 31, 2007). In years in which the annual total return exceeds 9%, the excess return may be used to earn CPRE awards not earned in a prior or future year. SPRE awards were to be earned based on achievement of specified share price thresholds during the period beginning March 1, 2007 through December 31, 2010, and were to vest annually and ratably over the subsequent three-year period (2011-2013). At December 31, 2010, the share price thresholds were not met. However, in accordance with the SPRE award agreements, 33.334% of the SPRE awards were earned as we performed at or above the 50th percentile of all real estate investment trusts included in the Morgan Stanley REIT Index in terms of total return to shareholders over the same period. The other 66.666% of the SPRE awards were deemed forfeited. All unvested 2007 MIP awards provide for payment of dividends and other non-liquidating distributions, except that the SPRE awards, prior to the awards being earned, pay dividends at 20% of the per share dividend amount. The 2007 MIP awards were made in the form of restricted shares and a new class of partnership units in our Operating Partnership ("LTIP units") — see Note 14 for further details . The LTIP units that are earned may eventually be converted, at our election, into either shares of common stock on a one-for-one basis or their equivalent in cash. We have valued our LTIP awards at the same per unit value as a corresponding restricted stock award. We used an independent valuation consultant to assist us in determining the value of the 2007 MIP awards' CPRE and SPRE components using a Monte Carlo simulation. The following assumptions were used to derive the fair values for the SPRE and CPRE, respectively: term — 3.4 years and 6.4 years; expected (implied) volatility 27.00% and 26.00%; risk-free rate of return 4.55% and 4.65%; and, dividends — $1.08 in 2007, $1.10 in 2008, $1.13 in 2009, and 3% annual increase thereafter through 2013. In addition to the SPRE awards noted earlier, 79,287 shares/LTIP units were earned in 2010 under the CPRE award. For 2009, 79,287 shares/LTIP units were earned under the CPRE award, but no SPRE awards were earned.

The following summarizes restricted equity awards activity in 2010 and 2009, respectively:

For the Year Ended December 31, 2010:

	Vesting Based on Service		Vesting Based on Market/Performance Conditions
	Shares	Weighted Average Value at Award Date	Shares	Weighted Average Value at Award Date
Nonvested awards at beginning of the year	962,350	$10.22	1,301,088	$6.90
Awarded	277,680	$10.39	182,600	$9.25
Vested	(454,323)	$9.97	(175,279)	$10.64
Forfeited	(2,402)	$8.66	(480,000)	$3.31

Nonvested awards at end of year	783,305	$10.43	828,409	$8.70

For the Year Ended December 31, 2009:

	Vesting Based on Service		Vesting Based on Market/Performance Conditions
	Shares	Weighted Average Value at Award Date	Shares	Weighted Average Value at Award Date
Nonvested awards at beginning of the year	828,106	$12.24	1,380,375	$7.15
Awarded	441,134	$6.30	—	—
Vested	(299,167)	$10.08	(79,287)	$11.29
Forfeited	(7,723)	$8.16	—	—

Nonvested awards at end of year	962,350	$10.22	1,301,088	$6.90

The value of stock-based awards is charged to compensation expense over the vesting periods. In the years ended December 31, 2010, 2009 and 2008, we recorded $6.6 million, $5.5 million, and $6.4 million respectively, of non-cash compensation expense. The remaining unrecognized cost from restricted equity awards at December 31, 2010, is $9.6 million and will be recognized over a weighted average period of 2.4 years. Restricted equity awards which vested in 2010 had a value of $6.1 million on the vesting dates.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2010
Commitments And Contingencies [Abstract]
Commitments And Contingencies

8. Commitments and Contingencies

Our operating leases primarily consist of ground leases on which certain of our facilities or other related property reside along with corporate office and equipment leases. These ground leases are long-term leases and some contain escalation provisions. Properties subject to these ground leases are subleased to our tenants. Lease and rental expense for 2010, 2009 and 2008, respectively, were $989,170, $859,570, and $919,735, which was offset by sublease rental income of $520,090, $520,090, and $498,733 for 2010, 2009, and 2008, respectively.

Fixed minimum payments due under operating leases with non-cancelable terms of more than one year at December 31, 2010 are as follows: (amounts in thousands)

2011	$2,128
2012	2,135
2013	2,021
2014	1,657
2015	1,657
Thereafter	38,971

$48,569

The total amount to be received in the future from non-cancellable subleases at December 31, 2010, is $31.1 million.

In November 2009, we reached an agreement to settle all of the claims asserted by Stealth, L.P. in previously disclosed litigation concerning the termination of leases of the Houston Town and Country Hospital and medical office building in October 2006, with the exception of a single contract claim for which Memorial Hermann Healthcare System had agreed to provide indemnification. Claims separately asserted against us by six of Stealth L.P.'s limited partners were not affected by the settlement. In January 2010, Memorial Hermann settled all claims asserted by Stealth including the single contract claim against us at no additional cost to us. The settlement with Stealth did not affect certain contract and tort claims asserted by six of Stealth's limited partners. As part of the settlement in November, however, Stealth indemnified us for any judgment amount and certain defense-related costs that we incurred. During the first quarter of 2010, these claims were tried in Harris County District Court in Houston, Texas, and the jury found against the plaintiffs on all claims. In the second quarter 2010, we settled the indemnification claim with Stealth resulting in $875,000 of proceeds to cover these defense costs, which we recorded as a reduction of legal expenses in June 2010.

We are a party to various legal proceedings incidental to our business. In the opinion of management, after consultation with legal counsel, the ultimate liability, if any, with respect to those proceedings is not presently expected to materially affect our financial position, results of operations or cash flows.

Common Stock	12 Months Ended
Dec. 31, 2010
Common Stock [Abstract]
Common Stock

9. Common Stock

In April 2010, we completed a public offering of 26 million shares of common stock at $9.75 per share. Including the underwriters' purchase of 3.9 million additional shares to cover over allotments, net proceeds from the offering, after underwriting discount and commissions, were $279.1 million. We used the net proceeds from the offering to fund our refinancing activities as discussed in Note 4 with any remaining proceeds to be used for general corporate purposes including funding acquisitions during 2010.

During the first quarter of 2010, we sold 0.9 million shares of our common stock under our at-the-market equity offering program, at an average price of $10.77 per share, for total proceeds, net of a 2% sales commission, of $9.5 million.

In November 2009, we put an at-the-market program in place, and we have the ability to sell up to $50 million of stock under that plan. During the fourth quarter of 2009, we sold 30,000 shares at an average price per share of $10.25 resulting in a proceeds, net of a 2% sales agent commission, of $0.3 million.

On January 9, 2009, we filed Articles of Amendment to our charter with the Maryland State Department of Assessments and Taxation increasing the number of authorized shares of common stock, par value $0.001 per share available for issuance from 100,000,000 to 150,000,000.

In January 2009, we completed a public offering of 12.0 million shares of our common stock at $5.40 per share. Including the underwriters' purchase of 1.3 million additional shares to cover over allotments, net proceeds from this offering, after underwriting discount and commissions, were $67.8 million. The net proceeds of this offering were generally used to repay borrowings outstanding under our revolving credit facilities.

In March 2008, we sold 12,650,000 shares of common stock at a price of $10.75 per share. After deducting underwriters commissions and offering expenses, we realized proceeds of $128.3 million.

Partner's Capital	12 Months Ended
Dec. 31, 2010
Partners' Capital [Abstract]
Partner's Capital

10. Partner's Capital

The Operating Partnership is made up of a general partner, Medical Properties Trust, LLC ("General Partner") and limited partners, including the Company (which owns 100% of the General Partner) and three other partners who are employees. By virtue of its ownership of the General Partner, the Company has a 99.9% ownership interest in Operating Partnership via its ownership of all the common units. The remaining ownership interest is held by the three employees via their ownership of LTIP units. These LTIP units were issued to the employees pursuant to the 2007 Multi-Year Incentive Plan, which is part of the Equity Incentive Plan discussed in Note 6 and once vested in accordance with their award agreement, may be converted to common units per the Second Amended and Restated Agreement of Limited Partnership of MPT Operating Partnership, L.P. ("Operating Partnership Agreement")

In regards to distributions, the Operating Partnership shall distribute cash at such times and in such amounts as are determined by the General Partner in its sole and absolute discretion, to common unit holders who are common unit holders on the record date. However, per the Operating Partnership Agreement, the General Partner shall use its reasonable efforts to cause the Operating Partnership to distribute amounts sufficient to enable the Company to pay stockholder dividends that will allow the Company to (i) meet its distribution requirement for qualification as a REIT and (ii) avoid any federal income or excise tax liability imposed by the Internal Revenue Code, other than to the extent the Company elects to retain and pay income tax on its net capital gain. In accordance with the Operating Partnership Agreement, LTIP units are treated as common units for distribution purposes.

The Operating Partnership's net income will generally be allocated first to the General Partner to the extent of any cumulative losses and then to the limited partners in accordance with their respective percentage interests in the common units issued by the Operating Partnership. Any losses of the Operating Partnership will generally be allocated first to the limited partners until their capital account is zero and then to the General Partner. In accordance with the Operating Partnership Agreement, LTIP units are treated as common units for purposes of income and loss allocations.

Limited partners have the right to require the Operating Partnership to redeem part or all of their common units. It is at the Operating Partnership's discretion to redeem such common units for cash based on the fair market value of an equivalent number of shares of the Company's common stock at the time of redemption or, alternatively, redeem the common units for shares of the Company's common stock on a one-for-one basis, subject to adjustment in the event of stock splits, stock dividends, or similar events. In order for LTIP units to be redeemed, they must first be converted to common units and then must wait two years from the issuance of the LTIP units to be redeemed.

For each share of common stock issued by Medical Properties Trust, Inc., the Operating Partnership issues a corresponding number of operating partnership units.

Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2010
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

11. Fair Value of Financial Instruments

We have various assets and liabilities that are considered financial instruments. We estimate that the carrying value of cash and cash equivalents, and accounts payable and accrued expenses approximates their fair values. Included in accounts payable and accrued expenses are our interest rate swaps, which are recorded at fair value based on Level 2 observable market assumptions using standardized derivative pricing models. We estimate the fair value of our loans, interest, and other receivables by discounting the estimated future cash flows using the current rates at which similar receivables would be made to others with similar credit ratings and for the same remaining maturities. We determine the fair value of our exchangeable notes based on quotes from securities dealers and market makers. We estimate the fair value of our senior notes, revolving credit facilities, and term loans based on the present value of future payments, discounted at a rate which we consider appropriate for such debt.

The following table summarizes fair value information for our financial instruments: (amounts in thousands)

	December 31, 2010		December 31, 2009
Asset (Liability)	Book Value	Fair Value	Book Value	Fair Value
Interest and rent receivables	$26,176	$20,265	$19,845	$16,712
Loans	215,985	209,126	311,006	299,123
Debt, net	(369,970)	(359,910)	(576,678)	(547,242)

Discontinued Operations	12 Months Ended
Dec. 31, 2010
Discontinued Operations [Abstract]
Discontinued Operations

12. Discontinued Operations

In the fourth quarter 2010, we sold the real estate of our Montclair Hospital, an acute care medical center to Prime for proceeds of $20.0 million. We realized a gain on the sale of $2.2 million. In October of 2010, we sold the real estate of our Sharpstown hospital in Houston, Texas to a third party for proceeds of $3.0 million resulting in a gain of $0.7 million. In the second quarter of 2010, we sold the real estate of our Inglewood Hospital, a 369-bed acute care medical center located in Inglewood, California, to Prime for $75 million resulting in a gain of approximately $6 million. Due to these sales, we have reclassified these assets to Real Estate Held for Sale in our accompanying Consolidated Balance Sheet at December 31, 2009 and reclassified the related operating results to discontinued operations for the current and prior periods.

In the fourth quarter of 2009, we sold the real estate of a general acute hospital to Prime for proceeds of approximately $15 million. The sale was completed on December 28, 2009, resulting in a gain on the sale of $0.3 million. Due to this sale, we have reclassified the assets of this property to Real Estate Held for Sale in the accompanying Consolidated Balance Sheet, which approximated $15.0 million at December 31, 2008.

In the second quarter of 2008, we sold the real estate assets of three inpatient rehabilitation facilities to Vibra for proceeds of approximately $105 million, including $7.0 million in early lease termination fees and $8.0 million of a loan pre-payment. The sale was completed on May 7, 2008, resulting in a gain on the sale of $9.3 million. We also wrote off $9.5 million in related straight-line rent receivables upon completion of the sales.

In 2006, we terminated leases for a hospital and medical office building ("MOB") complex and repossessed the real estate. In January 2007, we sold the hospital and MOB complex and recorded a gain on the sale of real estate of $4.1 million. During the period between termination of the lease and sale of the real estate, we substantially funded through loans the working capital requirements of the hospital's operator pending the operator's collection of patient receivables from Medicare and other sources. At December 31, 2007, we had $4.2 million in working capital loans included in assets of discontinued operations on the consolidated balance sheet. In July 2008, we received from Medicare the substantial remainder of amounts that we expect to collect and based thereon wrote off in the second quarter of 2008 $2.1 million (net of $1.2 million in tax benefits) of remaining uncollectible receivables from the operator. We were defendants in litigation related to this discontinued operation and it resulted in a significant amount of legal expenses in 2009 and 2008 including a settlement of $2.7 million reached in the 2009 fourth quarter.

We have classified current and prior year activity related to these transactions, along with the related operating results of the facilities prior to these transactions taking place, as discontinued operations.

The following table presents the results of discontinued operations for the years ended December 31, 2010, 2009 and 2008 (in thousands except per share/units amounts):

	For the Years Ended December 31,
	2010	2009	2008
Revenues	$3,838	$3,269	$12,970
Gain on sale	9,072	278	9,305
Income from discontinued operations	9,784	2,697	14,143
Income from discontinued operations — diluted per share/units	$0.10	$0.04	$0.23

Quarterly Financial Data	12 Months Ended
Dec. 31, 2010
Quarterly Financial Data [Abstract]
Quarterly Financial Data

13. Quarterly Financial Data (unaudited)

Medical Properties Trust, Inc.

The following is a summary of the unaudited quarterly financial information for the years ended December 31, 2010 and 2009: (amounts in thousands, except for per share data)

	For the Three Month Periods in 2010 Ended
	March 31	June 30	September 30	December 31
Revenues	$30,858	$30,593	$28,644	$31,752
Income (loss) from continuing operations	(3,439)	(305)	8,663	8,309
Income from discontinued operations	625	6,537	301	2,321
Net income (loss)	(2,814)	6,232	8,964	10,630
Net income (loss) attributable to MPT common stockholders	(2,822)	6,223	8,919	10,593
Net income (loss) attributable to MPT common stockholders per share — basic	$(0.04)	$0.06	$0.08	$0.09
Weighted average shares outstanding — basic	79,176	103,498	110,046	110,103
Net income (loss) attributable to MPT common stockholders per share — diluted	$(0.04)	$0.06	$0.08	$0.09
Weighted average shares outstanding — diluted	79,176	103,498	110,046	110,108

	For the Three Month Periods in 2009 Ended
	March 31	June 30	September 30	December 31
Revenues	$29,460	$28,640	$30,639	$30,069
Income from continuing operations	8,207	6,608	9,525	9,330
Income (loss) from discontinued operations	2,511	1,251	859	(1,924)
Net income	10,718	7,859	10,384	7,406
Net income attributable to MPT common stockholders	10,710	7,846	10,374	7,399
Net income attributable to MPT common stockholders per share — basic	$0.14	$0.09	$0.13	$0.09
Weighted average shares outstanding — basic	76,432	78,616	78,655	78,755
Net income attributable to MPT common stockholders per share — diluted	$0.14	$0.09	$0.13	$0.09
Weighted average shares outstanding — diluted	76,432	78,616	78,655	78,755

MPT Operating Partnership, L.P.

The following is a summary of the unaudited quarterly financial information for the years ended December 31, 2010 and 2009: (amounts in thousands, except for per share data)

	For the Three Month Periods in 2010 Ended
	March 31	June 30	September 30	December 31
Revenues	$30,858	$30,593	$28,644	$31,752
Income (loss) from continuing operations	(3,424)	(236)	8,654	8,309
Income from discontinued operations	625	6,537	301	2,321
Net income (loss)	(2,799)	6,301	8,955	10,630
Net income (loss) attributable to MPT Operating Partnership partners	(2,807)	6,292	8,910	10,593
Net income (loss) attributable to MPT Operating Partnership partners per unit — basic	$(0.04)	$0.06	$0.08	$0.09
Weighted average units outstanding — basic	79,176	103,498	110,046	110,103
Net income (loss) attributable to MPT
Operating Partnership partners per unit — diluted	$(0.04)	$0.06	$0.08	$0.09
Weighted average units outstanding — diluted	79,176	103,498	110,046	110,108

	For the Three Month Periods in 2009 Ended
	March 31	June 30	September 30	December 31
Revenues	$29,460	$28,640	$30,639	$30,069
Income from continuing operations	8,270	6,608	9,525	9,330
Income (loss) from discontinued operations	2,511	1,251	859	(1,924)
Net income	10,781	7,859	10,384	7,406
Net income attributable to MPT Operating Partnership partners	10,773	7,846	10,374	7,399
Net income attributable to MPT Operating Partnership partners per unit — basic	$0.14	$0.09	$0.13	$0.09
Weighted average units outstanding — basic	76,432	78,616	78,655	78,755
Net income attributable to MPT Operating Partnership partners per unit — diluted	$0.14	$0.09	$0.13	$0.09
Weighted average units outstanding — diluted	76,432	78,616	78,655	78,755

Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events	14. Subsequent Events As of September 29, 2011, we invested approximately $210 million in health care real estate.

Condensed Consolidating Financial Information	12 Months Ended
Dec. 31, 2010
Condensed Consolidating Financial Information [Abstract]
Condensed Consolidating Financial Information

15. Condensed Consolidating Financial Information

The following tables present the condensed consolidating financial information for (a) Medical Properties Trust, Inc. ("Parent" and a guarantor to our 2011 unsecured senior notes), (b) MPT Operating Partnership, L.P. and MPT Finance Corporation ("Subsidiary Issuer"), (c) on a combined basis, the guarantors of our 2011 unsecured senior notes ("Subsidiary Guarantors"), and (d) on a combined basis, the non-guarantor subsidiaries ("Non-Guarantor Subsidiaries"). The condensed consolidating information is presented for the parent and presents investments in subsidiaries based upon their proportionate share of the subsidiary's net assets. Separate financial statements of the Subsidiary Guarantors are not presented because the guarantee by each 100% owned Subsidiary Guarantor is full and unconditional, joint and several, and we believe separate financial statements and other disclosures regarding the Subsidiary Guarantors are not material to investors. Furthermore, there are no significant legal restrictions on the Parent's ability to obtain funds from its subsidiaries by dividend or loan.

Condensed Consolidated Balance Sheet

December 31, 2010

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Assets
Real estate assets
Land, buildings and improvements and intangible lease assets	$—	$297	$903,630	$128,442	$—	$1,032,369
Mortgage loans	—	—	165,000	—	—	165,000

Gross investment in real estate assets	—	297	1,068,630	128,442	—	1,197,369
Accumulated depreciation and amortization	—	—	(65,767)	(10,327)	—	(76,094)

Net investment in real estate assets	—	297	1,002,863	118,115	—	1,121,275
Cash & cash equivalents	—	96,822	—	1,586	—	98,408
Interest and rent receivable	—	157	20,727	5,292	—	26,176
Straight-line rent receivable	—	—	21,180	7,732	—	28,912
Other loans	—	178	—	50,807	—	50,985
Net intercompany receivable (payable)	21,944	774,771	(767,395)	(29,320)	—	—
Investment in subsidiaries	899,949	390,232	42,970	—	(1,333,151)	—
Other assets	—	10,289	1,215	11,554	—	23,058

Total Assets	$921,893	$1,272,746	$321,560	$165,766	$(1,333,151)	$1,348,814

Liabilities and Equity
Liabilities Debt, net	$—	$361,537	$—	$8,433	$—	$369,970
Accounts payable and accrued expenses	22,317	10,824	2,430	403	—	35,974
Deferred revenue	—	436	17,826	4,875	—	23,137
Lease deposits and other obligations to tenants	—	—	18,539	1,618	—	20,157

Total liabilities	22,317	372,797	38,795	15,329	—	449,238
Total Medical Properties Trust Inc. stockholder's equity	899,462	899,835	282,765	150,437	(1,333,037)	899,462

Non-controlling interests	114	114	—	—	(114)	114

Total equity	899,576	899,949	282,765	150,437	(1,333,151)	899,576

Total Liabilities and Equity	$921,893	$1,272,746	$321,560	$165,766	$(1,333,151)	$1,348,814

Condensed Consolidated Statements of Income

For the Year Ended December 31, 2010

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Revenues
Rent billed	$—	$—	$79,388	$14,427	$(1,030)	$92,785
Straight-line rent	—	—	186	1,888	—	2,074
Interest and fee income	—	6,964	16,772	10,766	(7,514)	26,988

Total revenues	—	6,964	96,346	27,081	(8,544)	121,847
Expenses
Real estate depreciation and amortization	—	—	21,339	3,147	—	24,486
Impairment charge	—	—	—	12,000	—	12,000
Property-related	—	(4)	4,376	1,065	(1,030)	4,407
General and administrative	75	27,867	—	593	—	28,535

Total operating expenses	75	27,863	25,715	16,805	(1,030)	69,428

Operating income	(75)	(20,899)	70,631	10,276	(7,514)	52,419
Other income (expense)
Interest income and other	—	(13)	1,493	38	—	1,518
Debt refinancing costs	—	(6,716)	—	—	—	(6,716)
Interest expense	—	(33,623)	26	(7,910)	7,514	(33,993)

Net other expense	—	(40,352)	1,519	(7,872)	7,514	(39,191)

Income (loss) from continuing operations	(75)	(61,251)	72,150	2,404	—	13,228
Income (loss) from discontinued operations	—	—	122	9,662	—	9,784

Equity in earnings of consolidated subsidiaries net of income taxes	23,087	84,338	4,273	—	(111,698)	—

Net income	23,012	23,087	76,545	12,066	(111,698)	23,012
Net income attributable to non-controlling interests	(99)	(99)	—	—	99	(99)

Net income attributable to MPT common stockholders	$22,913	$22,988	$76,545	$12,066	$(111,599)	$22,913

Condensed Consolidated Statements of Cash Flows

For the Year Ended December 31, 2010

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating Activities
Net cash provided by (used in) operating activities	$(29)	$(54,909)	$95,203	$20,372	$—	$60,637
Investing Activities
Real estate acquired	—	—	(137,808)	—	—	(137,808)
Principal received on loans receivable	—	—	—	90,486	—	90,486
Proceeds from sales of real estate	—	—	2,669	95,000	—	97,669
Investments in and advances to subsidiaries	(211,181)	99,564	48,986	(148,579)	211,210	—
Investments in loans receivable and other investments	—	—	(5,000)	(6,637)	—	(11,637)
Construction in progress and other	—	(108)	(8,267)	(7,554)	—	(15,929)

Net cash provided by (used in) investing activities	(211,181)	99,456	(99,420)	22,716	211,210	22,781
Financing Activities
Revolving credit facilities, net	—	(96,000)	—	(41,200)	—	(137,200)
Proceeds from term debt, net of discount	—	148,500	—	—	—	148,500
Payments of term debt	—	(216,520)	—	(245)	—	(216,765)
Distributions paid	(76,856)	(77,087)	—	—	76,856	(77,087)
Proceeds from sale of common shares/units, net of offering costs	288,066	288,066	—	—	(288,066)	288,066
Lease deposits and other obligations to tenants	—	—	4,217	(550)	—	3,667
Debt issuance costs paid and other financing activities	—	(9,498)	—	—	—	(9,498)

Net cash provided by (used in) financing activities	211,210	37,461	4,217	(41,995)	(211,210)	(317)

Increase in cash and cash equivalents for period	—	82,008	—	1,093	—	83,101
Cash and cash equivalents at beginning of period	—	14,814	—	493	—	15,307

Cash and cash equivalents at end of period	$—	$96,822	$—	$1,586	$—	$98,408

Condensed Consolidated Balance Sheet

December 31, 2009

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Assets
Real estate assets
Land, buildings and improvements and intangible lease assets	$—	$2	$760,711	$215,558	$—	$976,271
Mortgage loans	—	—	160,000	40,164	—	200,164

Gross investment in real estate assets	—	2	920,711	255,722	—	1,176,435
Accumulated depreciation and amortization	—	—	(45,918)	(7,180)	—	(53,098)

Net investment in real estate assets	—	2	874,793	248,542	—	1,123,337
Cash & cash equivalents	—	14,813	—	494	—	15,307
Interest and rent receivable	—	185	15,512	4,148	—	19,845
Straight-line rent receivable	—	—	20,859	6,680	—	27,539
Other loans	—	178	1,000	109,664	—	110,842
Net intercompany receivable (payable)	15,740	872,702	(718,409)	(170,033)	—	—
Investment in subsidiaries	671,872	313,877	44,908	—	(1,030,657)	—
Other assets	—	6,986	1,315	4,727	—	13,028

Total Assets	$687,612	$1,208,743	$239,978	$204,222	$(1,030,657)	$1,309,898

Liabilities and Equity
Liabilities
Debt, net	$—	$526,800	$—	$49,878	$—	$576,678
Accounts payable and accrued expenses	16,037	9,596	3,044	570	—	29,247
Deferred revenue	—	475	9,623	5,252	—	15,350
Lease deposits and other obligations to tenants	—	—	14,880	2,168	—	17,048

Total liabilities	16,037	536,871	27,547	57,868	—	638,323
Total Medical Properties Trust Inc. stockholder's equity	671,445	671,742	212,431	146,354	(1,030,527)	671,445

Non-controlling interests	130	130	—	—	(130)	130

Total equity	671,575	671,872	212,431	146,354	(1,030,657)	671,575

Total Liabilities and Equity	$687,612	$1,208,743	$239,978	$204,222	$(1,030,657)	$1,309,898

Condensed Consolidated Statements of Income

For the Year Ended December 31, 2009

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Revenues
Rent billed	$—	$—	$69,327	$12,538	$—	$81,865
Straight-line rent	—	—	6,244	1,977	—	8,221
Interest and fee income	—	10,010	14,400	14,732	(10,419)	28,723

Total revenues	—	10,010	89,971	29,247	(10,419)	118,809
Expenses
Real estate depreciation and amortization	—	—	19,571	3,057	—	22,628
Impairment charge	—	—	—	—	—	—
Property-related	—	(20)	3,780	42	—	3,802
General and administrative	63	20,631	—	402	—	21,096

Total operating expenses	63	20,611	23,351	3,501	—	47,526

Operating income	(63)	(10,601)	66,620	25,746	(10,419)	71,283
Other income (expense)
Interest income and other	—	51	—	(8)	—	43
Debt refinancing costs	—	—	—	—	—	—
Interest expense	—	(36,761)	(4)	(11,310)	10,419	(37,656)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Net other income (expense)	—	(36,710)	(4)	(11,318)	10,419	(37,613)

Income (loss) from continuing operations	(63)	(47,311)	66,616	14,428	—	33,670
Income (loss) from discontinued operations	—	—	(1,254)	3,951	—	2,697

Equity in earnings of consolidated subsidiaries net of income taxes	36,430	83,741	3,918	—	(124,089)	—

Net income	36,367	36,430	69,280	18,379	(124,089)	36,367
Net income attributable to non-controlling interests	(37)	(37)	—	—	37	(37)

Net income attributable to MPT common stockholders	$36,330	$36,393	$69,280	$18,379	$(124,052)	$36,330

Condensed Consolidated Statements of Cash Flows

For the Year Ended December 31, 2009

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating Activities
Net cash provided by (used in) operating activities	$(268)	$(35,554)	$76,583	$21,990	$—	$62,751

Investing Activities
Real estate acquired	—	—	(421)	—	—	(421)
Principal received on loans receivable	—	—	—	4,305	—	4,305
Proceeds from sales of real estate	—	—	—	15,000	—	15,000
Investments in and advances to subsidiaries	(6,699)	89,642	(60,656)	(28,871)	6,584	—
Investments in loans receivable and other investments	—	—	(15,000)	(8,243)	—	(23,243)
Construction in progress and other	—	—	(3,067)	(4,710)	—	(7,777)

Net cash provided by (used in) investing activities	(6,699)	89,642	(79,144)	(22,519)	6,584	(12,136)

Financing Activities
Revolving credit facilities, net	—	(55,000)	—	(800)	—	(55,800)
Proceeds from term debt, net of discount	—	—	—	—	—	—
Payments of term debt	—	(960)	—	(272)		(1,232)
Distributions paid	(61,419)	(61,649)	—	—	61,419	(61,649)
Proceeds from sale of common shares/units, net of offering costs	68,003	68,003	—	—	(68,003)	68,003
Lease deposits and other obligations to tenants	—	—	2,561	829	—	3,390
Debt issuance costs paid and other financing activities	378	(149)	—	3	—	232

Net cash provided by (used in) financing activities	6,962	(49,755)	2,561	(240)	(6,584)	(47,056)

Increase in cash and cash equivalents for period	(5)	4,333	—	(769)	—	3,559
Cash and cash equivalents at beginning of period	5	10,481	—	1,262	—	11,748

Cash and cash equivalents at end of period	$—	$14,814	$—	$493	$—	$15,307

Condensed Consolidated Statements of Income

For the Year Ended December 31, 2008

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Revenues
Rent billed	$—	$—	$63,399	$10,747	$—	$74,146
Straight-line rent	—	(543)	2,323	1,962	—	3,742
Interest and fee income	—	8,627	15,879	12,387	(7,711)	29,182

Total revenues	—	8,084	81,601	25,096	(7,711)	107,070
Expenses
Real estate depreciation and amortization	—	—	19,741	2,644	—	22,385
Impairment charge	—	—	—	—	—	—
Property-related	—	69	4,183	(10)	—	4,242
General and administrative	—	19,357	8	150	—	19,515

Total operating expenses	—	19,426	23,932	2,784	—	46,142

Operating income	—	(11,342)	57,669	22,312	(7,711)	60,928
Other income (expense)
Interest income and other	—	85	2	(1)	—	86
Debt refinancing costs	—	—	—	—	—	—
Interest expense	—	(40,671)	(167)	(9,297)	7,711	(42,424)

Net other expense	—	(40,586)	(165)	(9,298)	7,711	(42,338)

Income (loss) from continuing operations	—	(51,928)	57,504	13,014	—	18,590
Income (loss) from discontinued operations	—	—	(437)	14,580	—	14,143

Equity in earnings of consolidated subsidiaries net of income taxes	32,733	84,661	2,861	—	(120,255)	—

Net income	32,733	32,733	59,928	27,594	(120,255)	32,733
Net income attributable to non-controlling interests	(33)	(33)	—	—	33	(33)

Net income attributable to MPT common stockholders	$32,700	$32,700	$59,928	$27,594	$(120,222)	$32,700

Condensed Consolidated Statements of Cash Flows

For the Year Ended December 31, 2008

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating Activities
Net cash provided by (used in) operating activities	$363	$(28,412)	$72,841	$25,125	$—	$69,917

Investing Activities
Real estate acquired	—	—	(354,392)	(76,318)	—	(430,710)
Principal received on loans receivable	—	—	45,000	26,941	—	71,941
Proceeds from sales of real estate	—	—	—	89,959	—	89,959
Investments in and advances to subsidiaries	(63,549)	(251,773)	282,544	(30,765)	63,543	—
Investments in loans receivable and other investments	—	—	(45,000)	(50,567)	—	(95,567)
Construction in progress and other	—	(605)	(3,179)	(502)	—	(4,286)

Net cash provided by (used in) investing activities	(63,549)	(252,378)	(75,027)	(41,252)	63,543	(368,663)

Financing Activities
Revolving credit facilities, net	—	31,014	—	7,000	—	38,014
Proceeds from term debt, net of discount	—	110,093	—	8,908	—	119,001
Payments of term debt	—	(810)	—	(50)	—	(860)
Distributions paid	(64,788)	(65,098)	—	—	64,788	(65,098)
Proceeds from sale of common shares/units, net of offering costs	128,331	128,331	—	—	(128,331)	128,331
Lease deposits and other obligations to tenants	—	—	2,186	777	—	2,963
Debt issuance costs paid and other financing activities	(378)	(5,674)	—	(20)	—	(6,072)

Net cash provided by financing activities	63,165	197,856	2,186	16,615	(63,543)	216,279

Increase in cash and cash equivalents for period	(21)	(82,934)	—	488	—	(82,467)
Cash and cash equivalents at beginning of period	26	93,415	—	774	—	94,215

Cash and cash equivalents at end of period	$5	$10,481	$—	$1,262	$—	$11,748

Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Valuation and Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts

Medical Properties Trust, Inc. and MPT Operating Partnership, L.P.

Schedule II: Valuation and Qualifying Accounts

December 31, 2010

	Balance at Beginning of Year(1)	Additions Charged Against Operations(1)		Net Recoveries(1)		Balance at End of Year(1)
Year Ended December 31,	(In thousands)
2010	$4,339	$22,245	(3)	$2,658		$23,926

2009	$397	$5,107		$1,165		$4,339

2008	$4,202	$397		$4,202	(2)	$397

(1)	Includes allowance for doubtful accounts, straight-line rent reserves, allowance for loan losses, tax valuation allowances and other reserves.

(2)	Includes $3.2 million of write offs associated with our West Houston property that was sold in 2007.

(3)	Includes $12 million loan loss reserve related to our Monroe property and a $6.5 million increase in valuation allowances to fully reserve for the net deferred tax asset of one of our taxable REIT subsidiaries.

Real Estate Investments And Accumulated Depreciation	12 Months Ended
Dec. 31, 2010
Real Estate Investments And Accumulated Depreciation [Abstract]
Real Estate Investments And Accumulated Depreciation

SCHEDULE III — REAL ESTATE INVESTMENTS AND ACCUMULATED DEPRECIATION

December 31, 2010

				Additions Subsequent to Acquisition								Life on which depreciation in latest income statements is
	Type of	Initial Costs			Carrying	Cost at December 31, 2010			Accumulated	Date of	Date	computed
Location	Property	Land	Buildings	Improvements	Costs	Land	Buildings	Total	Depreciation	Construction	Acquired	(Years)
(Dollar amounts in thousands)
Thornton, CO	Long term acute care hospital	$2,130	$6,013	$2,237	$—	$2,130	$8,250	$10,380	$1,068	1962	August 17, 2004	40
New Bedford, MA	Long term acute care hospital	1,400	19,772	256	—	1,400	20,028	21,428	3,159	1942	August 17, 2004	40
Covington, LA	Long term acute care hospital	821	10,238	—	14	821	10,252	11,073	1,431	1984	June 9, 2005	40
Denham Springs, LA	Long term acute care hospital	429	5,340	—	49	429	5,389	5,818	686	1960	June 9, 2005	40
Redding, CA	Long term acute care hospital	—	19,952	—	4,361	1,629	22,684	24,313	2,919	1991	June 30, 2005	40
Sherman Oaks, CA	Acute care general hospital	5,290	13,587	—	31	5,290	13,618	18,908	1,706	1956	December 30, 2005	40
Bloomington, IN	Acute care general hospital	2,457	31,209	—	408	2,576	31,498	34,074	3,435	2006	August 8, 2006	40
Dallas, TX	Long term acute care hospital	1,000	13,589	—	368	1,421	13,536	14,957	1,466	2006	September 5, 2006	40
Huntington Beach, CA	Acute care general hospital	937	10,907	—	3	937	10,910	11,847	1,136	1965	November 8, 2006	40
La Palma, CA	Acute care general hospital	937	10,907	—	3	937	10,910	11,847	1,136	1971	November 8, 2006	40
Anaheim, CA	Acute care general hospital	1,875	21,814	—	10	1,875	21,824	23,699	2,273	1964	November 8, 2006	40
Luling, TX	Long term acute care hospital	811	9,345	—	—	811	9,345	10,156	954	2002	December 1, 2006	40
San Antonio, TX	Rehabilitation hospital	—	10,198	—	—	—	10,198	10,198	1,041	1987	December 1, 2006	40
Victoria, TX	Long term acute care hospital	625	7,197	—	—	625	7,197	7,822	735	1998	December 1, 2006	40
Houston, TX	Acute care general hospital	4,757	56,238	—	1,259	5,464	56,790	62,254	5,742	2006	December 1, 2006	40
Bensalem, PA	Acute care general hospital	6,911	38,185	—	(352)	6,912	37,832	44,744	3,670	2006	March 19, 2007	40
Portland, OR	Long term acute care hospital	3,085	17,859	—	2,559	3,071	20,432	23,503	1,815	1964	April 18, 2007	40
San Diego, CA	Acute care general hospital	6,550	15,653	—	77	6,550	15,730	22,280	1,439	1964	May 9, 2007	40
Redding, CA	Acute care general hospital	1,555	53,863	—	13	1,555	53,876	55,431	4,613	1974	August 10, 2007	40
Houston, TX	Acute care general hospital	3,501	34,530	—	(7,319)	3,274	27,438	30,712	2,312	1960	August 10, 2007	40
Bennettsville, SC	Acute care general hospital	794	15,772	—	—	794	15,772	16,566	1,085	1984	April 1, 2008	40
Bossier City, LA	Long term acute care hospital	900	17,818	—	—	900	17,818	18,718	1,222	1982	April 1, 2008	40
Bristol, CT	Wellness Center	485	2,267	—	—	485	2,267	2,752	429	1975	April 22, 2008	10
Cheraw, SC	Acute care general hospital	657	19,576	—	—	657	19,576	20,233	1,345	1982	April 1, 2008	40
Detroit, MI	Long term acute care hospital	1,220	8,687	—	(365)	1,220	8,322	9,542	624	1956	May 22, 2008	40
Enfield, CT	Wellness Center	384	2,257	—	—	384	2,257	2,641	427	1974	April 22, 2008	10
Fayetteville, AR	Rehabilitation hospital	909	18,332	—	—	909	18,332	19,241	1,146	1991	July 14, 2008	40
Fort Lauderdale, FL	Rehabilitation hospital	3,499	21,939	—	—	3,499	21,940	25,439	1,465	1985	April 22, 2008	40
Garden Grove, CA	Acute care general hospital	5,502	10,748	—	52	5,502	10,799	16,301	574	1982	November 25, 2008	40
Garden Grove, CA	Medical Office Building	862	7,888	—	28	862	7,916	8,778	413	1982	November 25, 2008	40

				Additions Subsequent to Acquisition								Life on which depreciation in latest income statements is
	Type of	Initial Costs			Carrying	Cost at December 31, 2010			Accumulated	Date of	Date	computed
Location	Property	Land	Buildings	Improvements	Costs	Land	Buildings	Total	Depreciation	Construction	Acquired	(Years)
(Dollar amounts in thousands)
Idaho Falls, ID	Acute care general hospital	1,822	37,467	—	4,665	1,822	42,132	43,954	2,741	2002	April 1, 2008	40
Morgantown, WV	Rehabilitation hospital	—	21,552	—	—	—	21,552	21,552	2,010	1989	May 19, 2008	40
Newington, CT	Wellness Center	270	1,615	—	—	270	1,615	1,885	308	1979	April 22, 2008	10
Petersburg, VA	Rehabilitation hospital	1,302	9,121	—	—	1,302	9,121	10,423	570	2006	July 1, 2008	40
West Valley City, UT	Acute care general hospital	5,516	58,314	—	—	5,516	58,314	63,830	3,895	1980	April 22, 2008	40
Poplar Bluff, MO	Acute care general hospital	2,659	38,694	—	—	2,659	38,694	41,353	2,584	1980	April 22, 2008	40
East Providence, RI	Wellness Center	209	1,265	—	—	209	1,265	1,474	241	1979	April 22, 2008	10
San Dimas, CA	Acute care general hospital	6,160	6,839	—	34	6,160	6,873	13,033	358	1972	November 25, 2008	40
San Dimas, CA	Medical Office Building	1,915	5,085	—	18	1,915	5,103	7,018	266	1979	November 25, 2008	40
West Springfield, MA	Wellness Center	583	3,185	—	—	583	3,185	3,768	608	1976	April 22, 2008	10
Tucson, AZ	Long term acute care hospital	920	6,078	—	—	920	6,078	6,998	418	1987	April 1, 2008	40
Warwick, RI	Wellness Center	1,265	759	—	—	1,265	759	2,024	144	1979	April 22, 2008	10
Webster, TX	Long term acute care hospital	988	10,432	—	1	988	10,433	11,421	717	1986	April 1, 2008	40
Wichita, KS	Rehabilitation hospital	1,019	18,373	—	1	1,019	18,374	19,393	1,262	1992	April 4, 2008	40
Addison, TX	Rehabilitation hospital	2,013	22,531	—	—	2,013	22,531	24,544	282	2008	June 17, 2010	40
Shenandoah, TX	Rehabilitation hospital	2,033	21,943	—	—	2,033	21,943	23,976	274	2008	June 17, 2010	40
Richardson, TX	Rehabilitation hospital	2,219	17,419	—	—	2,219	17,419	19,638	218	2008	June 17, 2010	40
Hill County, TX	Acute care general hospital	1,120	17,882	—	—	1,120	17,882	19,002	300	1980	September 17, 2010	15
Webster, TX	Long term acute care hospital	664	33,751	—	—	664	33,751	34,414	—	2004	December 21, 2010	40
Tomball, TX	Long term acute care hospital	1,298	23,982	—	—	1,298	23,982	25,280	—	2005	December 21, 2010	40

		$94,258	$887,967	$2,493	$5,918	$96,894	$893,741	$990,635	$68,662

The changes in total real estate assets including real estate held for sale but excluding construction in progress, intangible lease asset and mortgage loans, for the years ended:

	December 31, 2010	December 31, 2009		December 31, 2008
COST
Balance at beginning of period	$934,601	$943,700		$614,088
Acquisitions	146,854	421		418,766
Transfers from construction in progress	—	—		2,475
Additions	1,709	5,550		308
Dispositions	(92,529)	(15,070)		(85,648)
Other	—	—		(6,289)

Balance at end of period	$990,635	$934,601	(1)	$943,700 (1)

The changes in accumulated depreciation including real estate assets held for sale for the years ended:

	December 31, 2010	December 31, 2009		December 31, 2008
ACCUMULATED DEPRECIATION
Balance at beginning of period	$51,638	$30,581		$20,214
Depreciation	22,664	21,389		18,118
Depreciation on disposed property	(5,640)	(332)		(7,751)

Balance at end of period	$68,662	$51,638	(2)	$30,581	(2)

(1)	Includes real estate cost included in real estate held for sale of $72,691 and $87,807 for 2009 and 2008, respectively. Excludes intangible lease assets that are included in real estate held for sale of $24,487 and $24,615 for 2009 and 2008, respectively.
(2)
Includes accumulated depreciation in real estate held for sale of $3,673 and $2,396 for 2009 and 2008 respectively. Excludes accumulated amortization related to intangible lease assets that are included in real estate held for sale of $3,532 and $2,020 for 2009 and 2008, respectively.

Mortgage Loan On Real Estate	12 Months Ended
Dec. 31, 2010
Mortgage Loan On Real Estate [Abstract]
Mortgage Loan On Real Estate

SCHEDULE IV — MORTGAGE LOAN ON REAL ESTATE

MEDICAL PROPERTIES TRUST, INC. AND MPT OPERATING PARTNERSHIP, L.P.

Column A	Column B	Column C	Column D	Column E	Column F	Column G(3)	Column H
Description	Interest Rate	Final Maturity Date	Periodic Payment Terms	Prior Liens	Face Amount of Mortgages	Carrying Amount of Mortgages	Principal Amount of Loans Subject to Delinquent Principal or Interest
	(Dollar amounts in thousands)
Long-term first mortgage loan:			Payable in monthly installments of interest plus principal payable in full at maturity
Desert Valley Hospital	9.9%	2022		(1)	70,000	70,000	(2)
Desert Valley Hospital	10.7%	2022		(1)	20,000	20,000	(2)
Chino Valley Medical Center	9.9%	2022		(1)	50,000	50,000	(2)
Paradise Valley Hospital	9.6%	2022		(1)	25,000	25,000	(2)

					$165,000	$165,000

(1)	There were no prior liens on loans as of December 31, 2010.
(2)	The mortgage loan was not delinquent with respect to principal or interest.
(3)	The aggregate cost for Federal income tax purposes is $165,000.

Changes in mortgage loans for the years ended December 31, 2010, 2009, and 2008 are summarized as follows:

	Year Ended December 31,
	2010	2009	2008
	(Dollar amounts in thousands)
Balance at beginning of year	$200,164	$185,000	$185,000
Additions during year:
New mortgage loans and additional advances on existing loans	7,836	15,164	—

	208,000	200,164	185,000

Deductions during year:
Collection of principal	(43,000)	—	—

	(43,000)	—	—

Balance at end of year	$165,000	$200,164	$185,000

Summary Of Significant Accounting Policies (Policy) (Parent [Member])	12 Months Ended
Dec. 31, 2010
Parent [Member]
Use Of Estimates

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principles Of Consolidation

Principles of Consolidation: Property holding entities and other subsidiaries of which we own 100% of the equity or have a controlling financial interest evidenced by ownership of a majority voting interest are consolidated. All inter-company balances and transactions are eliminated. For entities in which we own less than 100% of the equity interest, we consolidate the property if we have the direct or indirect ability to control the entities' activities based upon the terms of the respective entities' ownership agreements. For these entities, we record a non-controlling interest representing equity held by non-controlling interests.

We continually evaluate all of our transactions and investments to determine if they represent variable interests in a variable interest entity. If we determine that we have a variable interest in a variable interest entity, we then evaluate if we are the primary beneficiary of the variable interest entity. The evaluation is a qualitative assessment as to whether we have the ability to direct the activities of a variable interest entity that most significantly impact the entity's economic performance. We consolidate each variable interest entity in which we, by virtue of or transactions with our investments in the entity, are considered to be the primary beneficiary. We have determined that Vibra, Monroe Hospital and two other smaller tenants are variable interest entities that we have investments in and/or outstanding loans and other receivables due to us of approximately 3%, 2% and 1% of our total assets, respectively. These investments in and/or outstanding loans and other receivables due from these entities represent our maximum exposure to loss. Through qualitative analysis, we have determined that we are not the primary beneficiary of these entities as we do not direct the activities that most significantly impact the economic performance of these entities (such as the day-to-day management of the tenant's hospital operations). Therefore, we have not consolidated these entities in our financial statements.

Cash And Cash Equivalents

Cash and Cash Equivalents: Certificates of deposit, short-term investments with original maturities of three months or less and money-market mutual funds are considered cash equivalents. The majority of our cash and cash equivalents are held at major commercial banks which at times may exceed the Federal Deposit Insurance Corporation limit. We have not experienced any losses to date on our invested cash. Cash and cash equivalents which have been restricted as to its use are recorded in other assets.

Revenue Recognition

Recognition: We receive income from operating leases based on the fixed, minimum required rents (base rents) per the lease agreements. Rent revenue from base rents is recorded on the straight-line method over the terms of the related lease agreements for new leases and the remaining terms of existing leases for acquired properties. The straight-line method records the periodic average amount of base rent earned over the term of a lease, taking into account contractual rent increases over the lease term. The straight-line method typically has the effect of recording more rent revenue from a lease than a tenant is required to pay early in the term of the lease. During the later parts of a lease term, this effect reverses with less rent revenue recorded than a tenant is required to pay. Rent revenue as recorded on the straight-line method in the consolidated statements of income is presented as two amounts: billed rent revenue and straight-line revenue. Billed rent revenue is the amount of base rent actually billed to the customer each period as required by the lease. Straight-line rent revenue is the difference between rent revenue earned based on the straight-line method and the amount recorded as billed rent revenue. We record the difference between base rent revenues earned and amounts due per the respective lease agreements, as applicable, as an increase or decrease to straight-line rent receivable.

Certain leases provide for additional rents contingent upon a percentage of the tenant revenue in excess of specified base amounts/thresholds (percentage rents). Percentage rents are recognized in the period in which revenue thresholds are met. Rental payments received prior to their recognition as income are classified as deferred revenue. We may also receive additional rent (contingent rent) under some leases when the U.S. Department of Labor consumer price index exceeds the annual minimum percentage increase in the lease. Contingent rents are recorded as billed rent revenue in the period earned.

In instances where we have a profits interest in our tenant's operations, we record revenue equal to our percentage interest of the tenant's profits, as defined in the lease or tenant's operating agreements, once annual thresholds, if any, are met.

We begin recording base rent income from our development projects when the lessee takes physical possession of the facility, which may be different from the stated start date of the lease. Also, during construction of our development projects, we are generally entitled to accrue rent based on the cost paid during the construction period (construction period rent). We accrue construction period rent as a receivable and deferred revenue during the construction period. When the lessee takes physical possession of the facility, we begin recognizing the accrued construction period rent on the straight-line method over the remaining term of the lease.

We receive interest income from our tenants/borrowers on mortgage loans, working capital loans, and other long-term loans. Interest income from these loans is recognized as earned based upon the principal outstanding and terms of the loans.

Commitment fees received from development and leasing services for lessees are initially recorded as deferred revenue and recognized as income over the initial term of an operating lease to produce a constant effective yield on the lease (interest method). Commitment and origination fees from lending services are recorded as deferred revenue and recognized as income over the life of the loan using the interest method.

Acquired Real Estate Purchase Price Allocation

Acquired Real Estate Purchase Price Allocation: We allocate the purchase price of acquired properties to net tangible and identified intangible assets acquired based on their fair values. In making estimates of fair values for purposes of allocating purchase prices of acquired real estate, we utilize a number of sources, from time to time, including independent appraisals that may be obtained in connection with the acquisition or financing of the respective property and other market data. We also consider information obtained about each property as a result of our pre-acquisition due diligence, marketing and leasing activities in estimating the fair value of the tangible and intangible assets acquired.

We record above-market and below-market in-place lease values, if any, for our facilities, which are based on the present value (using an interest rate which reflects the risks associated with the leases acquired) of the difference between (i) the contractual amounts to be paid pursuant to the in-place leases and (ii) management's estimate of fair market lease rates for the corresponding in-place leases, measured over a period equal to the remaining non-cancelable term of the lease. We amortize any resulting capitalized above-market lease values as a reduction of rental income over the remaining non-cancelable terms of the respective leases. We amortize any resulting capitalized below-market lease values as an increase to rental income over the initial term and any fixed-rate renewal periods in the respective leases.

We measure the aggregate value of other lease intangible assets acquired based on the difference between (i) the property valued with new or in-place leases adjusted to market rental rates and (ii) the property valued as if vacant. Management's estimates of value are made using methods similar to those used by independent appraisers (e.g., discounted cash flow analysis). Factors considered by management in our analysis include an estimate of carrying costs during hypothetical expected lease-up periods considering current market conditions, and costs to execute similar leases. We also consider information obtained about each targeted facility as a result of our pre-acquisition due diligence, marketing, and leasing activities in estimating the fair value of the tangible and intangible assets acquired. In estimating carrying costs, management includes real estate taxes, insurance and other operating expenses and estimates of lost rentals at market rates during the expected lease-up periods, which we expect to be about six months. depending on specific local market conditions. Management also estimates costs to execute similar leases including leasing commissions, legal costs, and other related expenses to the extent that such costs are not already incurred in connection with a new lease origination as part of the transaction.

Other intangible assets acquired, may include customer relationship intangible values which are based on management's evaluation of the specific characteristics of each prospective tenant's lease and our overall relationship with that tenant. Characteristics to be considered by management in allocating these values include the nature and extent of our existing business relationships with the tenant, growth prospects for developing new business with the tenant, the tenant's credit quality and expectations of lease renewals, including those existing under the terms of the lease agreement, among other factors.

We amortize the value of in-place leases, if any, to expense over the initial term of the respective leases. The value of customer relationship intangibles is amortized to expense over the initial term and any renewal periods in the respective leases, but in no event will the amortization period for intangible assets exceed the remaining depreciable life of the building. If a lease is terminated, the unamortized portion of the in-place lease value and customer relationship intangibles are charged to expense.

Real Estate And Depreciation

Real Estate and Depreciation: Real estate, consisting of land, buildings and improvements, are recorded at cost. Although typically paid by our tenants, any expenditures for ordinary maintenance and repairs that we pay are expensed to operations as incurred. Significant renovations and improvements which improve and/or extend the useful life of the asset are capitalized and depreciated over their estimated useful lives. We record impairment losses on long-lived assets used in operations when events and circumstances indicate that the assets might be impaired and the undiscounted cash flows estimated to be generated by those assets, including an estimated liquidation amount, during the expected holding periods are less than the carrying amounts of those assets. Impairment losses are measured as the difference between carrying value and fair value of assets. For assets held for sale, we cease recording depreciation expense and adjust the assets' value to the lower of its carrying value or fair value, less cost of disposal. Fair value is based on estimated cash flows discounted at a risk-adjusted rate of interest. We classify real estate assets as held for sale when we have commenced an active program to sell the assets, and in the opinion of management, it is probable the asset will be sold within the next 12 months. We record the results of operations from material property sales or planned sales (which include real property, loans and any receivables) as discontinued operations in the consolidated statements of income for all periods presented if we do not have any continuing involvement with the property subsequent to its sale. Results of discontinued operations include interest expense from debt which specifically collateralizes the property sold or held for sale.

Construction in progress includes the cost of land, the cost of construction of buildings, improvements and fixed equipment, and costs for design and engineering. Other costs, such as interest, legal, property taxes and corporate project supervision, which can be directly associated with the project during construction, are also included in construction in progress.

Depreciation is calculated on the straight-line method over the weighted average useful lives of the related real estate and other assets, as follows:

Buildings and improvements	37.8 years
Tenant lease intangibles	14.3 years
Tenant improvements	5.4 years
Furniture, equipment and other	9.5 years

Losses From Rent Receivables
Losses from Rent Receivables: We continuously monitor the performance of our existing tenants including, but not limited to,: admission levels and surgery/procedure volumes by type; current operating margins; ratio of our tenant's operating margins both to facility rent and to facility rent plus other fixed costs; trends in revenue and patient mix; and the effect of evolving healthcare regulations on tenant's profitability and liquidity. We utilize this information along with the tenant's payment and default history in evaluating (on a property-by-property basis) whether or not a provision for losses on outstanding rent receivables is needed. A provision for losses on rent receivables (including straight-line rent receivables) is ultimately recorded when it becomes probable that the receivable will not be collected in full. The provision is an amount which reduces the receivable to its estimated net realizable value based on a determination of the eventual amounts to be collected either from the debtor or from the collateral, if any.

Loans

Loans: Loans consist of mortgage loans, working capital loans and other long-term loans. Mortgage loans are collateralized by interests in real property. Working capital and other long-term loans are generally collateralized by interests in receivables and corporate and individual guarantees. We record loans at cost. We evaluate the collectability of both interest and principal on a loan-by-loan basis (using the same process as we do for assessing the collectability of rents) to determine whether they are impaired. A loan is considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to the existing contractual terms. When a loan is considered to be impaired, the amount of the allowance is calculated by comparing the recorded investment to either the value determined by discounting the expected future cash flows using the loan's effective interest rate or to the fair value of the collateral if the loan is collateral dependent. When a loan is deemed to be impaired, we generally place the loan on non-accrual status and record interest income only upon receipt of cash.

Earnings Per Share

Earnings Per Share/Unit: Basic earnings per common share/unit is computed by dividing net income applicable to common shares/units by the weighted number of shares of common stock/units outstanding during the period. Diluted earnings per common share/unit is calculated by including the effect of dilutive securities.

Certain of our unvested restricted and performance stock/unit awards contain non-forfeitable rights to dividends, and accordingly, these awards are deemed to be participating securities. These participating securities are included in the earnings allocation in computing both basic and diluted earnings per common share.

Income Taxes

Income Taxes: We conduct our business as a real estate investment trust ("REIT") under Sections 856 through 860 of the Internal Revenue Code. To qualify as a REIT, we must meet certain organizational and operational requirements, including a requirement to distribute to stockholders at least 90% of our ordinary taxable income. As a REIT, we generally are not subject to federal income tax on taxable income that we distribute to our stockholders. If we fail to qualify as a REIT in any taxable year, we will then be subject to federal income taxes on our taxable income at regular corporate rates and will not be permitted to qualify for treatment as a REIT for federal income tax purposes for four years following the year during which qualification is lost, unless the Internal Revenue Service grants us relief under certain statutory provisions. Such an event could materially adversely affect our net income and net cash available for distribution to stockholders. However, we intend to operate in such a manner so that we will remain qualified as a REIT for federal income tax purposes.

Our financial statements include the operations of two taxable REIT subsidiaries, MPT Development Services, Inc. ("MDS") and MPT Covington TRS, Inc. (CVT") that are not entitled to a dividends paid deduction and are subject to federal, state and local income taxes. MDS and CVT are authorized to provide property development, leasing and management services for third-party owned properties and make loans to lessees and operators.

Stock-Based Compensation

Stock-Based Compensation: We currently sponsor the Second Amended and Restated Medical Properties Trust, Inc. 2004 Equity Incentive Plan (the "Equity Incentive Plan") that was established in 2004. Awards of restricted stock, stock options and other equity-based awards with service conditions are amortized to compensation expense over the vesting periods which generally range from three to seven years, using the straight-line method. Awards of deferred stock units vest when granted and are charged to expense at the date of grant. Awards that contain market conditions are amortized to compensation expense over the derived vesting periods, which correspond to the periods over which we estimate the awards will be earned, which generally range from three to seven years, using the straight-line method. Awards with performance conditions are amortized using the straight-line method over the service period in which the performance conditions are measured, adjusted for the probability of achieving the performance conditions.For each share of common stock issued by Medical Properties Trust, Inc. pursuant to its equity compensation plans, the Operating Partnership issues a corresponding number of operating partnership units.

Deferred Costs

Deferred Costs: Costs incurred prior to the completion of offerings of stock or other capital instruments (along with their corresponding units in the Operating Partnership) that directly relate to the offering are deferred and netted against proceeds received from the offering. External costs incurred in connection with anticipated financings and refinancing of debt are generally capitalized as deferred financing costs in other assets and amortized over the lives of the related loans as an addition to interest expense. For debt with defined principal re-payment terms, the deferred costs are amortized to produce a constant effective yield on the loan (interest method). For debt without defined principal repayment terms, such as revolving credit agreements, the deferred costs are amortized on the straight-line method over the term of the debt. Leasing commissions and other leasing costs directly attributable to tenant leases are capitalized as deferred leasing costs and amortized on the straight-line method over the terms of the related lease agreements. Costs identifiable with loans made to borrowers are recognized as a reduction in interest income over the life of the loan.

Derivative Financial Investments And Hedging Activities

Derivative Financial Investments and Hedging Activities. During our normal course of business, we may use certain types of derivative instruments for the purpose of managing interest rate risk. We record our derivative and hedging instruments at fair value on the balance sheet. Changes in the estimated fair value of derivative instruments that are not designated as hedges or that do not meet the criteria for hedge accounting are recognized in earnings. For derivatives designated as cash flow hedges, the change in the estimated fair value of the effective portion of the derivative is recognized in accumulated other comprehensive income (loss), whereas the change in the estimated fair value of the ineffective portion is recognized in earnings. For derivates designated as fair value hedges, the change in the estimated fair value of the effective portion of the derivates offsets the change in the estimated fair value of the hedged item, whereas the change in the estimated fair value of the ineffective portion is recognized in earnings.

To qualify for hedge accounting, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking the hedge prior to entering into a derivative transaction. This process includes specific identification of the hedging instrument and the hedge transaction, the nature of the risk being hedged and how the hedging instrument's effectiveness in hedging the exposure to the hedged transaction's variability in cash flows attributable to the hedged risk will be assessed. Both at the inception of the hedge and on an ongoing basis, we assess whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flows or fair values of hedged items. In addition, for cash flow hedges, we assess whether the underlying forecasted transaction will occur. We discontinue hedge accounting if a derivative is not determined to be highly effective as a hedge or that is probable that the underlying forecasted transaction will not occur.

Fair Value Measurement

Fair Value Measurement

We measure and disclose the estimated fair value of financial assets and liabilities utilizing a hierarchy of valuation techniques based on whether the inputs to a fair value measurement are considered to be observable or unobservable in a marketplace. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. This hierarchy requires the use of observable market data when available. These inputs have created the following fair value hierarchy:

•	Level 1 — quoted prices for identical instruments in active markets;

•

Level 2 — quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

•	Level 3 — fair value measurements derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

We measure fair value using a set of standardized procedures that are outlined herein for all assets and liabilities which are required to be measured at their estimated fair value on either a recurring or non-recurring basis. When available, we utilize quoted market prices from an independent third party source to determine fair value and classifies such items in Level 1. In some instances where a market price is available, but the instrument is in an inactive or over-the-counter market, we consistently apply the dealer (market maker) pricing estimate and classify the asset or liability in Level 2.

If quoted market prices or inputs are not available, fair value measurements are based upon valuation models that utilize current market or independently sourced market inputs, such as interest rates, option volatilities, credit spreads, market capitalization rates, etc. Items valued using such internally-generated valuation techniques are classified according to the lowest level input that is significant to the fair value measurement. As a result, the asset or liability could be classified in either Level 2 or 3 even though there may be some significant inputs that are readily observable. Internal fair value models and techniques used by us include discounted cash flow and Black Scholes valuation models. We also consider our counterparty's and own credit risk on derivatives and other liabilities measured at their estimated fair value.

Reclassifications

Reclassifications: Certain reclassifications have been made to the consolidated financial statements to conform to the 2010 consolidated financial statement presentation. Assets sold or held for sale have been reclassified on the consolidated balance sheets and related operating results have been reclassified from continuing operations to discontinued operations (see Note 11).

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Summary Of Significant Accounting Policies [Abstract]
Useful Lives Of Related Real Estate And Other Assets

Buildings and improvements	37.8 years
Tenant lease intangibles	14.3 years
Tenant improvements	5.4 years
Furniture, equipment and other	9.5 years

Real Estate And Loans Receivable (Tables)	12 Months Ended
Dec. 31, 2010
Real Estate And Lending Activities [Line Items]
Pro Forma Consolidated Financial Data

	2010	2009
	(Amounts in thousands
	except per share/ unit amounts)
Total revenues	$130,470	$129,454
Net income	18,026	37,884
Net income per share/unit diluted	$0.17	$0.47

Summary Of Amortization Expense From Lease Intangible Assets

For the Year Ended December 31:
2011	$2,957
2012	2,592
2013	2,559
2014	2,494
2015	2,305

Summary Of Minimum Rental Payments

2011	$2,128
2012	2,135
2013	2,021
2014	1,657
2015	1,657
Thereafter	38,971

$48,569

Summary Of Loans

	As of December 31, 2010		As of December 31, 2009
	Balance	Weighted Average Interest Rate	Balance	Weighted Average Interest Rate
Mortgage loans	$165,000	10.0%	$200,164	9.9%
Other loans	50,985	10.8%	110,842	10.6%

	$215,985		$311,006

Minimum Rental Payments [Member]
Real Estate And Lending Activities [Line Items]
Summary Of Minimum Rental Payments

2011	$93,799
2012	90,443
2013	90,980
2014	89,291
2015	86,392
Thereafter	653,621

$1,104,526

Debt (Tables)	12 Months Ended
Dec. 31, 2010
Debt [Abstract]
Principal Payments Due For Debt

2011	$25,608
2012	1,500
2013	83,500
2014	1,500
2015	1,500
Thereafter	260,250

Total	$373,858

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Schedule Of Per Share Distributions To Stockholders

	For the Years Ended December 31,
	2010	2009	2008
Common share distribution	$0.800000	$0.800000	$1.080000
Ordinary income	0.388128	0.471792	0.677940
Capital gains(1)	0.027724	0.003708	0.145400
Unrecaptured Sec. 1250 gain	0.022784	0.003708	0.138168
Return of capital	0.384148	0.324500	0.256660
Allocable to next year	—	—	—

(1)	Capital gains include unrecaptured Sec. 1250 gains.

Earnings Per Share/Unit (Tables)	12 Months Ended
Dec. 31, 2010
Calculation Of Earnings Per Share

	For the Years Ended December 31,
	2010	2009	2008
Numerator:
Income from continuing operations	$13,228	$33,670	$18,590
Non-controlling interests' share in continuing operations	(99)	(36)	(29)
Participating securities' share in earnings	(1,254)	(1,506)	(1,745)

Income from continuing operations, less participating securities' share in earnings	11,875	32,128	16,816
Income from discontinued operations	9,784	2,697	14,143
Non-controlling interests' share in discontinued operations	—	(1)	(4)

Income from discontinued operations attributable to MPT common stockholders	9,784	2,696	14,139

Net income, less participating securities' share in earnings	$21,659	$34,824	$30,955

Denominator:
Basic weighted-average common shares	100,706	78,117	62,027
Dilutive stock options	2	—	8

Diluted weighted-average common shares	100,708	78,117	62,035

MPT Operating Partnership, L.P. [Member]
Calculation Of Earnings Per Share

	For the Years Ended December 31,
	2010	2009	2008
Numerator:
Income from continuing operations	$13,303	$33,733	$18,590
Non-controlling interests' share in continuing operations	(99)	(36)	(29)
Participating securities' share in earnings	(1,254)	(1,506)	(1,745)

Income from continuing operations, less participating securities' share in earnings	11,950	32,191	16,816

	For the Years Ended December 31,
	2010	2009	2008
Income from discontinued operations	9,784	2,697	14,143
Non-controlling interests' share in discontinued operations	—	(1)	(4)

Income from discontinued operations attributable to MPT Operating Partnership partners	9,784	2,696	14,139

Net income, less participating securities' share in earnings	$21,734	$34,887	$30,955

Denominator:
Basic weighted-average units	100,706	78,117	62,027
Dilutive options	2	—	8

Diluted weighted-average units	100,708	78,117	62,035

Stock Awards (Tables)	12 Months Ended
Dec. 31, 2010
Stock Awards [Abstract]
Restricted Equity Awards Activity

For the Year Ended December 31, 2010:

	Vesting Based on Service		Vesting Based on Market/Performance Conditions
	Shares	Weighted Average Value at Award Date	Shares	Weighted Average Value at Award Date
Nonvested awards at beginning of the year	962,350	$10.22	1,301,088	$6.90
Awarded	277,680	$10.39	182,600	$9.25
Vested	(454,323)	$9.97	(175,279)	$10.64
Forfeited	(2,402)	$8.66	(480,000)	$3.31

Nonvested awards at end of year	783,305	$10.43	828,409	$8.70

For the Year Ended December 31, 2009:

	Vesting Based on Service		Vesting Based on Market/Performance Conditions
	Shares	Weighted Average Value at Award Date	Shares	Weighted Average Value at Award Date
Nonvested awards at beginning of the year	828,106	$12.24	1,380,375	$7.15
Awarded	441,134	$6.30	—	—
Vested	(299,167)	$10.08	(79,287)	$11.29
Forfeited	(7,723)	$8.16	—	—

Nonvested awards at end of year	962,350	$10.22	1,301,088	$6.90

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2010
Commitments And Contingencies [Abstract]
Summary Of Minimum Rental Payments

2011	$2,128
2012	2,135
2013	2,021
2014	1,657
2015	1,657
Thereafter	38,971

$48,569

Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Of Financial Instruments [Abstract]
Summary Of Fair Value Information Of Financial Instruments

	December 31, 2010		December 31, 2009
Asset (Liability)	Book Value	Fair Value	Book Value	Fair Value
Interest and rent receivables	$26,176	$20,265	$19,845	$16,712
Loans	215,985	209,126	311,006	299,123
Debt, net	(369,970)	(359,910)	(576,678)	(547,242)

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2010
Discontinued Operations [Abstract]
Schedule Of Discontinued Operations

	For the Years Ended December 31,
	2010	2009	2008
Revenues	$3,838	$3,269	$12,970
Gain on sale	9,072	278	9,305
Income from discontinued operations	9,784	2,697	14,143
Income from discontinued operations — diluted per share/units	$0.10	$0.04	$0.23

Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2010
Summary Of The Unaudited Quarterly Financial Information

	For the Three Month Periods in 2010 Ended
	March 31	June 30	September 30	December 31
Revenues	$30,858	$30,593	$28,644	$31,752
Income (loss) from continuing operations	(3,424)	(236)	8,654	8,309
Income from discontinued operations	625	6,537	301	2,321
Net income (loss)	(2,799)	6,301	8,955	10,630
Net income (loss) attributable to MPT Operating Partnership partners	(2,807)	6,292	8,910	10,593
Net income (loss) attributable to MPT Operating Partnership partners per unit — basic	$(0.04)	$0.06	$0.08	$0.09
Weighted average units outstanding — basic	79,176	103,498	110,046	110,103
Net income (loss) attributable to MPT
Operating Partnership partners per unit — diluted	$(0.04)	$0.06	$0.08	$0.09
Weighted average units outstanding — diluted	79,176	103,498	110,046	110,108

	For the Three Month Periods in 2009 Ended
	March 31	June 30	September 30	December 31
Revenues	$29,460	$28,640	$30,639	$30,069
Income from continuing operations	8,270	6,608	9,525	9,330
Income (loss) from discontinued operations	2,511	1,251	859	(1,924)
Net income	10,781	7,859	10,384	7,406
Net income attributable to MPT Operating Partnership partners	10,773	7,846	10,374	7,399
Net income attributable to MPT Operating Partnership partners per unit — basic	$0.14	$0.09	$0.13	$0.09
Weighted average units outstanding — basic	76,432	78,616	78,655	78,755
Net income attributable to MPT Operating Partnership partners per unit — diluted	$0.14	$0.09	$0.13	$0.09
Weighted average units outstanding — diluted	76,432	78,616	78,655	78,755

Parent [Member]
Summary Of The Unaudited Quarterly Financial Information

	For the Three Month Periods in 2010 Ended
	March 31	June 30	September 30	December 31
Revenues	$30,858	$30,593	$28,644	$31,752
Income (loss) from continuing operations	(3,439)	(305)	8,663	8,309
Income from discontinued operations	625	6,537	301	2,321
Net income (loss)	(2,814)	6,232	8,964	10,630
Net income (loss) attributable to MPT common stockholders	(2,822)	6,223	8,919	10,593
Net income (loss) attributable to MPT common stockholders per share — basic	$(0.04)	$0.06	$0.08	$0.09
Weighted average shares outstanding — basic	79,176	103,498	110,046	110,103
Net income (loss) attributable to MPT common stockholders per share — diluted	$(0.04)	$0.06	$0.08	$0.09
Weighted average shares outstanding — diluted	79,176	103,498	110,046	110,108

	For the Three Month Periods in 2009 Ended
	March 31	June 30	September 30	December 31
Revenues	$29,460	$28,640	$30,639	$30,069
Income from continuing operations	8,207	6,608	9,525	9,330
Income (loss) from discontinued operations	2,511	1,251	859	(1,924)
Net income	10,718	7,859	10,384	7,406
Net income attributable to MPT common stockholders	10,710	7,846	10,374	7,399
Net income attributable to MPT common stockholders per share — basic	$0.14	$0.09	$0.13	$0.09
Weighted average shares outstanding — basic	76,432	78,616	78,655	78,755
Net income attributable to MPT common stockholders per share — diluted	$0.14	$0.09	$0.13	$0.09
Weighted average shares outstanding — diluted	76,432	78,616	78,655	78,755

Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2010
Condensed Consolidating Financial Information [Abstract]
Consolidated Balance Sheet

Condensed Consolidated Balance Sheet

December 31, 2010

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Assets
Real estate assets
Land, buildings and improvements and intangible lease assets	$—	$297	$903,630	$128,442	$—	$1,032,369
Mortgage loans	—	—	165,000	—	—	165,000

Gross investment in real estate assets	—	297	1,068,630	128,442	—	1,197,369
Accumulated depreciation and amortization	—	—	(65,767)	(10,327)	—	(76,094)

Net investment in real estate assets	—	297	1,002,863	118,115	—	1,121,275
Cash & cash equivalents	—	96,822	—	1,586	—	98,408
Interest and rent receivable	—	157	20,727	5,292	—	26,176
Straight-line rent receivable	—	—	21,180	7,732	—	28,912
Other loans	—	178	—	50,807	—	50,985
Net intercompany receivable (payable)	21,944	774,771	(767,395)	(29,320)	—	—
Investment in subsidiaries	899,949	390,232	42,970	—	(1,333,151)	—
Other assets	—	10,289	1,215	11,554	—	23,058

Total Assets	$921,893	$1,272,746	$321,560	$165,766	$(1,333,151)	$1,348,814

Liabilities and Equity
Liabilities Debt, net	$—	$361,537	$—	$8,433	$—	$369,970
Accounts payable and accrued expenses	22,317	10,824	2,430	403	—	35,974
Deferred revenue	—	436	17,826	4,875	—	23,137
Lease deposits and other obligations to tenants	—	—	18,539	1,618	—	20,157

Total liabilities	22,317	372,797	38,795	15,329	—	449,238
Total Medical Properties Trust Inc. stockholder's equity	899,462	899,835	282,765	150,437	(1,333,037)	899,462

Non-controlling interests	114	114	—	—	(114)	114

Total equity	899,576	899,949	282,765	150,437	(1,333,151)	899,576

Total Liabilities and Equity	$921,893	$1,272,746	$321,560	$165,766	$(1,333,151)	$1,348,814

Condensed Consolidated Balance Sheet

December 31, 2009

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Assets
Real estate assets
Land, buildings and improvements and intangible lease assets	$—	$2	$760,711	$215,558	$—	$976,271
Mortgage loans	—	—	160,000	40,164	—	200,164

Gross investment in real estate assets	—	2	920,711	255,722	—	1,176,435
Accumulated depreciation and amortization	—	—	(45,918)	(7,180)	—	(53,098)

Net investment in real estate assets	—	2	874,793	248,542	—	1,123,337
Cash & cash equivalents	—	14,813	—	494	—	15,307
Interest and rent receivable	—	185	15,512	4,148	—	19,845
Straight-line rent receivable	—	—	20,859	6,680	—	27,539
Other loans	—	178	1,000	109,664	—	110,842
Net intercompany receivable (payable)	15,740	872,702	(718,409)	(170,033)	—	—
Investment in subsidiaries	671,872	313,877	44,908	—	(1,030,657)	—
Other assets	—	6,986	1,315	4,727	—	13,028

Total Assets	$687,612	$1,208,743	$239,978	$204,222	$(1,030,657)	$1,309,898

Liabilities and Equity
Liabilities
Debt, net	$—	$526,800	$—	$49,878	$—	$576,678
Accounts payable and accrued expenses	16,037	9,596	3,044	570	—	29,247
Deferred revenue	—	475	9,623	5,252	—	15,350
Lease deposits and other obligations to tenants	—	—	14,880	2,168	—	17,048

Total liabilities	16,037	536,871	27,547	57,868	—	638,323
Total Medical Properties Trust Inc. stockholder's equity	671,445	671,742	212,431	146,354	(1,030,527)	671,445

Non-controlling interests	130	130	—	—	(130)	130

Total equity	671,575	671,872	212,431	146,354	(1,030,657)	671,575

Total Liabilities and Equity	$687,612	$1,208,743	$239,978	$204,222	$(1,030,657)	$1,309,898

Consolidated Statements Of Income

Condensed Consolidated Statements of Income

For the Year Ended December 31, 2010

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Revenues
Rent billed	$—	$—	$79,388	$14,427	$(1,030)	$92,785
Straight-line rent	—	—	186	1,888	—	2,074
Interest and fee income	—	6,964	16,772	10,766	(7,514)	26,988

Total revenues	—	6,964	96,346	27,081	(8,544)	121,847
Expenses
Real estate depreciation and amortization	—	—	21,339	3,147	—	24,486
Impairment charge	—	—	—	12,000	—	12,000
Property-related	—	(4)	4,376	1,065	(1,030)	4,407
General and administrative	75	27,867	—	593	—	28,535

Total operating expenses	75	27,863	25,715	16,805	(1,030)	69,428

Operating income	(75)	(20,899)	70,631	10,276	(7,514)	52,419
Other income (expense)
Interest income and other	—	(13)	1,493	38	—	1,518
Debt refinancing costs	—	(6,716)	—	—	—	(6,716)
Interest expense	—	(33,623)	26	(7,910)	7,514	(33,993)

Net other expense	—	(40,352)	1,519	(7,872)	7,514	(39,191)

Income (loss) from continuing operations	(75)	(61,251)	72,150	2,404	—	13,228
Income (loss) from discontinued operations	—	—	122	9,662	—	9,784

Equity in earnings of consolidated subsidiaries net of income taxes	23,087	84,338	4,273	—	(111,698)	—

Net income	23,012	23,087	76,545	12,066	(111,698)	23,012
Net income attributable to non-controlling interests	(99)	(99)	—	—	99	(99)

Net income attributable to MPT common stockholders	$22,913	$22,988	$76,545	$12,066	$(111,599)	$22,913

Condensed Consolidated Statements of Income

For the Year Ended December 31, 2009

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Revenues
Rent billed	$—	$—	$69,327	$12,538	$—	$81,865
Straight-line rent	—	—	6,244	1,977	—	8,221
Interest and fee income	—	10,010	14,400	14,732	(10,419)	28,723

Total revenues	—	10,010	89,971	29,247	(10,419)	118,809
Expenses
Real estate depreciation and amortization	—	—	19,571	3,057	—	22,628
Impairment charge	—	—	—	—	—	—
Property-related	—	(20)	3,780	42	—	3,802
General and administrative	63	20,631	—	402	—	21,096

Total operating expenses	63	20,611	23,351	3,501	—	47,526

Operating income	(63)	(10,601)	66,620	25,746	(10,419)	71,283
Other income (expense)
Interest income and other	—	51	—	(8)	—	43
Debt refinancing costs	—	—	—	—	—	—
Interest expense	—	(36,761)	(4)	(11,310)	10,419	(37,656)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Net other income (expense)	—	(36,710)	(4)	(11,318)	10,419	(37,613)

Income (loss) from continuing operations	(63)	(47,311)	66,616	14,428	—	33,670
Income (loss) from discontinued operations	—	—	(1,254)	3,951	—	2,697

Equity in earnings of consolidated subsidiaries net of income taxes	36,430	83,741	3,918	—	(124,089)	—

Net income	36,367	36,430	69,280	18,379	(124,089)	36,367
Net income attributable to non-controlling interests	(37)	(37)	—	—	37	(37)

Net income attributable to MPT common stockholders	$36,330	$36,393	$69,280	$18,379	$(124,052)	$36,330

Condensed Consolidated Statements of Income

For the Year Ended December 31, 2008

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Revenues
Rent billed	$—	$—	$63,399	$10,747	$—	$74,146
Straight-line rent	—	(543)	2,323	1,962	—	3,742
Interest and fee income	—	8,627	15,879	12,387	(7,711)	29,182

Total revenues	—	8,084	81,601	25,096	(7,711)	107,070
Expenses
Real estate depreciation and amortization	—	—	19,741	2,644	—	22,385
Impairment charge	—	—	—	—	—	—
Property-related	—	69	4,183	(10)	—	4,242
General and administrative	—	19,357	8	150	—	19,515

Total operating expenses	—	19,426	23,932	2,784	—	46,142

Operating income	—	(11,342)	57,669	22,312	(7,711)	60,928
Other income (expense)
Interest income and other	—	85	2	(1)	—	86
Debt refinancing costs	—	—	—	—	—	—
Interest expense	—	(40,671)	(167)	(9,297)	7,711	(42,424)

Net other expense	—	(40,586)	(165)	(9,298)	7,711	(42,338)

Income (loss) from continuing operations	—	(51,928)	57,504	13,014	—	18,590
Income (loss) from discontinued operations	—	—	(437)	14,580	—	14,143

Equity in earnings of consolidated subsidiaries net of income taxes	32,733	84,661	2,861	—	(120,255)	—

Net income	32,733	32,733	59,928	27,594	(120,255)	32,733
Net income attributable to non-controlling interests	(33)	(33)	—	—	33	(33)

Net income attributable to MPT common stockholders	$32,700	$32,700	$59,928	$27,594	$(120,222)	$32,700

Condensed Consolidated Statements Of Cash Flows

Condensed Consolidated Statements of Cash Flows

For the Year Ended December 31, 2010

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating Activities
Net cash provided by (used in) operating activities	$(29)	$(54,909)	$95,203	$20,372	$—	$60,637
Investing Activities
Real estate acquired	—	—	(137,808)	—	—	(137,808)
Principal received on loans receivable	—	—	—	90,486	—	90,486
Proceeds from sales of real estate	—	—	2,669	95,000	—	97,669
Investments in and advances to subsidiaries	(211,181)	99,564	48,986	(148,579)	211,210	—
Investments in loans receivable and other investments	—	—	(5,000)	(6,637)	—	(11,637)
Construction in progress and other	—	(108)	(8,267)	(7,554)	—	(15,929)

Net cash provided by (used in) investing activities	(211,181)	99,456	(99,420)	22,716	211,210	22,781
Financing Activities
Revolving credit facilities, net	—	(96,000)	—	(41,200)	—	(137,200)
Proceeds from term debt, net of discount	—	148,500	—	—	—	148,500
Payments of term debt	—	(216,520)	—	(245)	—	(216,765)
Distributions paid	(76,856)	(77,087)	—	—	76,856	(77,087)
Proceeds from sale of common shares/units, net of offering costs	288,066	288,066	—	—	(288,066)	288,066
Lease deposits and other obligations to tenants	—	—	4,217	(550)	—	3,667
Debt issuance costs paid and other financing activities	—	(9,498)	—	—	—	(9,498)

Net cash provided by (used in) financing activities	211,210	37,461	4,217	(41,995)	(211,210)	(317)

Increase in cash and cash equivalents for period	—	82,008	—	1,093	—	83,101
Cash and cash equivalents at beginning of period	—	14,814	—	493	—	15,307

Cash and cash equivalents at end of period	$—	$96,822	$—	$1,586	$—	$98,408

Condensed Consolidated Statements of Cash Flows

For the Year Ended December 31, 2009

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating Activities
Net cash provided by (used in) operating activities	$(268)	$(35,554)	$76,583	$21,990	$—	$62,751

Investing Activities
Real estate acquired	—	—	(421)	—	—	(421)
Principal received on loans receivable	—	—	—	4,305	—	4,305
Proceeds from sales of real estate	—	—	—	15,000	—	15,000
Investments in and advances to subsidiaries	(6,699)	89,642	(60,656)	(28,871)	6,584	—
Investments in loans receivable and other investments	—	—	(15,000)	(8,243)	—	(23,243)
Construction in progress and other	—	—	(3,067)	(4,710)	—	(7,777)

Net cash provided by (used in) investing activities	(6,699)	89,642	(79,144)	(22,519)	6,584	(12,136)

Financing Activities
Revolving credit facilities, net	—	(55,000)	—	(800)	—	(55,800)
Proceeds from term debt, net of discount	—	—	—	—	—	—
Payments of term debt	—	(960)	—	(272)		(1,232)
Distributions paid	(61,419)	(61,649)	—	—	61,419	(61,649)
Proceeds from sale of common shares/units, net of offering costs	68,003	68,003	—	—	(68,003)	68,003
Lease deposits and other obligations to tenants	—	—	2,561	829	—	3,390
Debt issuance costs paid and other financing activities	378	(149)	—	3	—	232

Net cash provided by (used in) financing activities	6,962	(49,755)	2,561	(240)	(6,584)	(47,056)

Increase in cash and cash equivalents for period	(5)	4,333	—	(769)	—	3,559
Cash and cash equivalents at beginning of period	5	10,481	—	1,262	—	11,748

Cash and cash equivalents at end of period	$—	$14,814	$—	$493	$—	$15,307

Condensed Consolidated Statements of Cash Flows

For the Year Ended December 31, 2008

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating Activities
Net cash provided by (used in) operating activities	$363	$(28,412)	$72,841	$25,125	$—	$69,917

Investing Activities
Real estate acquired	—	—	(354,392)	(76,318)	—	(430,710)
Principal received on loans receivable	—	—	45,000	26,941	—	71,941
Proceeds from sales of real estate	—	—	—	89,959	—	89,959
Investments in and advances to subsidiaries	(63,549)	(251,773)	282,544	(30,765)	63,543	—
Investments in loans receivable and other investments	—	—	(45,000)	(50,567)	—	(95,567)
Construction in progress and other	—	(605)	(3,179)	(502)	—	(4,286)

Net cash provided by (used in) investing activities	(63,549)	(252,378)	(75,027)	(41,252)	63,543	(368,663)

Financing Activities
Revolving credit facilities, net	—	31,014	—	7,000	—	38,014
Proceeds from term debt, net of discount	—	110,093	—	8,908	—	119,001
Payments of term debt	—	(810)	—	(50)	—	(860)
Distributions paid	(64,788)	(65,098)	—	—	64,788	(65,098)
Proceeds from sale of common shares/units, net of offering costs	128,331	128,331	—	—	(128,331)	128,331
Lease deposits and other obligations to tenants	—	—	2,186	777	—	2,963
Debt issuance costs paid and other financing activities	(378)	(5,674)	—	(20)	—	(6,072)

Net cash provided by financing activities	63,165	197,856	2,186	16,615	(63,543)	216,279

Increase in cash and cash equivalents for period	(21)	(82,934)	—	488	—	(82,467)
Cash and cash equivalents at beginning of period	26	93,415	—	774	—	94,215

Cash and cash equivalents at end of period	$5	$10,481	$—	$1,262	$—	$11,748

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2010 years months
Summary Of Significant Accounting Policies [Line Items]
Minimum percentage of equity method investment owned in order for company to eliminate all company balances and transactions	100.00%
Company must own less than this percentage of equity method investment owned in order to report equity as noncontrolling interest	$ 100
Expected lease-up periods for estimating lost rentals, in months	6
Percentage of ordinary taxable income to be distributed for real estate investment trust qualification	90.00%
Number of years of federal income tax at corporate rates on failure to qualify as REIT	4
Stock award vesting period in years, minimum	three
Stock award vesting period in years, maximum	seven
Vibra [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of investments in outstanding loans and other receivables	3.00%
Monroe Hospital [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of investments in outstanding loans and other receivables	2.00%
Other Smaller Tenants [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of investments in outstanding loans and other receivables	1.00%
Time-Based Awards [Member]
Summary Of Significant Accounting Policies [Line Items]
Stock award vesting period in years, minimum	three
Stock award vesting period in years, maximum	seven
Market Conditions Based Awards [Member]
Summary Of Significant Accounting Policies [Line Items]
Stock award vesting period in years, minimum	three
Stock award vesting period in years, maximum	seven

Real Estate And Loans Receivable (Narrative) (Details) (USD $)	12 Months Ended				3 Months Ended				12 Months Ended							12 Months Ended		9 Months Ended			3 Months Ended					3 Months Ended			1 Months Ended			3 Months Ended			1 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2010 Triumph Hospital Clear Lake [Member]	Dec. 31, 2010 Triumph Hospital Tomball [Member]	Jun. 30, 2010 Rehabilitation Hospitals [Member]	Dec. 31, 2008 Redding Hospital [Member]	Dec. 31, 2010 Centinela Hospital [Member]	Dec. 31, 2010 Prime Health Care Services [Member]	Dec. 31, 2009 Prime Health Care Services [Member]	Dec. 31, 2010 Vibra Health Care [Member]	Dec. 31, 2009 Vibra Health Care [Member]	Dec. 31, 2008 Vibra Health Care [Member]	Dec. 31, 2004 Vibra Health Care [Member]	Dec. 31, 2010 Affiliate Of Prime [Member]	Dec. 31, 2009 Affiliate Of Prime [Member]	Dec. 31, 2010 Business Acquisitions [Member]	Dec. 31, 2008 Business Acquisitions [Member]	Sep. 30, 2008 Business Acquisitions [Member]	Dec. 31, 2010 Business Acquisitions [Member] Triumph Hospital Clear Lake [Member]	Dec. 31, 2010 Business Acquisitions [Member] Triumph Hospital Tomball [Member]	Sep. 30, 2008 Business Acquisitions [Member] Acute Care Hospitals [Member]	Sep. 30, 2008 Business Acquisitions [Member] Long Term Acute Care Hospitals [Member]	May 31, 2008 Business Acquisitions [Member] Long Term Acute Care Hospitals [Member]	Jun. 30, 2010 Business Acquisitions [Member] Rehabilitation Hospitals [Member]	Sep. 30, 2008 Business Acquisitions [Member] Rehabilitation Hospitals [Member]	Sep. 30, 2008 Business Acquisitions [Member] Wellness Centers [Member]	Jun. 30, 2008 Business Acquisitions [Member] Southern California Hospital Campuses [Member]	Dec. 31, 2008 Business Acquisitions [Member] Southern California Hospital Campuses [Member]	Jul. 31, 2008 Business Acquisitions [Member] Southern California Hospital Campuses [Member]	Jun. 30, 2010 Business Disposals [Member] Acute Care Medical Center [Member]	Dec. 28, 2009 Business Disposals [Member] Acute Care Facility [Member]	Dec. 31, 2009 Business Disposals [Member] Acute Care Facility [Member]	Oct. 31, 2010 Business Disposals [Member] Sharpstown Facility [Member	Dec. 31, 2010 Business Disposals [Member] Montclair Hospital [Member]	May 07, 2008 Business Disposals [Member] Inpatient Rehabilitation Facilities [Member]	Jun. 30, 2008 Business Disposals [Member] Inpatient Rehabilitation Facilities [Member]	Dec. 31, 2010 Intangible Assets [Member]	Dec. 31, 2009 Intangible Assets [Member]	Dec. 31, 2008 Intangible Assets [Member]	Sep. 30, 2010 Leasing Operations [Member]	Apr. 30, 2009 Leasing Operations [Member]	Jun. 30, 2009 Leasing Operations [Member]	Dec. 31, 2010 Leasing Operations [Member]	Mar. 31, 2010 Leasing Operations [Member]	Jun. 30, 2009 Leasing Operations [Member] Bucks County Facility [Member]	Dec. 31, 2008 Leasing Operations [Member] Bucks County Facility [Member]	Dec. 31, 2010 Leasing Operations [Member] Bucks County Facility [Member]	Sep. 30, 2008 Leasing Operations [Member] General Acute Care Hospitals [Member]	Nov. 02, 2008 Leasing Operations [Member] Redding Hospital [Member]	Jun. 30, 2010 Leasing Operations [Member] Redding Hospital [Member]	Dec. 31, 2010 Leasing Operations [Member] Redding Hospital [Member]	Dec. 31, 2009 Leasing Operations [Member] Redding Hospital [Member]	Dec. 31, 2010 Leasing Operations [Member] Monroe Hospital [Member]	Dec. 31, 2010 Consummated Acquisitions [Member]
Real Estate And Lending Activities [Line Items]
Number of beds acquired																					110	75
Number of properties							3												2	20			6	3			5	6	3		1			1				3												2
Term of lease, years																										10				10																15	5
Number of lease renewals					2	2
Number of lease extension options in current lease contract																										2																				3	15
Term of lease extension, years																																														5	1
Purchase price of real estate	$ 137,808,000	$ 421,000	$ 430,710,000															$ 64,000,000		$ 357,200,000					$ 10,800,000	$ 74,000,000				$ 45,000,000	$ 15,000,000
Number of beds sold																																369
Selling price of real estate																																75,000,000		15,000,000	2,700,000	20,000,000		105,000,000
Gain on sale of real estate	10,566,000	278,000	9,305,000																													6,000,000	300,000		700,000	2,200,000	9,300,000
Early lease termination fees																																						7,000,000					1,100,000
Intangible lease assets	35,004,000	24,097,000																																					35,000,000	24,100,000
Intangible lease assets net of accumulated amortization																																							27,600,000	19,000,000
Amortization expense related to intangible lease assets																																							3,200,000	4,500,000	8,100,000
Accelerated amortization																																								500,000	4,500,000			500,000						4,500,000
Capitalized lease intangibles, weighted average life (in years)	14.3
Uncollectible rent and other receivables write-off in lease termination																																																4,700,000
Receivables guaranteed by former tenant's parent company																																																3,800,000
Income expected to be recognized from remaining lease period including previous values																																																					1,200,000	1,200,000
Impairment charges against real estate	3,694,000	1,111,000	14,037,000
Agreement to settle unpaid rent																																																	3,800,000
Unpaid rent																																																	1,400,000
Charge to earnings from unpaid rent																																																	2,400,000
Lease base, previous																																																			60,000,000
Lease base																																																			63,000,000
Lease advance																																																							28,000,000
Revenue contributed by the acquired entity																																													1,400,000
Total revenues	130,470,000	129,454,000																4,300,000
Revenues contributed by acquired entity	130,470,000	129,454,000																4,300,000
Income contributed by the acquired entity	18,026,000	37,884,000																3,400,000
Lease expiration date																					2025	2026				2033
Operating leases rent, interest and other charges outstanding																																																							11,500,000
Accrued operating leases rent, interest and other charges outstanding																																																							1,900,000
Existing mortgage loan	165,000,000	200,164,000	185,000,000	185,000,000				20,000,000							41,400,000
Mortgage loans expansion	(43,000,000)								2,800,000
Initial cash rent																																															2,000,000
Rate of increase in annual rent																																													2.00%		2.00%
Equity method investment, ownership percentage	99.90%
Loan with affiliates																													60,000,000									8,000,000
Acquisition related costs	2,000,000																																																							900,000
Advanced amount of working capital loan agreement																																																							1,300,000
Interest receivables																																																							5,400,000
Impairment of working capital loan recognized																																																							12,000,000
Valuation allowance for rent																																					9,500,000
Impairment of working capital loan estimation-cash balance considered for first priority secured interest																																																							4,000,000
Impairment of working capital loan estimation-membership interest of operator/lessee considered for first priority secured interest																																																							100.00%
Net investment, maximum exposure																																																							27,600,000
Impairment of working capital loan estimation-patient receivables considered for first priority secured interest																																																							4,000,000
Gain resulted in exchange of real estate property																																										1,300,000
Straight line rent receivables write-off																																										200,000								1,500,000					2,500,000
Additional rent received from lease agreement																																															1,000,000				12,000,000	12,000,000
Estimated future rent amount expected from lease agreement																																																			8,000,000
Commited mortgage loan	215,985,000	311,006,000															20,000,000
Mortgage loan advance	11,637,000	23,243,000	95,567,000														15,000,000
Expansion and renovation cost																35,000,000
Income recognized from lease inception through current period																																																					2,600,000
Income recognized from remaining lease period																																																					9,400,000
Percentage of entity revenue from affiliates			26.90%							32.70%	33.70%	14.50%	15.10%	17.40%
Interest receivables past due (in days)																																																							90
Repayment of loans and accrued interest from affiliates										40,000,000		19,600,000
Mortgage loans on real estate, new	$ 7,836,000	$ 15,164,000							$ 43,000,000

Real Estate And Loans Receivable (List Of Assets Purchased As Part Of Acquisitions) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Land [Member]	Dec. 31, 2009 Land [Member]	Dec. 31, 2008 Land [Member]	Dec. 31, 2010 Buildings [Member]	Dec. 31, 2008 Buildings [Member]	Dec. 31, 2010 Intangible Lease Assets [Member]	Dec. 31, 2008 Intangible Lease Assets [Member]
Real Estate Assets Purchased As Part Of Acquisitions [Line Items]
Significant acquisitions and disposals of acquisition				$ 8,227	$ 421	$ 45,293	$ 119,626	$ 373,472	$ 9,955	$ 11,945
Weighted-average useful life of acquired intangible assets (in years)									19.4	10.7
Total	$ 137,808	$ 421	$ 430,710

Real Estate And Loans Receivable (Pro Forma Consolidated Financial Data) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Real Estate And Loans Receivable [Abstract]
Total revenues	$ 130,470	$ 129,454
Net income	$ 18,026	$ 37,884
Net income per share/unit diluted	$ 0.17	$ 0.47

Real Estate And Loans Receivable (Summary Of Amortization Expense From Lease Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Real Estate And Loans Receivable [Abstract]
2011	$ 2,957
2012	2,592
2013	2,559
2014	2,494
2015	$ 2,305

Real Estate And Loans Receivable (Summary Of Minimum Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010
2011	$ 2,128
2012	2,135
2013	2,021
2014	1,657
2015	1,657
Thereafter	38,971
Minimum rental payments, Total	48,569
Minimum Rental Payments [Member]
2011	93,799
2012	90,443
2013	90,980
2014	89,291
2015	86,392
Thereafter	653,621
Minimum rental payments, Total	$ 1,104,526

Real Estate And Loans Receivable (Summary Of Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Balance	$ 215,985	$ 311,006
Mortgage Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Balance	165,000	200,164
Loans, Weighted Average Interest Rate	10.00%	9.90%
Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Balance	$ 50,985	$ 110,842
Loans, Weighted Average Interest Rate	10.80%	10.60%

Debt (Narrative) (Details) (USD $)	12 Months Ended									1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended	1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended								12 Months Ended				1 Months Ended				1 Months Ended			1 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jun. 30, 2010	Dec. 31, 2010 Parent [Member]	Dec. 31, 2009 Parent [Member]	Dec. 31, 2010 Interest Rate Contract [Member]	Dec. 31, 2010 Interest Rate Contract One [Member]	Dec. 31, 2010 Interest Rate Contract Two [Member]	May 31, 2010 Secured Credit Facility [Member]	Dec. 31, 2010 Revolving Credit Facilities [Member]	Dec. 31, 2009 Revolving Credit Facilities [Member]	Jun. 30, 2007 Collateralized Revolving Bank Credit Facility [Member]	Dec. 31, 2010 Collateralized Revolving Bank Credit Facility [Member]	Dec. 31, 2009 Collateralized Revolving Bank Credit Facility [Member]	Dec. 31, 2010 2006 Senior Unsecured Notes [Member]	Dec. 31, 2009 2006 Senior Unsecured Notes [Member]	Dec. 31, 2006 2006 Senior Unsecured Notes [Member]	Dec. 31, 2010 Senior Notes Issuance 1 [Member]	Dec. 31, 2010 Senior Notes Remaining Issuance [Member]	Apr. 30, 2008 Exchangeable Senior Notes [Member]	Mar. 31, 2008 Exchangeable Senior Notes [Member]	Nov. 30, 2006 Exchangeable Senior Notes [Member]	Dec. 31, 2010 Exchangeable Senior Notes [Member]	Dec. 31, 2009 Exchangeable Senior Notes [Member]	Apr. 30, 2010 Exchangeable Senior Notes [Member]	Jun. 30, 2008 Term Loans [Member]	Dec. 31, 2010 Term Loans [Member]	Dec. 31, 2009 Term Loans [Member]	Nov. 30, 2008 Collateralized Term Loan [Member]	Dec. 31, 2010 Collateralized Term Loan [Member]	Dec. 31, 2010 Minimum [Member] Revolving Credit Facilities [Member]	Dec. 31, 2009 Minimum [Member] Revolving Credit Facilities [Member]	Dec. 31, 2010 Maximum [Member] Revolving Credit Facilities [Member]	Dec. 31, 2009 Maximum [Member] Revolving Credit Facilities [Member]	Dec. 31, 2010 LIBOR [Member] Revolving Credit Facilities [Member]	Dec. 31, 2009 LIBOR [Member] Revolving Credit Facilities [Member]	Dec. 31, 2010 LIBOR [Member] Collateralized Revolving Bank Credit Facility [Member]	Dec. 31, 2010 LIBOR [Member] 2006 Senior Unsecured Notes [Member]	Dec. 31, 2009 LIBOR [Member] Term Loans [Member]	Dec. 31, 2010 LIBOR [Member] Term Loans [Member]	Dec. 31, 2010 LIBOR [Member] Minimum [Member] Revolving Credit Facilities [Member]	Dec. 31, 2010 LIBOR [Member] Maximum [Member] Revolving Credit Facilities [Member]	Nov. 30, 2006 Capped Call [Member] Exchangeable Senior Notes [Member]	Dec. 31, 2010 Federal Funds Rate [Member] Revolving Credit Facilities [Member]	Dec. 31, 2010 Federal Funds Rate [Member] Term Loans [Member]	Dec. 31, 2010 LIBOR Floor [Member] Term Loans [Member]	Sep. 30, 2010 2010 Term Loan [Member] Secured Credit Facility [Member]	May 31, 2010 2010 Term Loan [Member] Secured Credit Facility [Member]	Dec. 31, 2009 2010 Term Loan [Member] Term Loans [Member]	Sep. 30, 2010 2010 Revolving Facility [Member] Secured Credit Facility [Member]	May 31, 2010 2010 Revolving Facility [Member] Secured Credit Facility [Member]
Debt Instrument [Line Items]
New secured credit facility										$ 450,000,000
Repaid and terminated term loan facility	216,765,000	1,232,000	860,000							220,000,000																	30,000,000	220,000,000
Percentage of outstanding notes purchased from senior unsecured notes offering										93.00%
Unsecured senior notes, interest rate										6.13%									7.87%							9.25%				5.66%															0.50%	0.50%
Paid off term loan										30,000,000
Charge of refinancing activities										6,700,000
Credit facilities, amount outstanding												96,000,000	42,000,000	0	41,200,000													149,300,000	29,600,000	9,000,000	8,400,000																			64,500,000		300,000,000
Credit facilities, additional borrowing																																																330,000,000			375,000,000
Credit facilities, repayment term (in years)													five years															6
Credit facilities, maturity date											May 17, 2013																			November 2013
Credit facilities, basis spread of interest rate											2.00%	1.99%		1.77%	1.73%													5.00%	2.26%			2.00%		2.75%		3.00%	1.75%	1.50%	2.30%	4.23%	3.50%	3.00%	3.75%			2.50%	1.50%
Fixed rate, minimum																7.33%	7.33%			7.33%				6.13%	6.13%
Fixed rate, maximum																7.87%	7.87%			7.72%				9.25%	9.25%
Credit facilities, percentage of commitment fee on unused capacity																																0.38%	0.20%	0.50%	0.35%
Maximum percentage of borrowing under credit facilities											55.00%
Credit facilities, remaining borrowing capacity											322,400,000			40,400,000
Credit facilities, weighted average interest rate												2.21%		1.74%	1.86%
Credit facilities, decrease														800,000
Collateralized real estate property														56,500,000	57,900,000																18,200,000
Senior unsecured notes																		125,000,000	65,000,000
Percent of outstanding notes repurchased																								93.00%
Interest rate swap, amount fixed				65,000,000					60,000,000
Total senior notes available	369,970,000	576,678,000		125,000,000	369,970,000	576,678,000
Interest rate of interest rate derivative instrument								5.51%	5.68%
Senior Notes																					7,000,000	75,000,000	138,000,000	9,200,000
Senior Notes, maturity date																					Apr 1, 2013		Nov 15, 2011					May 17, 2016
Initial exchange rate of notes																					80.8898		60.3346
Principal amount of exchangeable senior notes																					1,000		1,000
Exchange price of notes per common share																					$ 12.36		$ 16.57																					$ 18.94
Senior Notes, maturity date, start																					January 1, 2013		August 15, 2011
Proceeds from senior notes																					6,800,000	72,800,000	134,000,000
Price of principal amount plus accrued and unpaid interest, in percentage																								103.00%
Price of principal amount plus accrued and unpaid interest, in amount																								136,300,000
Shares reserved for future settlement of exchangeable note																																												8,300,000
Premium paid for capped call transaction																																												6,300,000
Debt face amount												137,200,000				125,000,000	125,000,000							91,175,000	220,000,000			157,683,000	102,743,000																				150,000,000
Dividend rate as percentage of normalized adjusted funds from operations	90.00%
Quarterly principal payments of loans																												375,000
Debt instrument basis spread on variable interest rate																													400											200
Fair value of the interest rate swaps							3,600,000
Hedge ineffectiveness and income statement effect in period	$ 0

Debt (Summary Of Debt) (Details) (USD $)	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2010 Parent [Member]	Dec. 31, 2009 Parent [Member]	Dec. 31, 2010 Revolving Credit Facilities [Member]	Dec. 31, 2009 Revolving Credit Facilities [Member]	Dec. 31, 2010 2006 Senior Unsecured Notes [Member]	Dec. 31, 2009 2006 Senior Unsecured Notes [Member]	Dec. 31, 2010 Exchangeable Senior Notes [Member]	Dec. 31, 2009 Exchangeable Senior Notes [Member]	Apr. 30, 2010 Exchangeable Senior Notes [Member]	Dec. 31, 2010 Term Loans [Member]	Dec. 31, 2009 Term Loans [Member]
Debt Instrument [Line Items]
Principal amount							$ 137,200,000	$ 125,000,000	$ 125,000,000	$ 91,175,000	$ 220,000,000		$ 157,683,000	$ 102,743,000
Unamortized discount										(2,585,000)	(8,265,000)		(1,303,000)
Debt instrument, net										88,590,000	211,735,000		156,380,000	102,743,000
Total senior notes available	$ 369,970,000	$ 125,000,000	$ 576,678,000	$ 369,970,000	$ 576,678,000
Unsecured senior notes, interest rate												9.25%
Interest rate, minimum								7.33%	7.33%	6.13%	6.13%
Interest rate, maximum								7.87%	7.87%	9.25%	9.25%
Interest rate terms						Variable	Variable						Various	Various

Debt (Principal Payments Due For Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010
Debt [Abstract]
2011	$ 25,608
2012	1,500
2013	83,500
2014	1,500
2015	1,500
Thereafter	260,250
Total	$ 373,858

Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes [Abstract]
Percentage of ordinary taxable income to be distributed for real estate investment trust qualification	90.00%
Percentage of taxable income to be distributed for federal income tax exemption	100.00%
Tax expense (benefit)	$ 1.6	$ 0.3	$ (1.1)
U.S. federal NOLs	7.4
U.S. state NOLs	7.9
Net deferred tax assets	6.7	1.8
U.S. federal and state NOLs, expiration date	2020 through 2030
Valuation allowance	$ 6.8	$ 0.3

Income Taxes (Schedule Of Per Share Distributions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Income Taxes [Abstract]
Common share distribution	$ 0.8		$ 0.8		$ 1.08
Ordinary income	$ 0.388128		$ 0.471792		$ 0.67794
Capital gains	$ 0.027724	[1]	$ 0.003708	[1]	$ 0.1454	[1]
Unrecaptured Sec. 1250 gain	$ 0.022784		$ 0.003708		$ 0.138168
Return of capital	$ 0.384148		$ 0.3245		$ 0.25666
Allocable to next year

[1]	Capital gains include unrecaptured Sec. 1250 gains.

Earnings Per Share/Unit (Calculation Of Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Income from continuing operations	$ 8,309	$ 8,654	$ (236)	$ (3,424)	$ 9,330	$ 9,525	$ 6,608	$ 8,270	$ 13,228	$ 33,670	$ 18,590
Non-controlling interests' share in continuing operations									(99)	(36)	(29)
Participating securities' share in earnings									(1,254)	(1,506)	(1,745)
Income from continuing operations, less participating securities' share in earnings									11,875	32,128	16,816
Income from discontinued operations	2,321	301	6,537	625	(1,924)	859	1,251	2,511	9,784	2,697	14,143
Non-controlling interests' share in discontinued operations										(1)	(4)
Income from discontinued operations attributable to MPT common stockholders									9,784	2,696	14,139
Net income, less participating securities' share in earnings									21,659	34,824	30,955
Basic weighted-average common shares/units	110,103,000	110,046,000	103,498,000	79,176,000	78,755,000	78,655,000	78,616,000	76,432,000	100,706,000	78,117,000	62,027,000
Dilutive stock options									2,000		8,000
Dilutive weighted-average common shares/units	110,108,000	110,046,000	103,498,000	79,176,000	78,755,000	78,655,000	78,616,000	76,432,000	100,708,000	78,117,000	62,035,000
MPT Operating Partnership, L.P. [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Income from continuing operations									13,303	33,733	18,590
Non-controlling interests' share in continuing operations									(99)	(36)	(29)
Participating securities' share in earnings									(1,254)	(1,506)	(1,745)
Income from continuing operations, less participating securities' share in earnings									11,950	32,191	16,816
Income from discontinued operations									9,784	2,697	14,143
Non-controlling interests' share in discontinued operations										(1)	(4)
Income from discontinued operations attributable to MPT common stockholders									9,784	2,696	14,139
Net income, less participating securities' share in earnings									$ 21,734	$ 34,887	$ 30,955
Basic weighted-average common shares/units									100,706,000	78,117,000	62,027,000
Dilutive stock options									2,000		8,000
Dilutive weighted-average common shares/units									100,708,000	78,117,000	62,035,000
MPT Operating Partnership, L.P. [Member] | Stock Options [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Stock options excluded from earnings per share computation									100,000	100,000	100,000

Stock Awards (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reserved shares of common stock for awards under the Equity Incentive Plan	7,441,180
Common stock remaining for future stock awards	3,716,379
Maximum number of shares of common stock that may be awarded	1,000,000
Stock award vesting period (in years)	ten			four
Number of stock options awarded				50,000
Stock award payment award, exercise price, per share				$ 12.09
Stock award payment award, estimated grant date fair value, per share				$ 1.36
Share based payment award, expiration period				2012
Share based payment award, expected volatility rate				28.34%
Share based payment award, weighted average risk-free rate of return				4.62%
Common stock options awarded, dividend yield				8.93%
Common stock options awarded, intrinsic value of options exercisable and outstanding	$ 0
Common stock options awarded, options outstanding and exercisable	130,000
Common stock options awarded, weighted-average exercise price, per option	$ 10.8
Common stock options awarded, weighted average remaining contractual term (in years)	3
Stock award vesting period in years, maximum	seven
Stock award vesting period in years, minimum	three
Percentage of shareholder return annually	9.50%
Percentage of shareholder return annually achieving period (in years)	3
Percentage of SPRE awards earned when the Company performed at or above the 50th percentile of real estate trusts included in the Morgan Stanley REIT Index in terms of return to shareholders	33.33%
Percentage of superior performance awards deemed forfeited	66.67%
Percentage of dividend per share	20.00%
Common share distribution		$ 1.13	$ 1.1	$ 1.08
Percentage of increase in dividend per share		3.00%
Stock-based compensation expense	6,600,000	5,500,000	6,400,000
Stock-based compensation expense, unrecognized cost	9,600,000
Stock-based compensation expense, unrecognized cost, weighted average period (in years)	2.4
Restricted equity awards, fair value	$ 6,100,000
Time-Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock award vesting period (in years)				three
Stock award vesting period in years, maximum	seven
Stock award vesting period in years, minimum	three
Service-Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock award vesting period (in years)				seven
Superior Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock award vesting period (in years)	three
Share based payment award, expected volatility rate	27.00%
Share based payment award, weighted average risk-free rate of return	4.55%
Share-based compensation arrangement by share based payment award, expected term (in years)	3.4
Core Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock award vesting period (in years)				seven
Number of stock options awarded	79,287	79,287
Share based payment award, expected volatility rate	26.00%
Share based payment award, weighted average risk-free rate of return	4.65%
Percentage of shareholder return annually				9.00%
Percentage of shareholder return on a prorated basis				7.50%
Share-based compensation arrangement by share based payment award, expected term (in years)	6.4

Stock Awards (Restricted Equity Awards Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Vesting Based On Service [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested awards at beginning of the year, Shares	962,350	828,106
Awarded, Shares	277,680	441,134
Vested, Shares	(454,323)	(299,167)
Forfeited, Shares	(2,402)	(7,723)
Nonvested awards at end of year, Shares	783,305	962,350
Nonvested awards at beginning of the year, Weighted Average Value at Award Date	$ 10.22	$ 12.24
Awarded, Weighted Average Value at Award Date	$ 10.39	$ 6.3
Vested, Weighted Average Value at Award Date	$ 9.97	$ 10.08
Forfeited, Weighted Average Value at Award Date	$ 8.66	$ 8.16
Nonvested awards at end of year, Weighted Average Value at Award Date	$ 10.43	$ 10.22
Vesting Based On Market/Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested awards at beginning of the year, Shares	1,301,088	1,380,375
Awarded, Shares	182,600
Vested, Shares	(175,279)	(79,287)
Forfeited, Shares	(480,000)
Nonvested awards at end of year, Shares	828,409	1,301,088
Nonvested awards at beginning of the year, Weighted Average Value at Award Date	$ 6.9	$ 7.15
Awarded, Weighted Average Value at Award Date	$ 9.25
Vested, Weighted Average Value at Award Date	$ 10.64	$ 11.29
Forfeited, Weighted Average Value at Award Date	$ 3.31
Nonvested awards at end of year, Weighted Average Value at Award Date	$ 8.7	$ 6.9

Commitments And Contingencies (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Commitments And Contingencies [Abstract]
Lease and rental expense		$ 989,170	$ 859,570	$ 919,735
Sublease rental income		520,090	520,090	498,733
Total amount to be received in the future from non-cancellable subleases		31,100,000
Proceeds from the settlement of the indemnification claim with Stealth	$ 875,000

Commitments And Contingencies (Minimum Payments Due Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010
Commitments And Contingencies [Abstract]
2011	$ 2,128
2012	2,135
2013	2,021
2014	1,657
2015	1,657
Thereafter	38,971
Minimum rental payments, Total	$ 48,569

Common Stock (Details) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended		3 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Mar. 31, 2008 Parent [Member]	Dec. 31, 2010 Parent [Member]	Dec. 31, 2009 Parent [Member]	Dec. 31, 2008 Parent [Member]	Jan. 09, 2009 Parent [Member]	Apr. 30, 2010 Parent [Member] Public Offering [Member]	Jan. 31, 2009 Parent [Member] Public Offering [Member]	Mar. 31, 2010 Parent [Member] Market Equity Offering Program [Member]	Dec. 31, 2009 Parent [Member] Market Equity Offering Program [Member]	Nov. 30, 2009 Parent [Member] Market Equity Offering Program [Member]	Jan. 09, 2009 Maximum [Member] Parent [Member]	Jan. 09, 2009 Minimum [Member] Parent [Member]
Class of Stock [Line Items]
Common stock, shares issued	110,225,000	78,725,000		12,650,000					26,000,000	12,000,000	900,000	30,000
Public offering price for common stock per share				$ 10.75					$ 9.75	$ 5.4		$ 10.25
Underwriters' purchase of shares to cover over allotments									3,900,000	1,300,000
Proceeds from issuance of common stock	$ 288,066,000	$ 68,003,000	$ 128,331,000	$ 128,300,000	$ 288,066,000	$ 68,003,000	$ 128,331,000		$ 279,100,000	$ 67,800,000	$ 9,500,000	$ 300,000
Average price of common stock under market equity offering program per share											$ 10.77
Sales commission											2.00%	2.00%
Number of shares that can be sold													$ 50,000,000
Common stock, par value	$ 0.001	$ 0.001						$ 0.001
Common stock, shares authorized	150,000,000	150,000,000												150,000,000	100,000,000

Partner's Capital (Details)	Dec. 31, 2010
Partners' Capital [Abstract]
Limited partners including the Company	100.00%
Ownership interest in Operating Partnership	99.90%

Fair Value Of Financial Instruments (Summary Of Fair Value Information Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest and rent receivables, Book Value	$ 26,176		$ 19,845
Debt, net, Book Value	(369,970)	(125,000)	(576,678)
Parent [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest and rent receivables, Book Value	26,176		19,845
Loans, Book Value	215,985		311,006
Debt, net, Book Value	(369,970)		(576,678)
Interest and rent receivables, Fair Value	20,265		16,712
Loans, Fair Value	209,126		299,123
Debt, net, Fair Value	$ (359,910)		$ (547,242)

Discontinued Operations (Narrative) (Details) (USD $)	12 Months Ended			1 Months Ended	3 Months Ended					3 Months Ended	1 Months Ended	3 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 31, 2007 Parent [Member]	Jun. 30, 2010 Parent [Member]	Dec. 31, 2009 Parent [Member]	Jun. 30, 2008 Parent [Member]	Dec. 31, 2008 Parent [Member]	Dec. 31, 2007 Parent [Member]	Dec. 31, 2010 Montclair Hospital [Member] Parent [Member]	Oct. 31, 2010 Sharpstown Hospital [Member] Parent [Member]	Jun. 30, 2010 Inglewood Hospital [Member] Parent [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of real estate	$ 97,669,000	$ 15,000,000	$ 89,959,000			$ 15,000,000	$ 105,000,000			$ 20,000,000	$ 3,000,000	$ 75,000,000
Gain on sale of real estate				4,100,000		300,000	9,300,000			2,200,000	700,000	6,000,000
Number of beds sold					369
Real estate held for sale		89,973,000						15,000,000
Sale of real estate, early lease termination fees							7,000,000
Sale of real estate, loan pre-payment							8,000,000
Write off in related straight-line rent receivables							9,500,000
Working capital loans included in assets of discontinued operations									4,200,000
Wrote off remaining uncollectible receivables from the operator							2,100,000
Income tax benefit related to uncollectible receivables							1,200,000
Litigation expenses related to this discontinued operation						$ 2,700,000

Discontinued Operations (Schedule Of Discontinued Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income from discontinued operations	$ 2,321	$ 301	$ 6,537	$ 625	$ (1,924)	$ 859	$ 1,251	$ 2,511	$ 9,784	$ 2,697	$ 14,143
Income from discontinued operations attributable to MPT common stockholders - diluted per share									$ 0.1	$ 0.04	$ 0.23
Parent [Member]
Revenues									3,838	3,269	12,970
Gain on sale									9,072	278	9,305
Income from discontinued operations	$ 2,321	$ 301	$ 6,537	$ 625	$ (1,924)	$ 859	$ 1,251	$ 2,511	$ 9,784	$ 2,697	$ 14,143
Income from discontinued operations attributable to MPT common stockholders - diluted per share									$ 0.1	$ 0.04	$ 0.23

Quarterly Financial Data (Summary Of The Unaudited Quarterly Financial Information) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues	$ 31,752	$ 28,644	$ 30,593	$ 30,858	$ 30,069	$ 30,639	$ 28,640	$ 29,460	$ 121,847	$ 118,809	$ 107,070
Income (loss) from continuing operations	8,309	8,654	(236)	(3,424)	9,330	9,525	6,608	8,270	13,228	33,670	18,590
Income (loss) from discontinued operations	2,321	301	6,537	625	(1,924)	859	1,251	2,511	9,784	2,697	14,143
Net income (loss)	10,630	8,955	6,301	(2,799)	7,406	10,384	7,859	10,781	23,012	36,367	32,733
Net income (loss) attributable to MPT common stockholders/Operating Partnership partners	10,593	8,910	6,292	(2,807)	7,399	10,374	7,846	10,773	22,913	36,330	32,700
Net income (loss) attributable to MPT common stockholders per share - basic	$ 0.09	$ 0.08	$ 0.06	$ (0.04)	$ 0.09	$ 0.13	$ 0.09	$ 0.14	$ 0.22	$ 0.45	$ 0.5
Weighted average shares/units outstanding - basic	110,103	110,046	103,498	79,176	78,755	78,655	78,616	76,432	100,706	78,117	62,027
Net income (loss) attributable to MPT common stockholders per share - diluted	$ 0.09	$ 0.08	$ 0.06	$ (0.04)	$ 0.09	$ 0.13	$ 0.09	$ 0.14	$ 0.22	$ 0.45	$ 0.5
Weighted average shares/units outstanding - diluted	110,108	110,046	103,498	79,176	78,755	78,655	78,616	76,432	100,708	78,117	62,035
Parent [Member]
Revenues	31,752	28,644	30,593	30,858	30,069	30,639	28,640	29,460
Income (loss) from continuing operations	8,309	8,663	(305)	(3,439)	9,330	9,525	6,608	8,207	(75)	(63)
Income (loss) from discontinued operations	2,321	301	6,537	625	(1,924)	859	1,251	2,511	9,784	2,697	14,143
Net income (loss)	10,630	8,964	6,232	(2,814)	7,406	10,384	7,859	10,718	23,012	36,367	32,733
Net income (loss) attributable to MPT common stockholders/Operating Partnership partners	$ 10,593	$ 8,919	$ 6,223	$ (2,822)	$ 7,399	$ 10,374	$ 7,846	$ 10,710	$ 22,913	$ 36,330	$ 32,700
Net income (loss) attributable to MPT common stockholders per share - basic	$ 0.09	$ 0.08	$ 0.06	$ (0.04)	$ 0.09	$ 0.13	$ 0.09	$ 0.14
Weighted average shares/units outstanding - basic	110,103	110,046	103,498	79,176	78,755	78,655	78,616	76,432
Net income (loss) attributable to MPT common stockholders per share - diluted	$ 0.09	$ 0.08	$ 0.06	$ (0.04)	$ 0.09	$ 0.13	$ 0.09	$ 0.14
Weighted average shares/units outstanding - diluted	110,108	110,046	103,498	79,176	78,755	78,655	78,616	76,432

Subsequent Events (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Investment in health care real estate	$ 146,854	$ 421	$ 418,766
Parent [Member]
Investment in health care real estate	$ 210,000

Condensed Consolidating Financial Information (Consolidated Balance Sheet) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2010 Parent [Member]	Dec. 31, 2009 Parent [Member]	Jan. 09, 2009 Parent [Member]	Dec. 31, 2008 Parent [Member]	Mar. 31, 2008 Parent [Member]	Dec. 31, 2007 Parent [Member]	Dec. 31, 2010 MPT Operating Partnership, L.P. [Member]	Dec. 31, 2009 MPT Operating Partnership, L.P. [Member]	Dec. 31, 2008 MPT Operating Partnership, L.P. [Member]	Dec. 31, 2007 MPT Operating Partnership, L.P. [Member]	Dec. 31, 2010 Subsidiary Issuer [Member]	Dec. 31, 2009 Subsidiary Issuer [Member]	Dec. 31, 2008 Subsidiary Issuer [Member]	Dec. 31, 2007 Subsidiary Issuer [Member]	Dec. 31, 2010 Subsidiaries Guarantor [Member]	Dec. 31, 2009 Subsidiaries Guarantor [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2009 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2008 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2007 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Eliminations [Member]	Dec. 31, 2009 Eliminations [Member]	Dec. 31, 2010 Common Units [Member]	Dec. 31, 2009 Common Units [Member]	Dec. 31, 2008 Common Units [Member]	Dec. 31, 2007 Common Units [Member]	Dec. 31, 2010 Common Units [Member] MPT Operating Partnership, L.P. [Member]	Dec. 31, 2009 Common Units [Member] MPT Operating Partnership, L.P. [Member]	Dec. 31, 2008 Common Units [Member] MPT Operating Partnership, L.P. [Member]	Dec. 31, 2007 Common Units [Member] MPT Operating Partnership, L.P. [Member]	Dec. 31, 2010 LTIP Units [Member] MPT Operating Partnership, L.P. [Member]	Dec. 31, 2009 LTIP Units [Member] MPT Operating Partnership, L.P. [Member]
Real estate assets
Land, buildings and improvements and intangible lease assets	$ 1,032,369		$ 976,271													$ 297	$ 2			$ 903,630	$ 760,711	$ 128,442	$ 215,558
Mortgage loans	165,000		200,164									165,000	200,164							165,000	160,000		40,164
Gross investment in real estate assets	1,197,369		1,176,435									1,197,369	1,176,435			297	2			1,068,630	920,711	128,442	255,722
Accumulated depreciation and amortization	(76,094)		(53,098)																	(65,767)	(45,918)	(10,327)	(7,180)
Net investment in real estate assets	1,121,275		1,123,337									1,121,275	1,123,337			297	2			1,002,863	874,793	118,115	248,542
Cash and cash equivalents	98,408		15,307	11,748	94,215				5		26	98,408	15,307	11,743	94,189	96,822	14,814	10,481	93,415			1,586	493	1,262	774
Interest and rent receivables	26,176		19,845			26,176	19,845					26,176	19,845			157	185			20,727	15,512	5,292	4,148
Straight-line rent receivables	28,912		27,539									28,912	27,539							21,180	20,859	7,732	6,680
Other loans	50,985		110,842									50,985	110,842			178	178				1,000	50,807	109,664
Net intercompany receivable (payable)						21,944	15,740									774,771	872,702			(767,395)	(718,409)	(29,320)	(170,033)
Investment in subsidiaries						899,949	671,872									390,232	313,877			42,970	44,908					(1,333,151)	(1,030,657)
Other assets	23,058		13,028									23,058	13,028			10,289	6,986			1,215	1,315	11,554	4,727
Total Assets	1,348,814		1,309,898			921,893	687,612					1,348,814	1,309,898			1,272,746	1,208,743			321,560	239,978	165,766	204,222			(1,333,151)	(1,030,657)
Liabilities
Debt, net	369,970	125,000	576,678			369,970	576,678					369,970	576,678			361,537	526,800					8,433	49,878
Accounts payable and accrued expenses	35,974		29,247			22,317	16,037					13,658	13,208			10,824	9,596			2,430	3,044	403	570
Deferred revenue	23,137		15,350									23,137	15,350			436	475			17,826	9,623	4,875	5,252
Lease deposits and other obligations to tenants	20,157		17,048									20,157	17,048							18,539	14,880	1,618	2,168
Total liabilities	449,238		638,323			22,317	16,037					448,865	638,026			372,797	536,871			38,795	27,547	15,329	57,868
Total Medical Properties Trust, Inc. stockholders' equity	899,462		671,445	626,343	519,327	899,462	671,445						671,872	626,578	519,562	899,835	671,742			282,765	212,431	150,437	146,354			(1,333,037)	(1,030,527)	110	79	65	52	894,441	664,952	619,886	514,179
Non-controlling interests	114		130			114	130					114	130			114	130									(114)	(130)
Total equity	899,576		671,575			899,576	671,575									899,949	671,872			282,765	212,431	150,437	146,354			(1,333,151)	(1,030,657)
Total Liabilities and Equity	1,348,814		1,309,898			921,893	687,612					1,348,814	1,309,898			1,272,746	1,208,743			321,560	239,978	165,766	204,222			(1,333,151)	(1,030,657)
Equity
Preferred stock, $0.001 par value. Authorized 10,000 shares; no shares outstanding
Common stock, $0.001 par value. Authorized 150,000 shares; issued and outstanding - 110,225 shares at December 31, 2010 and 78,725 shares at December 31, 2009	110		79
General Partner - issued and outstanding - 1,102 units at December 31, 2010 and 787 units at December 31, 2009												9,035	6,717
Limited Partners Capital																																894,441	664,952				73
Additional paid-in capital	1,051,785		759,721
Distributions in excess of net income	(148,530)		(88,093)
Accumulated other comprehensive loss	(3,641)											(3,641)
Treasury shares, at cost	(262)		(262)
Total MPT Operating Partnership capital												899,835	671,742
Total capital												$ 899,949	$ 671,872
Preferred stock, par value	$ 0.001		$ 0.001
Preferred stock, shares authorized	10,000,000		10,000,000
Preferred stock, shares outstanding	0		0
Common stock, par value	$ 0.001		$ 0.001					$ 0.001
Common stock, shares authorized	150,000,000		150,000,000
Common stock, shares issued	110,225,000		78,725,000							12,650,000
Common stock, shares outstanding	110,225,000		78,725,000
General Partner, units issued												1,102,000	787,000
General Partner, units outstanding												1,102,000	787,000
Limited Partners, units issued																																109,123,000	77,938,000			94,000	63,000
Limited Partners, units outstanding																																109,123,000	77,938,000			94,000	63,000

Condensed Consolidating Financial Information (Consolidated Statements Of Income) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues
Rent billed									$ 92,785	$ 81,865	$ 74,146
Straight-line rent									2,074	8,221	3,742
Interest and fee income									26,988	28,723	29,182
Total revenues	31,752	28,644	30,593	30,858	30,069	30,639	28,640	29,460	121,847	118,809	107,070
Expenses
Real estate depreciation and amortization									24,486	22,628	22,385
Impairment charge									12,000
Property-related									4,407	3,802	4,242
General and administrative									28,535	21,096	19,515
Total operating expenses									69,428	47,526	46,142
Operating income									52,419	71,283	60,928
Other income (expense)
Interest and other income									1,518	43	86
Debt refinancing costs									(6,716)
Interest expense									(33,993)	(37,656)	(42,424)
Net other expenses									(39,191)	(37,613)	(42,338)
Income from continuing operations	8,309	8,654	(236)	(3,424)	9,330	9,525	6,608	8,270	13,228	33,670	18,590
Income from discontinued operations	2,321	301	6,537	625	(1,924)	859	1,251	2,511	9,784	2,697	14,143
Net income	10,630	8,955	6,301	(2,799)	7,406	10,384	7,859	10,781	23,012	36,367	32,733
Net income attributable to non-controlling interests									(99)	(37)	(33)
Net income (loss) attributable to MPT common stockholders/Operating Partnership partners	10,593	8,910	6,292	(2,807)	7,399	10,374	7,846	10,773	22,913	36,330	32,700
Earnings per share/unit - basic
Income from continuing operations attributable to MPT common stockholders/Operating Partnership partners									$ 0.12	$ 0.41	$ 0.27
Income from discontinued operations attributable to MPT common stockholders/Operating Partnership partners									$ 0.1	$ 0.04	$ 0.23
Net income attributable to MPT common stockholders/Operating Partnership partners	$ 0.09	$ 0.08	$ 0.06	$ (0.04)	$ 0.09	$ 0.13	$ 0.09	$ 0.14	$ 0.22	$ 0.45	$ 0.5
Weighted average shares/units outstanding - basic	110,103	110,046	103,498	79,176	78,755	78,655	78,616	76,432	100,706	78,117	62,027
Earnings per share/unit - diluted
Income from continuing operations attributable to MPT common stockholders/Operating Partnership partners									$ 0.12	$ 0.41	$ 0.27
Income from discontinued operations attributable to MPT common stockholders/Operating Partnership partners									$ 0.1	$ 0.04	$ 0.23
Net income attributable to MPT common stockholders/Operating Partnership partners	$ 0.09	$ 0.08	$ 0.06	$ (0.04)	$ 0.09	$ 0.13	$ 0.09	$ 0.14	$ 0.22	$ 0.45	$ 0.5
Weighted average shares/units outstanding - diluted	110,108	110,046	103,498	79,176	78,755	78,655	78,616	76,432	100,708	78,117	62,035
Parent [Member]
Revenues
Total revenues	31,752	28,644	30,593	30,858	30,069	30,639	28,640	29,460
Expenses
General and administrative									75	63
Total operating expenses									75	63
Operating income									(75)	(63)
Other income (expense)
Income from continuing operations	8,309	8,663	(305)	(3,439)	9,330	9,525	6,608	8,207	(75)	(63)
Income from discontinued operations	2,321	301	6,537	625	(1,924)	859	1,251	2,511	9,784	2,697	14,143
Equity in earnings of consolidated subsidiaries net of income taxes									23,087	36,430	32,733
Net income	10,630	8,964	6,232	(2,814)	7,406	10,384	7,859	10,718	23,012	36,367	32,733
Net income attributable to non-controlling interests									(99)	(37)	(33)
Net income (loss) attributable to MPT common stockholders/Operating Partnership partners	10,593	8,919	6,223	(2,822)	7,399	10,374	7,846	10,710	22,913	36,330	32,700
Earnings per share/unit - basic
Net income attributable to MPT common stockholders/Operating Partnership partners	$ 0.09	$ 0.08	$ 0.06	$ (0.04)	$ 0.09	$ 0.13	$ 0.09	$ 0.14
Weighted average shares/units outstanding - basic	110,103	110,046	103,498	79,176	78,755	78,655	78,616	76,432
Earnings per share/unit - diluted
Income from discontinued operations attributable to MPT common stockholders/Operating Partnership partners									$ 0.1	$ 0.04	$ 0.23
Net income attributable to MPT common stockholders/Operating Partnership partners	$ 0.09	$ 0.08	$ 0.06	$ (0.04)	$ 0.09	$ 0.13	$ 0.09	$ 0.14
Weighted average shares/units outstanding - diluted	110,108	110,046	103,498	79,176	78,755	78,655	78,616	76,432
Subsidiary Issuer [Member]
Revenues
Straight-line rent											(543)
Interest and fee income									6,964	10,010	8,627
Total revenues									6,964	10,010	8,084
Expenses
Property-related									(4)	(20)	69
General and administrative									27,867	20,631	19,357
Total operating expenses									27,863	20,611	19,426
Operating income									(20,899)	(10,601)	(11,342)
Other income (expense)
Interest and other income									(13)	51	85
Debt refinancing costs									(6,716)
Interest expense									(33,623)	(36,761)	(40,671)
Net other expenses									(40,352)	(36,710)	(40,586)
Income from continuing operations									(61,251)	(47,311)	(51,928)
Equity in earnings of consolidated subsidiaries net of income taxes									84,338	83,741	84,661
Net income									23,087	36,430	32,733
Net income attributable to non-controlling interests									(99)	(37)	(33)
Net income (loss) attributable to MPT common stockholders/Operating Partnership partners									22,988	36,393	32,700
Subsidiaries Guarantor [Member]
Revenues
Rent billed									79,388	69,327	63,399
Straight-line rent									186	6,244	2,323
Interest and fee income									16,772	14,400	15,879
Total revenues									96,346	89,971	81,601
Expenses
Real estate depreciation and amortization									21,339	19,571	19,741
Property-related									4,376	3,780	4,183
General and administrative											8
Total operating expenses									25,715	23,351	23,932
Operating income									70,631	66,620	57,669
Other income (expense)
Interest and other income									1,493		2
Interest expense									26	(4)	(167)
Net other expenses									1,519	(4)	(165)
Income from continuing operations									72,150	66,616	57,504
Income from discontinued operations									122	(1,254)	(437)
Equity in earnings of consolidated subsidiaries net of income taxes									4,273	3,918	2,861
Net income									76,545	69,280	59,928
Net income (loss) attributable to MPT common stockholders/Operating Partnership partners									76,545	69,280	59,928
Non-Guarantor Subsidiaries [Member]
Revenues
Rent billed									14,427	12,538	10,747
Straight-line rent									1,888	1,977	1,962
Interest and fee income									10,766	14,732	12,387
Total revenues									27,081	29,247	25,096
Expenses
Real estate depreciation and amortization									3,147	3,057	2,644
Impairment charge									12,000
Property-related									1,065	42	(10)
General and administrative									593	402	150
Total operating expenses									16,805	3,501	2,784
Operating income									10,276	25,746	22,312
Other income (expense)
Interest and other income									38	(8)	(1)
Interest expense									(7,910)	(11,310)	(9,297)
Net other expenses									(7,872)	(11,318)	(9,298)
Income from continuing operations									2,404	14,428	13,014
Income from discontinued operations									9,662	3,951	14,580
Net income									12,066	18,379	27,594
Net income (loss) attributable to MPT common stockholders/Operating Partnership partners									12,066	18,379	27,594
Eliminations [Member]
Revenues
Rent billed									(1,030)
Interest and fee income									(7,514)	(10,419)	(7,711)
Total revenues									(8,544)	(10,419)	(7,711)
Expenses
Property-related									(1,030)
Total operating expenses									(1,030)
Operating income									(7,514)	(10,419)	(7,711)
Other income (expense)
Interest expense									7,514	10,419	7,711
Net other expenses									7,514	10,419	7,711
Equity in earnings of consolidated subsidiaries net of income taxes									(111,698)	(124,089)	(120,255)
Net income									(111,698)	(124,089)	(120,255)
Net income attributable to non-controlling interests									99	37	33
Net income (loss) attributable to MPT common stockholders/Operating Partnership partners									$ (111,599)	$ (124,052)	$ (120,222)

Condensed Consolidating Financial Information (Condensed Consolidated Statements Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities
Net income	$ 23,012	$ 36,367	$ 32,733
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	26,312	26,309	26,535
Amortization and write-off of deferred financing costs and debt discount	6,110	5,824	7,961
Premium paid on extinguishment of debt	3,833
Straight-line rent revenue	(4,932)	(9,536)	(9,402)
Share/Unit-based compensation	6,616	5,488	6,386
(Gain) loss from sale of real estate	(10,566)	(278)	(9,305)
Deferred revenue and fee income	(4,393)	(847)	(7,583)
Provision for uncollectible receivables and loans	14,400		5,700
Rent and interest income added to loans		(921)	(5,556)
Straight-line rent write-off	3,694	1,111	14,037
Payment of interest on early prepayment of debt	(7,324)
Other adjustments	(30)	(246)	(57)
Decrease (increase) in:
Interest and rent receivable	(5,490)	(2,433)	(4,392)
Other assets	(566)	126	5,249
Accounts payable and accrued expenses	(3,177)	1,700	4,757
Deferred revenue	13,138	87	2,854
Net cash provided by operating activities	60,637	62,751	69,917
Investing activities
Real estate acquired	(137,808)	(421)	(430,710)
Principal received on loans receivable	90,486	4,305	71,941
Proceeds from sale of real estate	97,669	15,000	89,959
Investment in loans receivable	(11,637)	(23,243)	(95,567)
Construction in progress and other	(15,929)	(7,777)	(4,286)
Net cash provided by (used for) investing activities	22,781	(12,136)	(368,663)
Financing activities
Payment of deferred financing costs	(6,796)	232	(6,072)
Revolving credit facilities, net	(137,200)	(55,800)	38,014
Proceeds from term debt, net of discount	148,500		119,001
Payments of term debt	(216,765)	(1,232)	(860)
Distributions paid	(77,087)	(61,649)	(65,098)
Proceeds from sale of common shares, net of offering costs	288,066	68,003	128,331
Lease deposits and other obligations to tenants	3,667	3,390	2,963
Debt issuance costs paid and other financing activities	(9,498)	232	(6,072)
Other	(2,702)
Net cash provided by (used in) financing activities	(317)	(47,056)	216,279
Increase (decrease) in cash and cash equivalents for the year	83,101	3,559	(82,467)
Cash and cash equivalents at beginning of year	15,307	11,748	94,215
Cash and cash equivalents at end of year	98,408	15,307	11,748
Interest paid	29,679	33,272	31,277
Supplemental schedule of non-cash financing activities:
Other common stock transactions		5	48
Interest paid, capitalized	63
Parent [Member]
Operating activities
Net income	23,012	36,367	32,733
Decrease (increase) in:
Net cash provided by operating activities	(29)	(268)	363
Investing activities
Investments in and advances to subsidiaries	(211,181)	(6,699)	(63,549)
Net cash provided by (used for) investing activities	(211,181)	(6,699)	(63,549)
Financing activities
Distributions paid	(76,856)	(61,419)	(64,788)
Proceeds from sale of common shares, net of offering costs	288,066	68,003	128,331
Debt issuance costs paid and other financing activities		378	(378)
Net cash provided by (used in) financing activities	211,210	6,962	63,165
Increase (decrease) in cash and cash equivalents for the year		(5)	(21)
Cash and cash equivalents at beginning of year		5	26
Cash and cash equivalents at end of year			5
Subsidiary Issuer [Member]
Operating activities
Net income	23,087	36,430	32,733
Decrease (increase) in:
Net cash provided by operating activities	(54,909)	(35,554)	(28,412)
Investing activities
Investments in and advances to subsidiaries	99,564	89,642	(251,773)
Construction in progress and other	(108)		(605)
Net cash provided by (used for) investing activities	99,456	89,642	(252,378)
Financing activities
Revolving credit facilities, net	(96,000)	(55,000)	31,014
Proceeds from term debt, net of discount	148,500		110,093
Payments of term debt	(216,520)	(960)	(810)
Distributions paid	(77,087)	(61,649)	(65,098)
Proceeds from sale of common shares, net of offering costs	288,066	68,003	128,331
Debt issuance costs paid and other financing activities	(9,498)	(149)	(5,674)
Net cash provided by (used in) financing activities	37,461	(49,755)	197,856
Increase (decrease) in cash and cash equivalents for the year	82,008	4,333	(82,934)
Cash and cash equivalents at beginning of year	14,814	10,481	93,415
Cash and cash equivalents at end of year	96,822	14,814	10,481
Subsidiaries Guarantor [Member]
Operating activities
Net income	76,545	69,280	59,928
Decrease (increase) in:
Net cash provided by operating activities	95,203	76,583	72,841
Investing activities
Real estate acquired	(137,808)	(421)	(354,392)
Principal received on loans receivable			45,000
Proceeds from sale of real estate	2,669
Investments in and advances to subsidiaries	48,986	(60,656)	282,544
Investment in loans receivable	(5,000)	(15,000)	(45,000)
Construction in progress and other	(8,267)	(3,067)	(3,179)
Net cash provided by (used for) investing activities	(99,420)	(79,144)	(75,027)
Financing activities
Lease deposits and other obligations to tenants	4,217	2,561	2,186
Net cash provided by (used in) financing activities	4,217	2,561	2,186
Non-Guarantor Subsidiaries [Member]
Operating activities
Net income	12,066	18,379	27,594
Decrease (increase) in:
Net cash provided by operating activities	20,372	21,990	25,125
Investing activities
Real estate acquired			(76,318)
Principal received on loans receivable	90,486	4,305	26,941
Proceeds from sale of real estate	95,000	15,000	89,959
Investments in and advances to subsidiaries	(148,579)	(28,871)	(30,765)
Investment in loans receivable	(6,637)	(8,243)	(50,567)
Construction in progress and other	(7,554)	(4,710)	(502)
Net cash provided by (used for) investing activities	22,716	(22,519)	(41,252)
Financing activities
Revolving credit facilities, net	(41,200)	(800)	7,000
Proceeds from term debt, net of discount			8,908
Payments of term debt	(245)	(272)	(50)
Lease deposits and other obligations to tenants	(550)	829	777
Debt issuance costs paid and other financing activities		3	(20)
Net cash provided by (used in) financing activities	(41,995)	(240)	16,615
Increase (decrease) in cash and cash equivalents for the year	1,093	(769)	488
Cash and cash equivalents at beginning of year	493	1,262	774
Cash and cash equivalents at end of year	1,586	493	1,262
Eliminations [Member]
Operating activities
Net income	(111,698)	(124,089)	(120,255)
Investing activities
Investments in and advances to subsidiaries	211,210	6,584	63,543
Net cash provided by (used for) investing activities	211,210	6,584	63,543
Financing activities
Distributions paid	76,856	61,419	64,788
Proceeds from sale of common shares, net of offering costs	(288,066)	(68,003)	(128,331)
Net cash provided by (used in) financing activities	$ (211,210)	$ (6,584)	$ (63,543)

Valuation And Qualifying Accounts (Schedule Of Valuation And Qualifying Accounts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	$ 4,339,000	[1]	$ 397,000	[1]	$ 4,202,000	[1]
Additions Charged Against Operations	22,245,000	[1],[2]	5,107,000	[1]	397,000	[1]
Net Recoveries	2,658,000	[1]	1,165,000	[1]	4,202,000	[1],[3]
Balance at End of Year	23,926,000	[1]	4,339,000	[1]	397,000	[1]
Increase in valuation allowances	6,500,000
West Houston Property [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Allowance for Loan and Lease Losses, write offs					3,200,000
Monroe Property [Member]
Valuation And Qualifying Accounts Disclosure [Line Items]
Allowance for Loan and Lease Losses, write offs	$ 12,000,000

[1]	Includes allowance for doubtful accounts, straight-line rent reserves, allowance for loan losses, tax valuation allowances and other reserves.
[2]	Includes $12 million loan loss reserve related to our Monroe property and a $6.5 million increase in valuation allowances to fully reserve for the net deferred tax asset of one of our taxable REIT subsidiaries.
[3]	Includes $3.2 million of write offs associated with our West Houston property that was sold in 2007.

Real Estate Investments And Accumulated Depreciation (Schedule Of Real Estate Investments And Accumulated Depreciation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008		Dec. 31, 2007	Dec. 31, 2010 Thornton, CO [Member] years	Dec. 31, 2010 New Bedford, MA [Member] years	Dec. 31, 2010 Covington, LA [Member] years	Dec. 31, 2010 Denham Springs, LA [Member] years	Dec. 31, 2010 Redding, CA [Member] years	Dec. 31, 2010 Sherman Oaks, CA [Member] years	Dec. 31, 2010 Bloomington, IN [Member] years	Dec. 31, 2010 Dallas, TX [Member] years	Dec. 31, 2010 Huntington Beach, CA [Member] years	Dec. 31, 2010 La Palma, CA [Member] years	Dec. 31, 2010 Anaheim, CA [Member] years	Dec. 31, 2010 Luling, TX [Member] years	Dec. 31, 2010 San Antonio, TX [Member] years	Dec. 31, 2010 Victoria, TX [Member] years	Dec. 31, 2010 Houston, TX [Member] years	Dec. 31, 2010 Bensalem, PA [Member] years	Dec. 31, 2010 Portland, OR [Member] years	Dec. 31, 2010 San Diego, CA [Member] years	Dec. 31, 2010 Redding, CA [Member] years	Dec. 31, 2010 Houston, TX [Member] years	Dec. 31, 2010 Bennettsville, SC [Member] years	Dec. 31, 2010 Bossier City, LA [Member] years	Dec. 31, 2010 Bristol, CT [Member] years	Dec. 31, 2010 Cheraw, SC [Member] years	Dec. 31, 2010 Detroit, MI [Member] years	Dec. 31, 2010 Enfield, CT [Member] years	Dec. 31, 2010 Fayetteville, AR [Member] years	Dec. 31, 2010 Fort Lauderdale, FL [Member] years	Dec. 31, 2010 Garden Grove, CA [Member] years	Dec. 31, 2010 Garden Grove, CA [Member] years	Dec. 31, 2010 Idaho Falls, ID [Member]	Dec. 31, 2010 Morgantown, WV [Member]	Dec. 31, 2010 Newington, CT [Member]	Dec. 31, 2010 Petersburg, VA [Member]	Dec. 31, 2010 West Valley City, UT [Member]	Dec. 31, 2010 Poplar Bluff, MO [Member]	Dec. 31, 2010 East Providence, RI [Member]	Dec. 31, 2010 San Dimas, CA [Member]	Dec. 31, 2010 San Dimas, CA [Member]	Dec. 31, 2010 West Springfield, MA [Member]	Dec. 31, 2010 Tucson, AZ [Member]	Dec. 31, 2010 Warwick, RI [Member]	Dec. 31, 2010 Webster, TX [Member]	Dec. 31, 2010 Wichita, KS [Member]	Dec. 31, 2010 Addison, TX [Member]	Dec. 31, 2010 Shenandoah, TX [Member]	Dec. 31, 2010 Richardson, TX [Member]	Dec. 31, 2010 Hill County, TX [Member]	Dec. 31, 2010 Webster, TX [Member]	Dec. 31, 2010 Tomball, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Type of Property						Long term acute care hospital	Long term acute care hospital	Long term acute care hospital	Long term acute care hospital	Long term acute care hospital	Acute care general hospital	Acute care general hospital	Long term acute care hospital	Acute care general hospital	Acute care general hospital	Acute care general hospital	Long term acute care hospital	Rehabilitation hospital	Long term acute care hospital	Acute care general hospital	Acute care general hospital	Long term acute care hospital	Acute care general hospital	Acute care general hospital	Acute care general hospital	Acute care general hospital	Long term acute care hospital	Wellness Center	Acute care general hospital	Long term acute care hospital	Wellness Center	Rehabilitation hospital	Rehabilitation hospital	Acute care general hospital	Medical Office Building	Acute care general hospital	Rehabilitation hospital	Wellness Center	Rehabilitation hospital	Acute care general hospital	Acute care general hospital	Wellness Center	Acute care general hospital	Medical Office Building	Wellness Center	Long term acute care hospital	Wellness Center	Long term acute care hospital	Rehabilitation hospital	Rehabilitation hospital	Rehabilitation hospital	Rehabilitation hospital	Acute care general hospital	Long term acute care hospital	Long term acute care hospital
Initial Costs, Land	$ 94,258					$ 2,130	$ 1,400	$ 821	$ 429		$ 5,290	$ 2,457	$ 1,000	$ 937	$ 937	$ 1,875	$ 811		$ 625	$ 4,757	$ 6,911	$ 3,085	$ 6,550	$ 1,555	$ 3,501	$ 794	$ 900	$ 485	$ 657	$ 1,220	$ 384	$ 909	$ 3,499	$ 5,502	$ 862	$ 1,822		$ 270	$ 1,302	$ 5,516	$ 2,659	$ 209	$ 6,160	$ 1,915	$ 583	$ 920	$ 1,265	$ 988	$ 1,019	$ 2,013	$ 2,033	$ 2,219	$ 1,120	$ 664	$ 1,298
Initial Costs, Buildings	887,967					6,013	19,772	10,238	5,340	19,952	13,587	31,209	13,589	10,907	10,907	21,814	9,345	10,198	7,197	56,238	38,185	17,859	15,653	53,863	34,530	15,772	17,818	2,267	19,576	8,687	2,257	18,332	21,939	10,748	7,888	37,467	21,552	1,615	9,121	58,314	38,694	1,265	6,839	5,085	3,185	6,078	759	10,432	18,373	22,531	21,943	17,419	17,882	33,751	23,982
Additions Subsequent to Acquisition, Improvements	2,493					2,237	256
Additions Subsequent to Acquisition, Carrying Costs	5,918							14	49	4,361	31	408	368	3	3	10				1,259	(352)	2,559	77	13	(7,319)					(365)				52	28	4,665							34	18				1	1
Land at Cost	96,894					2,130	1,400	821	429	1,629	5,290	2,576	1,421	937	937	1,875	811		625	5,464	6,912	3,071	6,550	1,555	3,274	794	900	485	657	1,220	384	909	3,499	5,502	862	1,822		270	1,302	5,516	2,659	209	6,160	1,915	583	920	1,265	988	1,019	2,013	2,033	2,219	1,120	664	1,298
Buildings at Cost	893,741					8,250	20,028	10,252	5,389	22,684	13,618	31,498	13,536	10,910	10,910	21,824	9,345	10,198	7,197	56,790	37,832	20,432	15,730	53,876	27,438	15,772	17,818	2,267	19,576	8,322	2,257	18,332	21,940	10,799	7,916	42,132	21,552	1,615	9,121	58,314	38,694	1,265	6,873	5,103	3,185	6,078	759	10,433	18,374	22,531	21,943	17,419	17,882	33,751	23,982
Total at Cost	990,635	934,601	943,700	[1]	614,088	10,380	21,428	11,073	5,818	24,313	18,908	34,074	14,957	11,847	11,847	23,699	10,156	10,198	7,822	62,254	44,744	23,503	22,280	55,431	30,712	16,566	18,718	2,752	20,233	9,542	2,641	19,241	25,439	16,301	8,778	43,954	21,552	1,885	10,423	63,830	41,353	1,474	13,033	7,018	3,768	6,998	2,024	11,421	19,393	24,544	23,976	19,638	19,002	34,414	25,280
Accumulated Depreciation	$ 68,662	$ 47,965				$ 1,068	$ 3,159	$ 1,431	$ 686	$ 2,919	$ 1,706	$ 3,435	$ 1,466	$ 1,136	$ 1,136	$ 2,273	$ 954	$ 1,041	$ 735	$ 5,742	$ 3,670	$ 1,815	$ 1,439	$ 4,613	$ 2,312	$ 1,085	$ 1,222	$ 429	$ 1,345	$ 624	$ 427	$ 1,146	$ 1,465	$ 574	$ 413	$ 2,741	$ 2,010	$ 308	$ 570	$ 3,895	$ 2,584	$ 241	$ 358	$ 266	$ 608	$ 418	$ 144	$ 717	$ 1,262	$ 282	$ 274	$ 218	$ 300
Date of Construction						1962	1942	1984	1960	1991	1956	2006	2006	1965	1971	1964	2002	1987	1998	2006	2006	1964	1964	1974	1960	1984	1982	1975	1982	1956	1974	1991	1985	1982	1982	2002	1989	1979	2006	1980	1980	1979	1972	1979	1976	1987	1979	1986	1992	2008	2008	2008	1980	2004	2005
Date Acquired						August 17, 2004	August 17, 2004	June 9, 2005	June 9, 2005	June 30, 2005	December 30, 2005	August 8, 2006	September 5, 2006	November 8, 2006	November 8, 2006	November 8, 2006	December 1, 2006	December 1, 2006	December 1, 2006	December 1, 2006	March 19, 2007	April 18, 2007	May 9, 2007	August 10, 2007	August 10, 2007	April 1, 2008	April 1, 2008	April 22, 2008	April 1, 2008	May 22, 2008	April 22, 2008	July 14, 2008	April 22, 2008	November 25, 2008	November 25, 2008	April 1, 2008	May 19, 2008	April 22, 2008	July 1, 2008	April 22, 2008	April 22, 2008	April 22, 2008	November 25, 2008	November 25, 2008	April 22, 2008	April 1, 2008	April 22, 2008	April 1, 2008	April 4, 2008	June 17, 2010	June 17, 2010	June 17, 2010	September 17, 2010	December 21, 2010	December 21, 2010
Life on which depreciation in latest income statements is computed (Years)						40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	40	10	40	40	10	40	40	40	40	40,000	40,000	10,000	40,000	40,000	40,000	10,000	40,000	40,000	10,000	40,000	10,000	40,000	40,000	40,000	40,000	40,000	15,000	40,000	40,000

[1]	Includes real estate cost included in real estate held for sale of $72,691 and $87,807 for 2009 and 2008, respectively. Excludes intangible lease assets that are included in real estate held for sale of $24,487 and $24,615 for 2009 and 2008, respectively.

Real Estate Investments And Accumulated Depreciation (Changes In Total Real Estate Assets Including Real Estate Held For Sale) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008
Balance at beginning of period	$ 934,601	$ 943,700	[1]	$ 614,088
Acquisitions	146,854	421		418,766
Transfers from construction in progress				2,475
Additions	1,709	5,550		308
Dispositions	(92,529)	(15,070)		(85,648)
Other				(6,289)
Balance at end of period	990,635	934,601		943,700	[1]
Real estate cost		72,691		87,807
Real estate held for sale, intangible lease assets		24,487		24,615
Parent [Member]
Acquisitions	$ 210,000

[1]	Includes real estate cost included in real estate held for sale of $72,691 and $87,807 for 2009 and 2008, respectively. Excludes intangible lease assets that are included in real estate held for sale of $24,487 and $24,615 for 2009 and 2008, respectively.

Real Estate Investments And Accumulated Depreciation (Changes In Accumulated Depreciation Including Real Estate Assets Held For Sale) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009		Dec. 31, 2008
Real Estate Investments And Accumulated Depreciation [Abstract]
Balance at beginning of period	$ 51,638	$ 30,581	[1]	$ 20,214
Depreciation	22,664	21,389		18,118
Depreciation on disposed property	(5,640)	(332)		(7,751)
Balance at end of period	68,662	51,638		30,581	[1]
Accumulated depreciation of real estate held for sale		3,673		2,396
Accumulated amortization of intangible lease assets		$ 3,532		$ 2,020

[1]	Includes accumulated depreciation in real estate held for sale of $3,673 and $2,396 for 2009 and 2008 respectively. Excludes accumulated amortization related to intangible lease assets that are included in real estate held for sale of $3,532 and $2,020 for 2009 and 2008, respectively.

Mortgage Loan On Real Estate (Schedule Of Mortgage Loan On Real Estate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010
Mortgage Loans on Real Estate [Line Items]
Carrying Amount of Mortgages, Federal income tax purposes	$ 165,000
Long-Term First Mortgage Loan [Member]
Mortgage Loans on Real Estate [Line Items]
Prior Liens
Face Amount of Mortgages	165,000
Carrying Amount of Mortgages	165,000	[1]
Principal Amount of Loans Subject to Delinquent Principal or Interest
Long-Term First Mortgage Loan [Member] | Desert Valley Hospital [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgage loan assumed, Interest rate	9.90%
Final Maturity Date	2022
Prior Liens	(1)
Face Amount of Mortgages	70,000
Carrying Amount of Mortgages	70,000	[1]
Principal Amount of Loans Subject to Delinquent Principal or Interest	(2)
Long-Term First Mortgage Loan [Member] | Desert Valley Hospital [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgage loan assumed, Interest rate	10.70%
Final Maturity Date	2022
Prior Liens	(1)
Face Amount of Mortgages	20,000
Carrying Amount of Mortgages	20,000	[1]
Principal Amount of Loans Subject to Delinquent Principal or Interest	(2)
Long-Term First Mortgage Loan [Member] | Chino Valley Medical Center [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgage loan assumed, Interest rate	9.90%
Final Maturity Date	2022
Prior Liens	(1)
Face Amount of Mortgages	50,000
Carrying Amount of Mortgages	50,000	[1]
Principal Amount of Loans Subject to Delinquent Principal or Interest	(2)
Long-Term First Mortgage Loan [Member] | Paradise Valley Hospital [Member]
Mortgage Loans on Real Estate [Line Items]
Mortgage loan assumed, Interest rate	9.60%
Final Maturity Date	2022
Prior Liens	(1)
Face Amount of Mortgages	25,000
Carrying Amount of Mortgages	25,000	[1]
Principal Amount of Loans Subject to Delinquent Principal or Interest	$ (2)

[1]	The aggregate cost for Federal income tax purposes is $165,000.

Mortgage Loan On Real Estate (Changes In Mortgage Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Mortgage Loan On Real Estate [Abstract]
Balance at beginning of year	$ 200,164	$ 185,000	$ 185,000
New mortgage loans and additional advances on existing loans	7,836	15,164
Mortgage loans on real estate including additions during year	208,000	200,164	185,000
Collection of principal	(43,000)
Deductions during year	(43,000)
Balance at end of year	$ 165,000	$ 200,164	$ 185,000